UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05199

Columbia Funds Variable Insurance Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Asset Allocation Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Asset Allocation Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	15

Board Consideration and Approval of Advisory Agreement	20

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Asset Allocation Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Asset Allocation Fund (the fund) Class 1 shares returned 5.76% for the six-month period ended June 30, 2012.

>  The fund's benchmarks, the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, returned 2.37% and 9.49%, respectively, for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	5.76	-0.12	1.65	5.56
Class 2	06/01/00	5.63	-0.36	1.45	5.39
S&P 500 Index		9.49	5.45	0.22	5.33
Barclays U.S. Aggregate Bond Index		2.37	7.47	6.79	5.63

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

The S&P 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

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Columbia Variable Portfolio — Asset Allocation Fund

Portfolio Overview

(Unaudited)

Portfolio Allocation (%) (at June 30, 2012)
Equity Funds	60.1
Dividend Income	6.2
International	11.8
U.S. Large Cap	26.0
U.S. Mid Cap	9.0
U.S. Small Cap	7.1
Fixed-Income Funds	29.9
Convertible	2.0
Emerging Markets	2.0
High Yield	1.6
International	2.0
Investment Grade	22.3
Alternative Investments	6.2
Inflation-Indexed Bonds	2.6
Money Market Funds	1.2

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Anwiti Bahuguna, PhD

Melda Mergen, CFA, CAIA

Colin Moore

Marie M. Schofield, CFA

Beth Vanney, CFA

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Columbia Variable Portfolio — Asset Allocation Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)	Effective Expenses Paid During the Period ($)		Fund's Effective Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,057.60	1,024.07	0.82	0.81	0.16	4.60	4.53	0.90
Class 2	1,000.00	1,000.00	1,056.30	1,022.82	2.10	2.06	0.41	5.88	5.78	1.15

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Effective expenses paid during the period and the Fund's effective annualized expense ratio include expenses borne directly to the class plus the Fund's pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund's most recent shareholder report.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed a portion of fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Variable Portfolio — Asset Allocation Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Equity Funds 60.2%

	Shares	Value ($)
Dividend Income 6.1%
Columbia Dividend Income Fund, Class I Shares(a)	210,317	3,047,489
Columbia Dividend Opportunity Fund, Class I Shares(a)	361,332	3,049,641
Total		6,097,130
International 11.9%
Columbia Emerging Markets Fund, Class I Shares(a)	679,645	6,035,248
Columbia Greater China Fund, Class I Shares(a)	21,291	966,412
Columbia Overseas Value Fund, Class I Shares(a)	343,131	2,281,821
Columbia Pacific/Asia Fund, Class I Shares(a)	323,832	2,490,266
Total		11,773,747
U.S. Large Cap 26.1%
Columbia Contrarian Core Fund, Class I Shares(a)	432,188	6,521,723
Columbia Large Cap Growth Fund, Class I Shares(a)	115,774	2,998,551
Columbia Large Core Quantitative Fund, Class I Shares(a)	1,205,862	7,572,815
Columbia Large Growth Quantitative Fund, Class I Shares(a)	236,776	2,003,126
Columbia Large Value Quantitative Fund, Class I Shares(a)	290,864	2,015,684
Columbia Select Large Cap Growth Fund, Class I Shares(a)	290,574	3,722,250
Columbia Select Large-Cap Value Fund, Class I Shares(a)	63,504	976,690
Total		25,810,839
U.S. Mid Cap 9.0%
Columbia Mid Cap Growth Fund, Class I Shares(a)	165,795	4,401,863
Columbia Mid Cap Value Fund, Class I Shares(a)	330,558	4,472,453
Total		8,874,316
U.S. Small Cap 7.1%
Columbia Small Cap Growth Fund I, Class I Shares(a)	119,002	3,508,179
Columbia Small Cap Value Fund I, Class I Shares(a)	35,077	1,491,114

Equity Funds (continued)

	Shares	Value ($)
Columbia Small Cap Value Fund II, Class I Shares(a)	140,871	2,010,235
Total		7,009,528
Total Equity Funds (Cost: $60,018,579)		59,565,560

Fixed-Income Funds 29.9%

Convertible 2.0%
Columbia Convertible Securities Fund, Class I Shares(a)	139,905	2,006,234
Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Class I Shares(a)	172,738	2,008,949
High Yield 1.6%
Columbia High Yield Bond Fund, Class I Shares(a)	554,639	1,569,630
International 2.0%
Columbia International Bond Fund, Class I Shares(a)	177,605	1,994,505
Investment Grade 22.3%
Columbia Corporate Income Fund, Class I Shares(a)	871,884	9,032,718
Columbia Income Opportunities Fund, Class I Shares(a)	315,000	3,030,301
Columbia Limited Duration Credit Fund, Class I Shares(a)	297,059	2,988,413
Columbia U.S. Government Mortgage Fund, Class I Shares(a)	883,462	4,982,725
Mortgage- and Asset-Backed Portfolio(a)	205,263	1,991,050
Total		22,025,207
Total Fixed-Income Funds (Cost: $28,755,559)		29,604,525

Alternative Investments 6.2%

Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	192,841	1,995,909
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	272,870	2,712,324
Columbia Commodity Strategy Fund, Class I Shares(a)	164,698	1,449,340
Total Alternative Investments (Cost: $6,234,864)		6,157,573

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Variable Portfolio — Asset Allocation Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Inflation-Indexed Bonds 2.6%

	Effective Yield	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Bond 07/15/12	3.000%	31,988	32,078
07/15/13	1.875%	187,893	192,414
01/15/14	2.000%	199,216	206,842
01/15/15	1.625%	253,021	268,874
01/15/16	2.000%	202,848	224,432
07/15/17	2.625%	166,506	197,778
01/15/19	2.125%	214,310	256,418
01/15/21	1.125%	84,136	96,822
01/15/25	2.375%	372,255	490,243
04/15/29	3.875%	272,895	440,938
02/15/40	2.125%	106,441	151,080
Total Inflation-Indexed Bonds (Cost: $2,287,408)			2,557,919

Money Market Funds 1.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(a)(b)	1,190,420	1,190,420
Total Money Market Funds (Cost: $1,190,420)		1,190,420
Total Investments (Cost: $98,486,830)		99,075,997
Other Assets and Liabilities		(123,188)
Net Assets		98,952,809

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Variable Portfolio — Asset Allocation Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2012.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Variable Portfolio — Asset Allocation Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Investments in Affiliated Funds	96,518,078	—	—	96,518,078
Total Mutual Funds	96,518,078	—	—	96,518,078
Bonds
Inflation-Indexed Bonds	—	2,557,919	—	2,557,919
Total Bonds	—	2,557,919	—	2,557,919
Total	96,518,078	2,557,919	—	99,075,997

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Variable Portfolio — Asset Allocation Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,287,408)	$2,557,919
Affiliated issuers (identified cost $96,199,422)	96,518,078
Total investments (identified cost $98,486,830)	99,075,997
Receivable for:
Investments sold	1,582
Capital shares sold	16,903
Dividends	69,775
Interest	19,258
Reclaims	1,096
Expense reimbursement due from Investment Manager	273
Trustees' deferred compensation plan	32,912
Total assets	99,217,796
Liabilities
Disbursements in excess of cash	138
Payable for:
Investments purchased	69,595
Capital shares purchased	107,274
Investment management fees	88
Distribution and service fees	130
Transfer agent fees	160
Administration fees	53
Compensation of board members	22,997
Chief compliance officer expenses	291
Other expenses	31,349
Trustees' deferred compensation plan	32,912
Total liabilities	264,987
Net assets applicable to outstanding capital stock	$98,952,809
Represented by
Paid-in capital	$101,240,701
Undistributed net investment income	2,763,403
Accumulated net realized loss	(5,640,445)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	270,511
Investments — affiliated issuers	318,656
Foreign currency translations	(17)
Total — representing net assets applicable to outstanding capital stock	$98,952,809

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Variable Portfolio — Asset Allocation Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$79,618,622
Shares outstanding	6,374,125
Net asset value per share	$12.49
Class 2
Net assets	$19,334,187
Shares outstanding	1,560,371
Net asset value per share	$12.39

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Asset Allocation Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$127
Dividends — affiliated issuers	744,967
Interest	41,503
Total income	786,597
Expenses:
Investment management fees	17,057
Distribution fees
Class 2	25,260
Transfer agent fees
Class 1	24,529
Class 2	6,063
Administration fees	10,197
Compensation of board members	18,377
Custodian fees	13,323
Printing and postage fees	24,149
Professional fees	22,137
Chief compliance officer expenses	272
Other	2,058
Total expenses	163,422
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(54,822)
Total net expenses	108,600
Net investment income	677,997
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Sales of underlying affiliated funds	593,811
Capital gain distributions from underlying affiliated funds	276,609
Net realized gain	870,420
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	52,396
Investments — affiliated issuers	4,150,871
Foreign currency translations	(16)
Net change in unrealized appreciation	4,203,251
Net realized and unrealized gain	5,073,671
Net increase in net assets resulting from operations	$5,751,668

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Variable Portfolio — Asset Allocation Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$677,997	$2,094,314
Net realized gain	870,420	5,392,082
Net change in unrealized appreciation (depreciation)	4,203,251	(7,997,733)
Net increase (decrease) in net assets resulting from operations	5,751,668	(511,337)
Distributions to shareholders from:
Net investment income
Class 1	—	(2,270,728)
Class 2	—	(557,108)
Total distributions to shareholders	—	(2,827,836)
Increase (decrease) in net assets from share transactions	(7,836,992)	(16,278,298)
Total decrease in net assets	(2,085,324)	(19,617,471)
Net assets at beginning of period	101,038,133	120,655,604
Net assets at end of period	$98,952,809	$101,038,133
Undistributed net investment income	$2,763,403	$2,085,406

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	48,054	602,185	191,136	2,302,234
Distributions reinvested	—	—	182,241	2,270,728
Redemptions	(530,689)	(6,623,051)	(1,294,033)	(15,938,289)
Net decrease	(482,635)	(6,020,866)	(920,656)	(11,365,327)
Class 2 shares
Subscriptions	40,329	510,774	69,299	842,247
Distributions reinvested	—	—	44,964	557,108
Redemptions	(187,560)	(2,326,900)	(515,726)	(6,312,326)
Net decrease	(147,231)	(1,816,126)	(401,463)	(4,912,971)
Total net decrease	(629,866)	(7,836,992)	(1,322,119)	(16,278,298)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Variable Portfolio — Asset Allocation Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$11.81		$12.22	$11.08		$9.32		$15.25		$15.82
Income from investment operations:
Net investment income	0.09		0.24	0.26		0.25		0.35		0.38
Net realized and unrealized gain (loss)	0.59		(0.33)	1.19		1.93		(4.24)		1.06
Total from investment operations	0.68		(0.09)	1.45		2.18		(3.89)		1.44
Less distributions to shareholders:
Net investment income	—		(0.32)	(0.31)		(0.42)		(0.44)		(0.46)
Net realized gains	—		—	—		—		(1.60)		(1.55)
Total distributions to shareholders	—		(0.32)	(0.31)		(0.42)		(2.04)		(2.01)
Net asset value, end of period	$12.49		$11.81	$12.22		$11.08		$9.32		$15.25
Total return	5.76%		(0.85%)	13.43%		24.00	%(a)	(28.32%)		9.19%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.27	%(c)	0.40%	0.97%		1.00%		0.87%		0.84%
Net expenses after fees waived or expenses reimbursed(d)	0.16	%(c)	0.13%	0.68	%(e)	0.80	%(e)	0.75	%(e)	0.75	%(e)
Net investment income	1.38	%(c)	1.93%	2.27	%(e)	2.48	%(e)	2.75	%(e)	2.39	%(e)
Supplemental data
Net assets, end of period (in thousands)	$79,619		$81,002	$95,031		$97,435		$93,500		$162,538
Portfolio turnover	33%		89%	234	%(f)	103%		94%		100%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Effective October 22, 2010, the Fund transitioned to a fund-of-funds structure. If the Fund had not transitioned, portfolio turnover would have been lower.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Variable Portfolio — Asset Allocation Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$11.73		$12.15	$11.02		$9.27		$15.18		$15.75
Income from investment operations:
Net investment income	0.07		0.20	0.24		0.23		0.32		0.35
Net realized and unrealized gain (loss)	0.59		(0.32)	1.18		1.92		(4.21)		1.07
Total from investment operations	0.66		(0.12)	1.42		2.15		(3.89)		1.42
Less distributions to shareholders:
Net investment income	—		(0.30)	(0.29)		(0.40)		(0.42)		(0.44)
Net realized gains	—		—	—		—		(1.60)		(1.55)
Total distributions to shareholders	—		(0.30)	(0.29)		(0.40)		(2.02)		(1.99)
Net asset value, end of period	$12.39		$11.73	$12.15		$11.02		$9.27		$15.18
Total return	5.63%		(1.09%)	13.26%		23.79	%(a)	(28.45%)		9.07%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.52	%(c)	0.68%	1.22%		1.25%		1.12%		1.09%
Net expenses after fees waived or expenses reimbursed(d)	0.41	%(c)	0.38%	0.85	%(e)	0.95	%(e)	0.90	%(e)	0.90	%(e)
Net investment income	1.13	%(c)	1.66%	2.10	%(e)	2.34	%(e)	2.60	%(e)	2.24	%(e)
Supplemental data
Net assets, end of period (in thousands)	$19,334		$20,036	$25,624		$27,677		$29,985		$52,995
Portfolio turnover	33%		89%	234	%(f)	103%		94%		100%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Effective October 22, 2010, the Fund transitioned to a fund-of-funds structure. If the Fund had not transitioned, portfolio turnover would have been lower.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Variable Portfolio — Asset Allocation Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Asset Allocation Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Under normal circumstances, the Fund invests most of its assets in shares of mutual funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager) or its affiliates (Columbia Funds), exchange-traded funds (ETFs) and third party-advised funds (collectively, Underlying Funds), equity and fixed income securities, including Treasury Inflation Protected Securities (TIPS), and other instruments such as derivatives. The financial statements of the Underlying Funds in which the Fund invests should be read in conjunction with the Fund's financial statements.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

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15

Columbia Variable Portfolio — Asset Allocation Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is a blend of (i) 0.00% on assets invested in Columbia proprietary funds (excluding any proprietary fund that does not pay an investment management fee to the Investment Manager), (ii) 0.10% on assets invested in non-exchange traded, third party advised mutual funds and (iii) 0.55% on assets invested in all other securities, including ETFs, derivatives and individual securities. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.03% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.02% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation

Semiannual Report 2012
16

Columbia Variable Portfolio — Asset Allocation Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.13%
Class 2	0.38

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $98,487,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,003,000
Unrealized depreciation	(2,414,000)
Net unrealized appreciation	$589,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2017	$6,367,638

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $33,276,003 and $41,399,624, respectively, for the six months ended June 30, 2012.

Semiannual Report 2012
17

Columbia Variable Portfolio — Asset Allocation Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 76.3% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A., whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 9. Significant Risks

Allocation Risk

The Fund uses an asset allocation strategy in pursuing its investment objective. There is a risk that the Fund's allocation among asset classes or investments will cause the Fund to under-perform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

Investing in Other Funds Risk

The performance of the Underlying Funds in which the Fund invests could be adversely affected if other entities investing in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by the Fund, redemptions by other investors in the Underlying Funds could result in decreased economies of scale and increased operating expenses for the Fund. In addition, the Investment Manager has the authority to change the Underlying Funds in which the Fund invests or to change the percentage of the Fund's investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Investment Manager, such fees could result in the Investment Manager having a potential conflict of interest in selecting the Underlying Funds in which the Fund invests or in determining the percentage of the Fund's investments allocated to each Underlying Fund.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or

Semiannual Report 2012
18

Columbia Variable Portfolio — Asset Allocation Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
19

Columbia Variable Portfolio — Asset Allocation Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Asset Allocation Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012
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Columbia Variable Portfolio — Asset Allocation Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the seventy-second, forty-first and fifty-ninth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the

Semiannual Report 2012
21

Columbia Variable Portfolio — Asset Allocation Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and third quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in

Semiannual Report 2012
22

Columbia Variable Portfolio — Asset Allocation Fund

Board Consideration and Approval of
Advisory Agreement (continued)

investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012
23

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Semiannual Report 2012
24

Columbia Variable Portfolio — Asset Allocation Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
25

Columbia Variable Portfolio — Asset Allocation Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1475 C (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Contrarian Core Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio Overview	2

Understanding Your Fund's Expenses	3

Portfolio of Investments	4

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	15

Board Consideration and Approval of Advisory Agreement	20

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Apple, Inc.	5.2
Berkshire Hathaway, Inc., Class B	3.8
eBay, Inc.	3.6
General Electric Co.	2.9
JPMorgan Chase & Co.	2.9
Exxon Mobile Corp.	2.8
Johnson & Johnson	2.6
Philip Morris International, Inc.	2.6
Tyco International Ltd.	2.4
Wells Fargo & Co.	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	97.10
Consumer Discretionary	8.7
Consumer Staples	10.9
Energy	9.4
Financials	15.6
Health Care	14.2
Industrials	11.3
Information Technology	22.4
Materials	2.7
Telecommunication Services	1.4
Utilities	0.5
Other(a)	2.9

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Guy W. Pope, CFA

Semiannual Report 2012
2

Columbia Variable Portfolio — Contrarian Core Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class 1	1,000.00	1,000.00	972.00	*	1,021.28	1.16	*	3.62	0.72	*
Class 2	1,000.00	1,000.00	972.00	*	1,020.04	1.57	*	4.87	0.97	*

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

*For the period April 30, 2012 (commencement of operations) through June 30, 2012.

Semiannual Report 2012
3

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%

Issuer	Shares	Value ($)
Consumer Discretionary 8.8%
Auto Components 1.9%
Delphi Automotive PLC(a)	82,328	2,099,364
Johnson Controls, Inc.	252,027	6,983,668
Total		9,083,032
Media 5.5%
Comcast Corp., Class A	317,531	10,151,466
DIRECTV, Class A(a)	60,000	2,929,200
Discovery Communications, Inc., Class A(a)	94,184	5,085,936
Viacom, Inc., Class B	189,054	8,889,319
Total		27,055,921
Specialty Retail 1.4%
Home Depot, Inc. (The)	128,167	6,791,570
Total Consumer Discretionary		42,930,523
Consumer Staples 11.1%
Beverages 3.1%
Diageo PLC, ADR	46,344	4,776,676
PepsiCo, Inc.	147,516	10,423,481
Total		15,200,157
Food & Staples Retailing 1.8%
CVS Caremark Corp.	182,592	8,532,524
Food Products 1.8%
Kraft Foods, Inc., Class A	229,915	8,879,317
Household Products 1.5%
Procter & Gamble Co. (The)	121,644	7,450,695
Personal Products 0.3%
Herbalife Ltd.	24,814	1,199,261
Tobacco 2.6%
Philip Morris International, Inc.	145,117	12,662,909
Total Consumer Staples		53,924,863
Energy 9.5%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	49,143	2,019,777
National Oilwell Varco, Inc.	31,130	2,006,017
Weatherford International Ltd.(a)	186,541	2,356,013
Total		6,381,807

Common Stocks (continued)

Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 8.2%
Apache Corp.	47,678	4,190,419
Chevron Corp.	107,401	11,330,806
ConocoPhillips	121,225	6,774,053
Devon Energy Corp.	70,233	4,072,812
Exxon Mobil Corp.	159,374	13,637,633
Total		40,005,723
Total Energy		46,387,530
Financials 15.8%
Capital Markets 5.2%
BlackRock, Inc.	51,027	8,665,405
Goldman Sachs Group, Inc. (The)	36,353	3,484,799
Invesco Ltd.	216,627	4,895,770
Morgan Stanley	120,450	1,757,365
State Street Corp.	147,900	6,602,256
Total		25,405,595
Commercial Banks 2.3%
Wells Fargo & Co.	343,558	11,488,579
Diversified Financial Services 3.1%
Citigroup, Inc.	44,394	1,216,840
JPMorgan Chase & Co.	385,796	13,784,491
Total		15,001,331
Insurance 5.2%
Aon PLC	148,091	6,927,697
Berkshire Hathaway, Inc., Class B(a)	219,626	18,301,435
Total		25,229,132
Total Financials		77,124,637
Health Care 14.4%
Biotechnology 1.0%
Celgene Corp.(a)	79,868	5,124,331
Health Care Equipment & Supplies 2.3%
Baxter International, Inc.	104,350	5,546,203
Covidien PLC	103,697	5,547,789
Total		11,093,992
Health Care Providers & Services 3.3%
Aetna, Inc.	47,000	1,822,190
Cardinal Health, Inc.	106,837	4,487,154

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
4

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
CIGNA Corp.	81,148	3,570,512
Express Scripts Holding Co.(a)	114,586	6,397,336
Total		16,277,192
Pharmaceuticals 7.8%
Abbott Laboratories	135,744	8,751,416
Johnson & Johnson	188,195	12,714,454
Merck & Co., Inc.	165,900	6,926,325
Pfizer, Inc.	410,563	9,442,949
Total		37,835,144
Total Health Care		70,330,659
Industrials 11.5%
Aerospace & Defense 2.8%
Honeywell International, Inc.	136,200	7,605,408
United Technologies Corp.	78,888	5,958,410
Total		13,563,818
Air Freight & Logistics 0.8%
FedEx Corp.	40,203	3,682,997
Electrical Equipment 0.3%
Polypore International, Inc.(a)	33,366	1,347,653
Industrial Conglomerates 5.2%
General Electric Co.	668,885	13,939,564
Tyco International Ltd.	219,091	11,578,959
Total		25,518,523
Professional Services 1.1%
Nielsen Holdings NV(a)	208,062	5,455,386
Road & Rail 1.3%
Union Pacific Corp.	52,392	6,250,889
Total Industrials		55,819,266
Information Technology 22.7%
Communications Equipment 1.8%
QUALCOMM, Inc.	161,926	9,016,040
Computers & Peripherals 6.4%
Apple, Inc.(a)	43,036	25,133,024
EMC Corp.(a)	242,767	6,222,118
Total		31,355,142
Internet Software & Services 5.6%
eBay, Inc.(a)	409,072	17,185,115
Google, Inc., Class A(a)	16,984	9,851,909
Total		27,037,024

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 4.0%
Cognizant Technology Solutions Corp., Class A(a)	21,017	1,261,020
International Business Machines Corp.	45,080	8,816,746
Mastercard, Inc., Class A	21,369	9,191,021
Total		19,268,787
Office Electronics 1.1%
Xerox Corp.	666,722	5,247,102
Semiconductors & Semiconductor Equipment 1.0%
Skyworks Solutions, Inc.(a)	182,620	4,998,309
Software 2.8%
Electronic Arts, Inc.(a)	172,705	2,132,907
Microsoft Corp.	375,095	11,474,156
Total		13,607,063
Total Information Technology		110,529,467
Materials 2.7%
Chemicals 2.7%
Air Products & Chemicals, Inc.	42,199	3,406,725
Celanese Corp., Class A	57,707	1,997,817
Dow Chemical Co. (The)	104,526	3,292,569
EI du Pont de Nemours & Co.	92,358	4,670,544
Total		13,367,655
Total Materials		13,367,655
Telecommunication Services 1.5%
Wireless Telecommunication Services 1.5%
Sprint Nextel Corp.(a)	870,651	2,838,322
Vodafone Group PLC, ADR	149,957	4,225,788
Total		7,064,110
Total Telecommunication Services		7,064,110
Utilities 0.6%
Electric Utilities 0.6%
Exelon Corp.	70,609	2,656,311
Total Utilities		2,656,311
Total Common Stocks (Cost: $474,767,167)		480,135,021

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Money Market Funds 2.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(b)(c)	14,290,303	14,290,303
Total Money Market Funds (Cost: $14,290,303)		14,290,303
Total Investments (Cost: $489,057,470)		494,425,324
Other Assets & Liabilities, Net		(7,511,726)
Net Assets		486,913,598

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	494,320,535	(480,050,232)	—	14,290,303	7,975	14,290,303

Abbreviation Legend

ADR American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Variable Portfolio — Contrarian Core Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	42,930,523	—	—	42,930,523
Consumer Staples	53,924,863	—	—	53,924,863
Energy	46,387,530	—	—	46,387,530
Financials	77,124,637	—	—	77,124,637
Health Care	70,330,659	—	—	70,330,659
Industrials	55,819,266	—	—	55,819,266
Information Technology	110,529,467	—	—	110,529,467
Materials	13,367,655	—	—	13,367,655
Telecommunication Services	7,064,110	—	—	7,064,110
Utilities	2,656,311	—	—	2,656,311
Total Equity Securities	480,135,021	—	—	480,135,021
Other
Money Market Funds	14,290,303	—	—	14,290,303
Total Other	14,290,303	—	—	14,290,303
Total	494,425,324	—	—	494,425,324

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Variable Portfolio — Contrarian Core Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $474,767,167)	$480,135,021
Affiliated issuers (identified cost $14,290,303)	14,290,303
Total investments (identified cost $489,057,470)	494,425,324
Receivable for:
Investments sold	1,383,627
Dividends	814,565
Expense reimbursement due from Investment Manager	51,408
Other assets	8,532
Trustees' deferred compensation plan	227
Total assets	496,683,683
Liabilities
Payable for:
Investments purchased	6,399,951
Capital shares purchased	3,062,429
Investment management fees	242,699
Transfer agent fees	20,509
Administration fees	20,509
Compensation of board members	5,742
Chief compliance officer expenses	45
Other expenses	17,974
Trustees' deferred compensation plan	227
Total liabilities	9,770,085
Net assets applicable to outstanding capital stock	$486,913,598
Represented by
Partners' capital	$486,913,598
Total — representing net assets applicable to outstanding capital stock	$486,913,598

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Variable Portfolio — Contrarian Core Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$486,911,168
Shares outstanding	50,092,259
Net asset value per share	$9.72
Class 2
Net assets	$2,430
Shares outstanding	250
Net asset value per share	$9.72

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Contrarian Core Fund

Statement of Operations

Six Months Ended June 30, 2012(a) (Unaudited)

Net investment income
Income:
Dividends	$1,377,743
Dividends from affiliates	7,975
Total income	1,385,718
Expenses:
Investment management fees	372,792
Distribution fees
Class 2	1
Transfer agent fees
Class 1	31,502
Administration fees	31,503
Compensation of board members	5,930
Custodian fees	2,564
Printing and postage fees	2,149
Professional fees	13,343
Chief compliance officer expenses	45
Other	3,038
Total expenses	462,867
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(84,922)
Total net expenses	377,945
Net investment income	1,007,773
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(1,720,026)
Net realized loss	(1,720,026)
Net change in unrealized appreciation (depreciation) on:
Investments	5,367,854
Net change in unrealized appreciation	5,367,854
Net realized and unrealized gain	3,647,828
Net increase in net assets resulting from operations	$4,655,601

(a) For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Contrarian Core Fund

Statement of Changes in Net Assets

Six Months Ended June 30, 2012(a) (Unaudited)
Operations
Net investment income	$1,007,773
Net realized loss	(1,720,026)
Net change in unrealized appreciation	5,367,854
Net increase in net assets resulting from operations	4,655,601
Increase in net assets from share transactions	482,237,996
Total increase in net assets	486,893,597
Net assets at beginning of period	20,001
Net assets at end of period	$486,913,598

	Six Months Ended June 30, 2012(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	50,436,551	485,595,937
Redemptions	(346,042)	(3,357,941)
Total net increase	50,090,509	482,237,996

(a) For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Variable Portfolio — Contrarian Core Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Six Months Ended June 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.31	)(b)
Total from investment operations	(0.28)
Net asset value, end of period	$9.72
Total return	(2.80%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	0.88	%(d)
Net expenses after fees waived or expenses reimbursed(e)	0.72	%(d)
Net investment income	1.92	%(d)
Supplemental data
Net assets, end of period (in thousands)	$486,911
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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13

Columbia Variable Portfolio — Contrarian Core Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012(a)
Class 2	(Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized loss	(0.30	)(b)
Total from investment operations	(0.28)
Net asset value, end of period	$9.72
Total return	(2.80%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.08	%(d)
Net expenses after fees waived or expenses reimbursed(e)	0.97	%(d)
Net investment income	1.52	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	6%

Notes to Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Variable Portfolio — Contrarian Core Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Contrarian Core Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

On April 17, 2012, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $20,000 in the Fund (1,750 shares for Class 1 and 250 shares for Class 2), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on April 30, 2012.

These financial statements cover the period from April 30, 2012 (commencement of operations) to June 30, 2012.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

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Columbia Variable Portfolio — Contrarian Core Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund's income and loss. The components of the Fund's net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may

Semiannual Report 2012
16

Columbia Variable Portfolio — Contrarian Core Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective management fee rate for the period ended June 30, 2012 was 0.71% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the period ended June 30, 2012 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Semiannual Report 2012
17

Columbia Variable Portfolio — Contrarian Core Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.72%
Class 2	0.97

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $502,101,602 and $25,614,409, respectively, for the period ended June 30, 2012.

Note 5. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

During the period ended June 30, 2012, the Fund did not participate in securities lending activity.

Note 6. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 100.0% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective

Semiannual Report 2012
18

Columbia Variable Portfolio — Contrarian Core Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the period ended June 30, 2012.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
19

Columbia Variable Portfolio — Contrarian Core Fund

Board Consideration and Approval of
Advisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved, for an initial two-year term, the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio—Contrarian Core Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement.

In connection with their deliberations regarding the proposed Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on October 25, 2011, February 17, 2012 and March 6, 2012 and at the Board meeting held on March 7, 2012. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the Advisory Agreement for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer, to be provided under a separate Administrative Services Agreement;

•  The terms and conditions of the Advisory Agreement;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The advisory fees and total expenses of the existing Columbia Funds from which assets are expected to be redeemed in connection with the investment of seed capital in the Fund;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices; and

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by an independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of

Semiannual Report 2012
20

Columbia Variable Portfolio — Contrarian Core Fund

Board Consideration and Approval of
Advisory Agreement (continued)

transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, trade execution services and the quality of the Investment Manager's investment research capabilities, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the approval of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements that the Investment Manager would observe during the Fund's first two years, and the advisory fees and total expense ratios of comparable funds identified by an independent third-party data provider for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and continuation of the Advisory Agreement. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Advisory Agreement.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a peer group and a universe of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and continuation of the Advisory Agreement, the investment performance of the Fund in relation to the annualized return for various time periods of a benchmark and a group of comparable funds, as determined by an independent third party data provider.

Semiannual Report 2012
21

Columbia Variable Portfolio — Contrarian Core Fund

Board Consideration and Approval of
Advisory Agreement (continued)

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated performance of the Fund supported approval of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services to be provided (both on an absolute and relative basis) by the Investment Manager and its affiliates, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the approval of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Advisory Agreement.

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22

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23

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Semiannual Report 2012
24

Columbia Variable Portfolio — Contrarian Core Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
25

Columbia Variable Portfolio — Contrarian Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1875 A (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Money Market Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Money Market Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	9

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	13

Board Consideration and Approval of Advisory Agreement	17

Important Information About This Report	21

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Money Market Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Money Market Fund (the fund) Class 1 shares returned 0.00% for the six-month period ended June 30, 2012.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	0.00	0.00	1.06	1.73

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

An investment in the fund is not bank deposit and is not insured or guaranteed by Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Semiannual Report 2012
2

Columbia Variable Portfolio — Money Market Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Asset-Backed Commercial Paper	14.3
Asset-Backed Securities — Non-Agency	2.3
Certificates of Deposit	14.4
Commercial Paper	33.2
Repurchase Agreements	6.5
Treasury Bills	10.4
U.S. Government & Agency Obligations	15.0
U.S. Government-Insured Debt	3.9

Percentages indicated are based upon the value of total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2012
3

Columbia Variable Portfolio — Money Market Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,000.00	1,024.17	0.70	0.70	0.14

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Variable Portfolio — Money Market Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Asset-Backed Commercial Paper 14.1%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Fairway Finance Co. LLC(a) 07/23/12	0.170%	3,000,000	2,999,674
MetLife Short Term Funding(a) 08/03/12	0.160%	3,000,000	2,999,547
Old Line Funding LLC(a) 08/06/12	0.150%	3,000,000	2,999,538
Thunder Bay Funding LLC(a) 08/14/12	0.180%	2,000,000	1,999,550
Total Asset-Backed Commercial Paper (Cost: $10,998,309)			10,998,309

Commercial Paper 32.6%

Banking 15.3%
ANZ National International Ltd.(a) 08/13/12	0.220%	3,000,000	2,999,193
Bank of Nova Scotia Trust Co. 07/02/12	0.090%	3,000,000	2,999,977
Canadian Imperial Holdings, Inc. 07/06/12	0.090%	3,000,000	2,999,950
State Street Corp. 07/10/12	0.170%	3,000,000	2,999,850
Total			11,998,970
Consumer Products 2.6%
Procter & Gamble Co. (The)(a) 08/21/12	0.150%	2,000,000	1,999,567
Life Insurance 3.2%
New York Life Capital Corp. 07/12/12	0.150%	2,500,000	2,499,866
Non-Captive Diversified 3.8%
General Electric Capital Corp. 07/03/12	0.050%	3,000,000	2,999,985
Pharmaceuticals 7.7%
Merck & Co, Inc. 08/27/12	0.120%	3,000,000	2,999,420
Pfizer, Inc.(a) 07/25/12	0.110%	3,000,000	2,999,771
Total			5,999,191
Total Commercial Paper (Cost: $25,497,579)			25,497,579

Certificates of Deposit 14.1%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Bank of Montreal 07/05/12	0.100%	3,000,000	3,000,000
Royal Bank of Canada 07/02/12	0.120%	3,000,000	3,000,000
Toronto Dominion Bank 08/10/12	0.170%	3,000,000	3,000,000
Westpac Banking Corp.(b) 07/03/12	0.270%	2,000,000	2,000,000
Total Certificates of Deposit (Cost: $11,000,000)			11,000,000

Treasury Bills 10.2%

United States 10.2%
U.S. Treasury Bills
08/23/12	0.120%	3,000,000	2,999,437
09/13/12	0.110%	3,000,000	2,999,313
09/20/12	0.110%	2,000,000	1,999,498
Total Treasury Bills (Cost: $7,998,248)			7,998,248

U.S. Government & Agency Obligations 14.7%

Federal Home Loan Banks 08/20/12	0.080%	5,000,000	4,999,433
06/10/13	0.300%	1,000,000	1,000,000
Federal Home Loan Banks(b) 09/05/12	0.290%	2,500,000	2,500,000
Federal Home Loan Mortgage Corp. 07/17/12	0.110%	3,000,000	2,999,830
Total U.S. Government & Agency Obligations (Cost: $11,499,263)			11,499,263

U.S. Government-Insured Debt 3.8%

Straight-A Funding LLC(a)(c) U.S. Treasury Government Guaranty 07/25/12	0.150%	2,000,000	1,999,792
Straight-A Funding LLC(c) U.S. Treasury Government Guaranty 07/27/12	0.150%	1,000,000	999,887
Total U.S. Government-Insured Debt (Cost: $2,999,679)			2,999,679

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Variable Portfolio — Money Market Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Repurchase Agreements 6.4%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Tri-Party RBC Capital Markets LLC dated 06/29/12, due 07/02/12 at 1.500%, collateralized by U.S. Treasury obligation maturing 03/31/19, market value $5,100,047 (repurchase proceeds $5,000,033)	0.080%	5,000,000	5,000,000
Total Repurchase Agreements (Cost: $5,000,000)			5,000,000

Asset-Backed Securities — Non-Agency 2.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ABS Other 1.2%
CIT Equipment Collateral Series 2012-VT1 Class A1(a) 04/22/13	0.441%	504,888	504,888
GE Equipment Small Ticket LLC Series 2012-1A Class A1(a) 06/21/13	0.433%	207,630	207,630
Wheels SPV LLC Series 2012-1 Class A1(a) 05/20/13	0.500%	222,321	222,321
Total			934,839
Car Loan 1.0%
Enterprise Fleet Financing LLC Series 2011-3 Class A1(a) 11/20/12	0.589%	103,871	103,871
Ford Credit Auto Lease Trust Series 2012-A Class A1(a) 03/15/13	0.358%	213,384	213,384
Honda Auto Receivables Owner Trust Series 2012-1 Class A1 03/15/13	0.413%	315,692	315,692
Nissan Auto Receivables Owner Trust Series 2012-A Class A1 03/15/13	0.359%	154,333	154,333

Total	787,280
Total Asset-Backed Securities — Non-Agency (Cost: $1,722,119)	1,722,119
Total Investments (Cost: $76,715,197)	76,715,197
Other Assets & Liabilities, Net	1,517,927
Net Assets	78,233,124

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Variable Portfolio — Money Market Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $22,248,726 or 28.44% of net assets.

(b)  Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(c)  Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Variable Portfolio — Money Market Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Asset-Backed Securities — Non-Agency	—	1,722,119	—	1,722,119
U.S. Government & Agency Obligations	—	11,499,263	—	11,499,263
Total Bonds	—	13,221,382	—	13,221,382
Short-Term Securities
Asset-Backed Commercial Paper	—	10,998,309	—	10,998,309
Certificates of Deposit	—	11,000,000	—	11,000,000
Commercial Paper	—	25,497,579	—	25,497,579
U.S. Government-Insured Debt	—	2,999,679	—	2,999,679
Repurchase Agreements	—	5,000,000	—	5,000,000
Treasury Bills	—	7,998,248	—	7,998,248
Total Short-Term Securities	—	63,493,815	—	63,493,815
Total	—	76,715,197	—	76,715,197

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Variable Portfolio — Money Market Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $71,715,197)	$71,715,197
Repurchase agreements (identified cost $5,000,000)	5,000,000
Total investments (identified cost $76,715,197)	76,715,197
Cash	1,726,253
Receivable for:
Interest	2,166
Expense reimbursement due from Investment Manager	28,179
Trustees' deferred compensation plan	36,680
Total assets	78,508,475
Liabilities
Payable for:
Capital shares purchased	172,530
Investment management fees	22,015
Transfer agent fees	3,774
Administration fees	9,435
Compensation of board members	1,974
Chief compliance officer expenses	410
Other expenses	28,533
Trustees' deferred compensation plan	36,680
Total liabilities	275,351
Net assets applicable to outstanding capital stock	$78,233,124
Represented by
Paid-in capital	$78,272,119
Overdistributed net investment income	(34,345)
Accumulated net realized loss	(4,650)
Total — representing net assets applicable to outstanding capital stock	$78,233,124
Class 1
Net assets	$78,233,124
Shares outstanding	78,318,723
Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Variable Portfolio — Money Market Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Interest	$57,787
Total income	57,787
Expenses:
Investment management fees	145,075
Transfer agent fees	24,869
Administration fees	62,176
Compensation of board members	12,895
Custodian fees	7,242
Printing and postage fees	12,552
Professional fees	12,439
Chief compliance officer expenses	165
Other	6,853
Total expenses	284,266
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(226,479)
Total net expenses	57,787
Net investment income	—
Net increase in net assets resulting from operations	$—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$—	$—
Net realized gain	—	290
Net increase in net assets resulting from operations	—	290
Increase (decrease) in net assets from share transactions	(6,734,552)	(24,686,233)
Total decrease in net assets	(6,734,552)	(24,685,943)
Net assets at beginning of period	84,967,676	109,653,619
Net assets at end of period	$78,233,124	$84,967,676
Overdistributed net investment income	$(34,345)	$(34,345)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	10,771,389	10,771,389	24,995,324	24,995,324
Redemptions	(17,505,941)	(17,505,941)	(49,681,557)	(49,681,557)
Net decrease	(6,734,552)	(6,734,552)	(24,686,233)	(24,686,233)
Total net decrease	(6,734,552)	(6,734,552)	(24,686,233)	(24,686,233)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Variable Portfolio — Money Market Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations:
Net investment income	—		—		—		0.00	(a)	0.03		0.05
Net realized and unrealized gain (loss)	—		0.00	(a)	(0.00	)(a)	—		0.00	(a)	0.00	(a)
Total from investment operations	—		0.00	(a)	(0.00	)(a)	0.00	(a)	0.03		0.05
Less distributions to shareholders:
Net investment income	—		—		(0.00	)(a)	(0.00	)(a)	(0.03)		(0.05)
Total distributions to shareholders	—		—		(0.00	)(a)	(0.00	)(a)	(0.03)		(0.05)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return	0.00%		0.00%		0.03%		0.23%		2.58	%(b)	5.02%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed	0.69	%(c)	0.69%		0.67%		0.67%		0.64%		0.60%
Net expenses after fees waived or expenses reimbursed(d)	0.14	%(c)	0.16	%(e)	0.26	%(e)	0.44	%(e)	0.46	%(e)	0.45	%(e)
Net investment income	0.00	%(c)	0.00	%(e)	0.00	%(e)	0.25	%(e)	2.56	%(e)	4.91	%(e)
Supplemental data
Net assets, end of period (in thousands)	$78,233		$84,968		$109,654		$128,732		$164,340		$181,348

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  Had affiliates of the Investment Manager not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 1.87%.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Variable Portfolio — Money Market Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Money Market Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees (the Board) continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2012
13

Columbia Variable Portfolio — Money Market Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Distributions to Subaccounts

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.35% to 0.25% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.35% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.15% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below, through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the annual rate of 0.45% of the Fund's average daily net assets attributable to Class 1 shares.

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, the Investment Manager has voluntarily undertaken to waive its receipt of certain Fund expenses (consisting of investment management and administration fees) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for the Fund. This arrangement may be modified or terminated by the Investment Manager at any time.

Semiannual Report 2012
14

Columbia Variable Portfolio — Money Market Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $76,715,000.

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2013	415
2014	1,707
2015	2,520
2018	6
Total	4,648

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Shareholder Concentration

At June 30, 2012, one unaffiliated shareholder account owned 77.5% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such account. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 7. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 8. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Semiannual Report 2012
15

Columbia Variable Portfolio — Money Market Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
16

Columbia Variable Portfolio — Money Market Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Money Market Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012
17

Columbia Variable Portfolio — Money Market Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the fifty-fourth, forty-forth and thirtieth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's

Semiannual Report 2012
18

Columbia Variable Portfolio — Money Market Fund

Board Consideration and Approval of
Advisory Agreement (continued)

willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and second quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Semiannual Report 2012
19

Columbia Variable Portfolio — Money Market Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012
20

Columbia Variable Portfolio — Money Market Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
21

Columbia Variable Portfolio — Money Market Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1515 C (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Select
Large Cap Growth Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Select Large Cap Growth Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	16

Board Consideration and Approval of Advisory Agreement	21

Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Select Large Cap Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Select Large Cap Growth Fund (the fund) Class 1 shares returned 7.25% for the six-month period ended June 30, 2012.

>  The fund's benchmark, the Russell 1000 Growth Index, returned 10.08% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	Life
Class 1	09/02/08	7.25	-6.90	4.31
Class 2	09/02/08	7.12	-7.12	4.05
Russell 1000 Growth Index		10.08	5.76	5.98

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012
2

Columbia Variable Portfolio — Select Large Cap Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Baidu, Inc., ADR	4.6
Amazon.com, Inc.	4.5
Salesforce.com, Inc.	4.3
Biogen Idec, Inc.	4.1
Michael Kors Holdings Ltd.	4.0
Las Vegas Sands Corp.	3.9
Yum! Brands, Inc.	3.8
priceline.com, Inc.	3.7
Franklin Resources, Inc.	3.7
Novo Nordisk A/S, ADR	3.6

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Consumer Discretionary	24.7
Consumer Staples	2.6
Energy	5.5
Financials	5.4
Health Care	20.4
Industrials	2.5
Information Technology	29.3
Other(a)	9.6

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Thomas M. Galvin, CFA

Richard A. Carter

Todd D. Herget

Semiannual Report 2012
3

Columbia Variable Portfolio — Select Large Cap Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds. The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,072.50	1,020.74	4.28	4.17	0.83
Class 2	1,000.00	1,000.00	1,071.20	1,019.44	5.61	5.47	1.09

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Variable Portfolio — Select Large Cap Growth Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 92.0%

Issuer	Shares	Value ($)
Consumer Discretionary 25.1%
Hotels, Restaurants & Leisure 9.2%
Chipotle Mexican Grill, Inc.(a)	630	239,369
Las Vegas Sands Corp.	9,368	407,414
Yum! Brands, Inc.	6,190	398,760
Total		1,045,543
Internet & Catalog Retail 7.5%
Amazon.com, Inc.(a)	2,060	470,401
priceline.com, Inc.(a)	590	392,067
Total		862,468
Textiles, Apparel & Luxury Goods 8.4%
Fossil, Inc.(a)	3,300	252,582
lululemon athletica, Inc.(a)	4,811	286,880
Michael Kors Holdings Ltd.(a)	10,030	419,655
Total		959,117
Total Consumer Discretionary		2,867,128
Consumer Staples 2.6%
Personal Products 2.6%
Estee Lauder Companies, Inc. (The), Class A	5,570	301,448
Total Consumer Staples		301,448
Energy 5.6%
Energy Equipment & Services 2.7%
FMC Technologies, Inc.(a)	7,850	307,955
Oil, Gas & Consumable Fuels 2.9%
EOG Resources, Inc.	3,670	330,704
Total Energy		638,659
Financials 5.5%
Capital Markets 3.4%
Franklin Resources, Inc.	3,530	391,795
Diversified Financial Services 2.1%
IntercontinentalExchange, Inc.(a)	1,730	235,245
Total Financials		627,040

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care 20.8%
Biotechnology 9.4%
Alexion Pharmaceuticals, Inc.(a)	2,960	293,928
Biogen Idec, Inc.(a)	3,010	434,584
Celgene Corp.(a)	5,460	350,314
Total		1,078,826
Health Care Equipment & Supplies 2.7%
Edwards Lifesciences Corp.(a)	2,968	306,594
Health Care Providers & Services 2.7%
McKesson Corp.	3,300	309,375
Pharmaceuticals 6.0%
Allergan, Inc.	3,220	298,076
Novo Nordisk A/S, ADR	2,630	382,244
Total		680,320
Total Health Care		2,375,115
Industrials 2.6%
Aerospace & Defense 2.6%
Precision Castparts Corp.	1,800	296,082
Total Industrials		296,082
Information Technology 29.8%
Communications Equipment 6.1%
F5 Networks, Inc.(a)	3,551	353,537
QUALCOMM, Inc.	6,220	346,330
Total		699,867
Computers & Peripherals 3.2%
EMC Corp.(a)	14,190	363,690
Internet Software & Services 10.3%
Baidu, Inc., ADR(a)	4,162	478,547
Google, Inc., Class A(a)	600	348,042
LinkedIn Corp., Class A(a)	3,380	359,192
Total		1,185,781
IT Services 6.2%
Cognizant Technology Solutions Corp., Class A(a)	6,190	371,400
Visa, Inc., Class A	2,710	335,037
Total		706,437

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Variable Portfolio — Select Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 4.0%
Salesforce.com, Inc.(a)	3,290	454,876
Total Information Technology		3,410,651
Total Common Stocks (Cost: $9,543,523)		10,516,123

Money Market Funds 9.7%

Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(b)(c)	1,111,907	1,111,907
Total Money Market Funds (Cost: $1,111,907)		1,111,907
Total Investments (Cost: $10,655,430)		11,628,030
Other Assets & Liabilities, Net		(193,031)
Net Assets		11,434,999

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	7,612	4,691,531	(3,587,236)	—	1,111,907	276	1,111,907

Abbreviation Legend

ADR American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Variable Portfolio — Select Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1— Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2— Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3— Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Variable Portfolio — Select Large Cap Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,867,128	—	—	2,867,128
Consumer Staples	301,448	—	—	301,448
Energy	638,659	—	—	638,659
Financials	627,040	—	—	627,040
Health Care	2,375,115	—	—	2,375,115
Industrials	296,082	—	—	296,082
Information Technology	3,410,651	—	—	3,410,651
Total Equity Securities	10,516,123	—	—	10,516,123
Other
Money Market Funds	1,111,907	—	—	1,111,907
Total Other	1,111,907	—	—	1,111,907
Total	11,628,030	—	—	11,628,030

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Variable Portfolio — Select Large Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $9,543,523)	$10,516,123
Affiliated issuers (identified cost $1,111,907)	1,111,907
Total investments (identified cost $10,655,430)	11,628,030
Receivable for:
Capital shares sold	103,385
Dividends	1,724
Expense reimbursement due from Investment Manager	13,526
Trustees' deferred compensation plan	7,565
Total assets	11,754,230
Liabilities
Payable for:
Investments purchased	281,777
Investment management fees	5,300
Distribution and service fees	546
Transfer agent fees	448
Administration fees	448
Compensation of board members	1,669
Chief compliance officer expenses	266
Other expenses	21,212
Trustees' deferred compensation plan	7,565
Total liabilities	319,231
Net assets applicable to outstanding capital stock	$11,434,999
Represented by
Paid-in capital	$10,775,790
Excess of distributions over net investment income	(23,713)
Accumulated net realized loss	(289,678)
Unrealized appreciation (depreciation) on:
Investments	972,600
Total — representing net assets applicable to outstanding capital stock	$11,434,999

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Variable Portfolio — Select Large Cap Growth Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$8,629,015
Shares outstanding	767,993
Net asset value per share	$11.24
Class 2
Net assets	$2,805,984
Shares outstanding	252,203
Net asset value per share	$11.13

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Select Large Cap Growth Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$13,514
Dividends from affiliates	276
Foreign taxes withheld	(616)
Total income	13,174
Expenses:
Investment management fees	23,588
Distribution fees
Class 2	3,628
Transfer agent fees
Class 1	1,123
Class 2	871
Administration fees	1,993
Compensation of board members	10,095
Custodian fees	1,093
Printing and postage fees	15,119
Professional fees	16,771
Chief compliance officer expenses	236
Other	1,155
Total expenses	75,672
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(44,456)
Total net expenses	31,216
Net investment loss	(18,042)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(197,248)
Net realized loss	(197,248)
Net change in unrealized appreciation (depreciation) on:
Investments	592,511
Net change in unrealized appreciation	592,511
Net realized and unrealized gain	395,263
Net increase in net assets resulting from operations	$377,221

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Variable Portfolio — Select Large Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment loss	$(18,042)	$(30,757)
Net realized gain (loss)	(197,248)	635,411
Net change in unrealized appreciation (depreciation)	592,511	(750,155)
Net increase (decrease) in net assets resulting from operations	377,221	(145,501)
Distributions to shareholders from
Net realized gains
Class 1	—	(113,059)
Class 2	—	(112,909)
Total distributions to shareholders	—	(225,968)
Increase (decrease) in net assets from share transactions	5,793,047	225,968
Total increase (decrease) in net assets	6,170,268	(145,501)
Net assets at beginning of period	5,264,731	5,410,232
Net assets at end of period	$11,434,999	$5,264,731
Excess of distributions over net investment income	$(23,713)	$(5,671)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Variable Portfolio — Select Large Cap Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	534,846	6,007,259	—	—
Distributions reinvested	—	—	10,934	113,059
Redemptions	(19,294)	(214,212)	—	—
Net increase	515,552	5,793,047	10,934	113,059
Class 2 shares
Distributions reinvested	—	—	11,016	112,909
Net increase	—	—	11,016	112,909
Total net increase	515,552	5,793,047	21,950	225,968

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Variable Portfolio — Select Large Cap Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010		2009		2008(a)
Per share data
Net asset value, beginning of period	$10.48		$11.24		$9.00		$6.13		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		(0.05)		(0.05)		(0.01)		0.00	(b)
Net realized and unrealized gain (loss)	0.78		(0.24)		2.29		2.88		(3.87)
Total from investment operations	0.76		(0.29)		2.24		2.87		(3.87)
Less distributions to shareholders:
Net investment income	—		—		—		(0.00	)(b)	—
Net realized gains	—		(0.47)		—		—		—
Total distributions to shareholders	—		(0.47)		—		(0.00	)(b)	—
Net asset value, end of period	$11.24		$10.48		$11.24		$9.00		$6.13
Total return	7.25%		(2.54%)		24.89%		46.87%		(38.70%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.21	%(d)	2.56%		3.54%		4.56%		7.64	%(d)
Net expenses after fees waived or expenses reimbursed(e)	0.83	%(d)	0.86	%(f)	0.85	%(f)	0.85	%(f)	0.85	%(d)(f)
Net investment income (loss)	(0.42	%)(d)	(0.42	%)(f)	(0.40	%)(f)	(0.15	%)(f)	0.08	%(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$8,629		$2,645		$2,715		$2,252		$1,533
Portfolio turnover	17%		75%		87%		46%		31%

Notes to Financial Highlights

(a)  For the period from September 2, 2008 (commencement of operations) to December 31, 2008.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Variable Portfolio — Select Large Cap Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010		2009		2008(a)
Per share data
Net asset value, beginning of period	$10.39		$11.18		$8.97		$6.13		$10.00
Income from investment operations:
Net investment loss	(0.04)		(0.08)		(0.07)		(0.03)		(0.00	)(b)
Net realized and unrealized gain (loss)	0.78		(0.24)		2.28		2.87		(3.87)
Total from investment operations	0.74		(0.32)		2.21		2.84		(3.87)
Less distributions to shareholders:
Net investment income	—		—		—		(0.00	)(b)	—
Net realized gains	—		(0.47)		—		—		—
Total distributions to shareholders	—		(0.47)		—		(0.00	)(b)	—
Net asset value, end of period	$11.13		$10.39		$11.18		$8.97		$6.13
Total return	7.12%		(2.82%)		24.64%		46.35%		(38.70%)
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	2.37	%(d)	2.81%		3.79%		4.81%		7.89	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.09	%(d)	1.11	%(f)	1.10	%(f)	1.10	%(f)	1.10	%(d)(f)
Net investment loss	(0.70	%)(d)	(0.67	%)(f)	(0.65	%)(f)	(0.40	%)(f)	(0.17	%)(d)(f)
Supplemental data
Net assets, end of period (in thousands)	$2,806		$2,620		$2,696		$2,244		$1,532
Portfolio turnover	17%		75%		87%		46%		31%

Notes to Financial Highlights

(a)  For the period from September 2, 2008 (commencement of operations) to December 31, 2008.

(b)  Rounds to less than $0.01.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Variable Portfolio — Select Large Cap Growth Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Semiannual Report 2012
16

Columbia Variable Portfolio — Select Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Interest income is recorded on an accrual basis.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.71% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.06% of the Fund's average daily net assets.

Semiannual Report 2012
17

Columbia Variable Portfolio — Select Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.79%
Class 2	1.04

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.86%
Class 2	1.11

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $10,655,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,052,000
Unrealized depreciation	(79,000)
Net unrealized appreciation	$973,000

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally,

Semiannual Report 2012
18

Columbia Variable Portfolio — Select Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $5,950,755 and $1,122,761, respectively, for the six months ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. The Fund continues to earn and accrue interest and dividends on the securities loaned.

During the six months ended June 30, 2012, the Fund did not participate in securities lending activity.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Semiannual Report 2012
19

Columbia Variable Portfolio — Select Large Cap Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
20

Columbia Variable Portfolio — Select Large Cap Growth Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio-Select Large Cap Growth Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012
21

Columbia Variable Portfolio — Select Large Cap Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the sixtieth and ninth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of

Semiannual Report 2012
22

Columbia Variable Portfolio — Select Large Cap Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and fourth quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

Semiannual Report 2012
23

Columbia Variable Portfolio — Select Large Cap Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012
24

Columbia Variable Portfolio — Select Large Cap Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
25

Columbia Variable Portfolio — Select Large Cap Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1530 C (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Small Cap Value Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Small Cap Value Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	13

Statement of Operations	15

Statement of Changes in Net Assets	16

Financial Highlights	18

Notes to Financial Statements	20

Board Consideration and Approval of Advisory Agreement	25

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Small Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Small Cap Value Fund (the fund) Class 1 shares returned 3.08% for the six-month period ended June 30, 2012.

>  The fund's benchmark, the Russell 2000 Value Index, returned 8.23% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/19/98	3.08	-6.22	0.22	7.63
Class 2	06/01/00	3.09	-6.33	0.06	7.47
Russell 2000 Value Index		8.23	-1.44	-1.05	6.50

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Value Index tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012
2

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Rent-A-Center, Inc.	1.0
OM Group, Inc.	0.9
Starwood Property Trust, Inc.	0.8
Sunstone Hotel Investors, Inc.	0.8
FirstMerit Corp.	0.8
Hancock Holding Co.	0.8
IDACORP, Inc.	0.8
Southwest Gas Corp.	0.8
Allete, Inc.	0.8
Greif, Inc.	0.8

Percentages indicated are based upon total investments (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	99.3
Consumer Discretionary	10.3
Consumer Staples	3.2
Energy	5.7
Financials	31.1
Health Care	8.7
Industrials	15.3
Information Technology	13.8
Materials	6.0
Telecommunication Services	1.6
Utilities	3.6
Exchange-Traded Funds	0.4
Other(a)	0.3

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Stephen D. Barbaro, CFA

Jeremy H. Javidi, CFA

John S. Barrett, CFA

Semiannual Report 2012
3

Columbia Variable Portfolio — Small Cap Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,031.80	1,020.49	4.44	4.42	0.88
Class 2	1,000.00	1,000.00	1,030.90	1,019.74	5.20	5.17	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.4%

Issuer	Shares	Value ($)
Consumer Discretionary 10.3%
Auto Components 0.3%
Amerigon, Inc.(a)	64,769	744,196
Diversified Consumer Services 0.9%
Lincoln Educational Services Corp.	135,215	878,897
Regis Corp.	72,882	1,308,961
Universal Technical Institute, Inc.	45,461	614,178
Total		2,802,036
Hotels, Restaurants & Leisure 1.5%
Bob Evans Farms, Inc.	50,181	2,017,276
Red Robin Gourmet Burgers, Inc.(a)(b)	32,824	1,001,460
WMS Industries, Inc.(a)	76,000	1,516,200
Total		4,534,936
Household Durables 0.7%
American Greetings Corp., Class A	78,510	1,147,816
Cavco Industries, Inc.(a)	20,714	1,062,214
Total		2,210,030
Specialty Retail 4.8%
Aaron's, Inc.	53,180	1,505,526
Children's Place Retail Stores, Inc. (The)(a)(b)	35,717	1,779,778
Finish Line, Inc., Class A (The)	83,980	1,756,022
GameStop Corp., Class A	65,926	1,210,401
hhgregg, Inc.(a)(b)	85,725	969,550
Men's Wearhouse, Inc. (The)	59,191	1,665,635
Rent-A-Center, Inc.	88,146	2,974,046
Shoe Carnival, Inc.	53,395	1,147,458
Stage Stores, Inc.	68,643	1,257,540
Total		14,265,956
Textiles, Apparel & Luxury Goods 2.1%
Columbia Sportswear Co.	23,250	1,246,665
Deckers Outdoor Corp.(a)(b)	32,760	1,441,768
G-III Apparel Group Ltd.(a)(b)	37,190	881,031
Jones Group, Inc. (The)	155,910	1,490,500
Warnaco Group, Inc. (The)(a)	24,890	1,059,816
Total		6,119,780
Total Consumer Discretionary		30,676,934

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 3.2%
Food & Staples Retailing 1.5%
Andersons, Inc. (The)	39,790	1,697,441
Harris Teeter Supermarkets, Inc.	38,900	1,594,511
Spartan Stores, Inc.	66,937	1,213,568
Total		4,505,520
Food Products 1.5%
Chiquita Brands International, Inc.(a)	127,750	638,750
Darling International, Inc.(a)	98,110	1,617,834
Fresh Del Monte Produce, Inc.	90,369	2,120,961
Total		4,377,545
Personal Products 0.2%
Inter Parfums, Inc.	36,452	629,526
Total Consumer Staples		9,512,591
Energy 5.8%
Energy Equipment & Services 3.0%
Gulf Island Fabrication, Inc.	44,469	1,254,470
Matrix Service Co.(a)	96,731	1,097,897
Newpark Resources, Inc.(a)	146,717	865,630
Patterson-UTI Energy, Inc.	85,930	1,251,141
RPC, Inc.	103,994	1,236,489
Tetra Technologies, Inc.(a)(b)	134,446	958,600
TGC Industries, Inc.(a)	114,455	1,111,358
Tidewater, Inc.	25,743	1,193,445
Total		8,969,030
Oil, Gas & Consumable Fuels 2.8%
Bill Barrett Corp.(a)(b)	73,350	1,571,157
Cloud Peak Energy, Inc.(a)(b)	91,720	1,550,985
Forest Oil Corp.(a)	147,620	1,082,055
Stone Energy Corp.(a)	61,492	1,558,207
Swift Energy Co.(a)(b)	54,208	1,008,811
VAALCO Energy, Inc.(a)	153,060	1,320,908
Total		8,092,123
Total Energy		17,061,153

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 31.1%
Capital Markets 1.3%
GFI Group, Inc.	256,506	913,161
INTL FCStone, Inc.(a)	59,945	1,159,936
Knight Capital Group, Inc., Class A(a)	154,130	1,840,312
Total		3,913,409
Commercial Banks 9.3%
Ameris Bancorp(a)	118,599	1,494,347
BancFirst Corp.	32,272	1,352,520
Bryn Mawr Bank Corp.	60,821	1,281,498
Chemical Financial Corp.	74,659	1,605,169
Columbia Banking System, Inc.	88,708	1,669,485
Community Trust Bancorp, Inc.	49,749	1,666,094
First Citizens BancShares Inc., Class A	7,898	1,316,202
First Commonwealth Financial Corp.	286,918	1,930,958
First Financial Corp.	55,209	1,601,061
FirstMerit Corp.	145,300	2,400,356
Glacier Bancorp, Inc.	112,190	1,737,823
Hancock Holding Co.	77,564	2,361,048
Investors Bancorp, Inc.(a)	85,573	1,291,297
Merchants Bancshares, Inc.	43,565	1,200,216
Northrim BanCorp, Inc.	59,629	1,281,427
West Coast Bancorp(a)	59,052	1,160,372
Wintrust Financial Corp.	62,047	2,202,668
Total		27,552,541
Consumer Finance 0.9%
Cash America International, Inc.	39,669	1,747,023
Green Dot Corp., Class A(a)(b)	43,970	972,616
Total		2,719,639
Diversified Financial Services 0.3%
Pico Holdings, Inc.(a)(b)	35,471	794,905
Insurance 7.8%
Allied World Assurance Co. Holdings AG	21,750	1,728,472
American Safety Insurance Holdings Ltd.(a)	67,496	1,265,550
Argo Group International Holdings Ltd.	66,230	1,938,552
Baldwin & Lyons, Inc., Class B	52,085	1,210,455
eHealth, Inc.(a)	32,802	528,440
EMC Insurance Group, Inc.	53,784	1,086,437
Endurance Specialty Holdings Ltd.	37,700	1,444,664

Common Stocks (continued)

Issuer	Shares	Value ($)
FBL Financial Group, Inc., Class A	46,699	1,308,039
Hanover Insurance Group, Inc. (The)	41,900	1,639,547
Horace Mann Educators Corp.	90,968	1,590,121
Kemper Corp.	42,755	1,314,716
National Western Life Insurance Co., Class A	5,848	829,948
Navigators Group, Inc. (The)(a)	28,630	1,432,932
Safety Insurance Group, Inc.	39,651	1,611,417
Stewart Information Services Corp.	60,952	935,613
Symetra Financial Corp.	124,795	1,574,913
United Fire Group, Inc.	84,630	1,805,158
Total		23,244,974
Real Estate Investment Trusts (REITs) 6.7%
Campus Crest Communities, Inc.	82,860	860,915
Chesapeake Lodging Trust	102,557	1,766,032
Corporate Office Properties Trust	50,350	1,183,728
Cousins Properties, Inc.	227,260	1,761,265
DiamondRock Hospitality Co.	211,312	2,155,382
Franklin Street Properties Corp.	126,015	1,333,239
National Health Investors, Inc.	30,587	1,557,490
Potlatch Corp.	58,359	1,863,986
Starwood Property Trust, Inc.	118,089	2,516,477
Sunstone Hotel Investors, Inc.(a)	221,526	2,434,571
Terreno Realty Corp.	96,817	1,462,905
Urstadt Biddle Properties, Inc., Class A	52,253	1,033,042
Total		19,929,032
Thrifts & Mortgage Finance 4.8%
Bank Mutual Corp.	225,909	996,259
BankFinancial Corp.	128,577	968,185
BankUnited, Inc.	39,408	929,241
Beneficial Mutual Bancorp, Inc.(a)	169,505	1,462,828
Brookline Bancorp, Inc.	178,562	1,580,274
ESSA Bancorp, Inc.	79,380	857,304
Home Federal Bancorp, Inc.	104,050	1,092,525
MGIC Investment Corp.(a)(b)	299,628	862,929
Northfield Bancorp, Inc.	61,898	879,570
Provident New York Bancorp	116,340	883,021
TrustCo Bank Corp.	97,242	530,941
United Financial Bancorp, Inc.	58,912	847,154
Washington Federal, Inc.	101,430	1,713,153

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Westfield Financial, Inc.	88,357	645,006
Total		14,248,390
Total Financials		92,402,890
Health Care 8.7%
Health Care Equipment & Supplies 2.8%
Analogic Corp.	18,160	1,125,920
Angiodynamics, Inc.(a)	68,825	826,588
Cantel Medical Corp.	36,872	1,004,762
CONMED Corp.	56,830	1,572,486
ICU Medical, Inc.(a)(b)	28,531	1,522,985
Medical Action Industries, Inc.(a)	92,430	321,657
Orthofix International NV(a)	26,797	1,105,376
Quidel Corp.(a)(b)	60,353	946,335
Total		8,426,109
Health Care Providers & Services 3.4%
Amsurg Corp.(a)(b)	58,151	1,743,367
Centene Corp.(a)	39,100	1,179,256
Lincare Holdings, Inc.	47,300	1,609,146
Magellan Health Services, Inc.(a)	44,390	2,012,199
Medcath Corp.	101,350	757,084
Molina Healthcare, Inc.(a)(b)	49,310	1,156,812
Triple-S Management Corp., Class B(a)	45,374	829,437
U.S. Physical Therapy, Inc.	31,974	813,099
Total		10,100,400
Pharmaceuticals 2.5%
Impax Laboratories, Inc.(a)(b)	65,450	1,326,672
Jazz Pharmaceuticals PLC(a)	26,230	1,180,612
Medicis Pharmaceutical Corp., Class A	38,400	1,311,360
Par Pharmaceutical Companies, Inc.(a)	42,550	1,537,757
Viropharma, Inc.(a)	87,370	2,070,669
Total		7,427,070
Total Health Care		25,953,579
Industrials 15.3%
Aerospace & Defense 1.3%
AAR Corp.	50,775	684,447
Ceradyne, Inc.	64,596	1,656,887
Curtiss-Wright Corp.	51,640	1,603,422
Total		3,944,756

Common Stocks (continued)

Issuer	Shares	Value ($)
Building Products 0.4%
Universal Forest Products, Inc.	29,213	1,138,723
Commercial Services & Supplies 2.0%
ABM Industries, Inc.	59,750	1,168,710
ACCO Brands Corp.(a)	127,471	1,318,050
Consolidated Graphics, Inc.(a)	27,079	786,645
Ennis, Inc.	55,992	861,157
Unifirst Corp.	28,260	1,801,575
Total		5,936,137
Construction & Engineering 1.6%
Comfort Systems U.S.A., Inc.	82,483	826,480
Dycom Industries, Inc.(a)	58,350	1,085,893
KHD Humboldt Wedag International AG(a)	69,805	434,855
Layne Christensen Co.(a)(b)	42,426	877,794
Pike Electric Corp.(a)	95,881	740,201
Sterling Construction Co., Inc.(a)	61,876	632,373
Total		4,597,596
Electrical Equipment 1.7%
Belden, Inc.	41,997	1,400,600
Brady Corp., Class A	50,230	1,381,827
GrafTech International Ltd.(a)(b)	142,009	1,370,387
Powell Industries, Inc.(a)	27,651	1,033,042
Total		5,185,856
Machinery 5.3%
Albany International Corp., Class A	57,091	1,068,173
Astec Industries, Inc.(a)	38,279	1,174,400
Briggs & Stratton Corp.	74,981	1,311,418
Cascade Corp.	19,350	910,417
CIRCOR International, Inc.	33,280	1,134,515
EnPro Industries, Inc.(a)(b)	31,096	1,162,057
FreightCar America, Inc.	29,157	669,736
Harsco Corp.	41,384	843,406
ITT Corp.	53,450	940,720
Kadant, Inc.(a)	56,076	1,314,982
LB Foster Co., Class A	40,362	1,154,757
Mueller Industries, Inc.	43,731	1,862,503
Robbins & Myers, Inc.	50,069	2,093,886
Total		15,640,970

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Professional Services 0.8%
FTI Consulting, Inc.(a)	42,600	1,224,750
Korn/Ferry International(a)	75,204	1,079,177
Total		2,303,927
Road & Rail 1.3%
Heartland Express, Inc.	89,943	1,287,084
Ryder System, Inc.	24,770	891,968
Werner Enterprises, Inc.	73,718	1,761,123
Total		3,940,175
Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.	33,018	1,216,713
Kaman Corp.	47,311	1,463,803
Total		2,680,516
Total Industrials		45,368,656
Information Technology 13.8%
Communications Equipment 0.7%
Emulex Corp.(a)	164,320	1,183,104
Symmetricom, Inc.(a)	143,218	857,876
Total		2,040,980
Computers & Peripherals 0.5%
QLogic Corp.(a)	114,020	1,560,934
Electronic Equipment, Instruments & Components 2.5%
Anixter International, Inc.	27,207	1,443,331
Electro Scientific Industries, Inc.	60,425	714,223
GSI Group, Inc.(a)	70,815	811,540
Littelfuse, Inc.	30,710	1,747,092
Methode Electronics, Inc.	70,986	604,091
MTS Systems Corp.	28,209	1,087,457
Nam Tai Electronics, Inc.	175,634	1,022,190
Total		7,429,924
Internet Software & Services 1.6%
Blucora, Inc.(a)	72,025	887,348
j2 Global, Inc.	35,896	948,372
Monster Worldwide, Inc.(a)(b)	124,790	1,060,715
United Online, Inc.	155,340	655,535
ValueClick, Inc.(a)	64,190	1,052,074
Total		4,604,044

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 3.1%
Acxiom Corp.(a)	113,795	1,719,442
CACI International, Inc., Class A(a)(b)	21,583	1,187,497
Convergys Corp.	129,167	1,907,797
CSG Systems International, Inc.(a)	59,509	1,028,316
Global Cash Access Holdings, Inc.(a)(b)	153,044	1,103,447
MoneyGram International, Inc.(a)	78,945	1,152,597
TeleTech Holdings, Inc.(a)	70,670	1,130,720
Total		9,229,816
Semiconductors & Semiconductor Equipment 3.9%
Amkor Technology, Inc.(a)(b)	129,574	632,321
ATMI, Inc.(a)(b)	58,375	1,200,774
Cabot Microelectronics Corp.	33,390	975,322
Cymer, Inc.(a)(b)	28,320	1,669,464
Entegris, Inc.(a)(b)	212,090	1,811,249
Integrated Device Technology, Inc.(a)	158,700	891,894
MKS Instruments, Inc.	68,635	1,985,610
Teradyne, Inc.(a)	76,940	1,081,776
Tessera Technologies, Inc.	87,437	1,343,907
Total		11,592,317
Software 1.5%
Compuware Corp.(a)	101,830	946,001
Monotype Imaging Holdings, Inc.(a)(b)	59,144	991,845
Parametric Technology Corp.(a)	45,833	960,659
Progress Software Corp.(a)(b)	72,991	1,523,322
Total		4,421,827
Total Information Technology		40,879,842
Materials 6.0%
Chemicals 3.4%
A. Schulman, Inc.	49,190	976,422
Chemtura Corp.(a)	97,420	1,412,590
Cytec Industries, Inc.	19,030	1,115,919
Ferro Corp.(a)	179,030	859,344
H.B. Fuller Co.	37,652	1,155,916
Minerals Technologies, Inc.	29,730	1,896,179
OM Group, Inc.(a)(b)	139,264	2,646,016
Total		10,062,386

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Containers & Packaging 1.0%
Greif, Inc., Class A	55,651	2,281,691
Greif, Inc., Class B	18,514	832,575
Total		3,114,266
Metals & Mining 1.2%
Olympic Steel, Inc.	48,576	797,618
Thompson Creek Metals Co., Inc.(a)	239,230	763,143
Worthington Industries, Inc.	95,940	1,963,892
Total		3,524,653
Paper & Forest Products 0.4%
Wausau Paper Corp.	114,219	1,111,351
Total Materials		17,812,656
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.1%
Cbeyond, Inc.(a)	120,093	813,030
Lumos Networks Corp.	41,781	394,830
Neutral Tandem, Inc.(a)	93,000	1,225,740
Warwick Valley Telephone Co.	61,964	816,686
Total		3,250,286
Wireless Telecommunication Services 0.5%
NTELOS Holdings Corp.	39,291	740,635
Shenandoah Telecommunications Co.	62,770	854,300
Total		1,594,935
Total Telecommunication Services		4,845,221
Utilities 3.6%
Electric Utilities 2.2%
Allete, Inc.	55,519	2,320,694
IDACORP, Inc.	56,080	2,359,847
MGE Energy, Inc.	37,287	1,763,675
Total		6,444,216
Gas Utilities 1.4%
Laclede Group, Inc. (The)	46,931	1,868,323
Southwest Gas Corp.	53,971	2,355,834
Total		4,224,157
Total Utilities		10,668,373
Total Common Stocks (Cost: $306,490,024)		295,181,895
Exchange-Traded Funds 0.3%

Issuer	Shares	Value ($)
iShares Russell 2000 Value	14,940	1,051,626
Total Exchange-Traded Funds (Cost: $1,085,699)		1,051,626

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(c)(d)	944,994	944,994
Total Money Market Funds (Cost: $944,994)		944,994

Investments of Cash Collateral Received for Securities on Loan 4.5%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Certificates of Deposit 0.3%
Sumitomo Mitsui Banking Corp. 07/03/12	0.360%	1,000,000	1,000,000
Repurchase Agreements 4.2%
Natixis Financial Products, Inc. dated 06/29/12, matures 07/02/12, repurchase price $5,000,104(e)	0.250%	5,000,000	5,000,000
Societe Generale dated 06/29/12, matures 07/02/12, repurchase price $7,389,619(e)	0.190%	7,389,502	7,389,502
Total			12,389,502
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $13,389,502)			13,389,502
Total Investments (Cost: $321,910,219)			310,568,017
Other Assets & Liabilities, Net			(13,485,804)
Net Assets			297,082,213

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At June 30, 2012, security was partially or fully on loan.

(c)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	22,833,605	(21,888,611)	—	944,994	1,097	944,994

(e)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Natixis Financial Products, Inc. (0.250%)
Fannie Mae Pool	762,512
Fannie Mae REMICS	1,319,164
Federal Home Loan Banks	172,979
Federal National Mortgage Association	172,941
Freddie Mac Gold Pool	442,621
Freddie Mac Non Gold Pool	164,196
Freddie Mac REMICS	784,057
Government National Mortgage Association	928,378
United States Treasury Note/Bond	353,258
Total Market Value of Collateral Securities	5,100,106
Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	4,606,226
Freddie Mac Gold Pool	2,931,066
Total Market Value of Collateral Securities	7,537,292

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Variable Portfolio — Small Cap Value Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	30,676,934	—	—	30,676,934
Consumer Staples	9,512,591	—	—	9,512,591
Energy	17,061,153	—	—	17,061,153
Financials	92,402,890	—	—	92,402,890
Health Care	25,953,579	—	—	25,953,579
Industrials	44,933,801	434,855	—	45,368,656
Information Technology	40,879,842	—	—	40,879,842
Materials	17,812,656	—	—	17,812,656
Telecommunication Services	4,845,221	—	—	4,845,221
Utilities	10,668,373	—	—	10,668,373
Exchange-Traded Funds	1,051,626	—	—	1,051,626
Total Equity Securities	295,798,666	434,855	—	296,233,521
Other
Money Market Funds	944,994	—	—	944,994
Investments of Cash Collateral Received for Securities on Loan	—	13,389,502	—	13,389,502
Total Other	944,994	13,389,502	—	14,334,496
Total	296,743,660	13,824,357	—	310,568,017

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Columbia Variable Portfolio — Small Cap Value Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $307,575,723)	$296,233,521
Affiliated issuers (identified cost $944,994)	944,994
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $1,000,000)	1,000,000
Repurchase agreements (identified cost $12,389,502)	12,389,502
Total investments (identified cost $321,910,219)	310,568,017
Cash	37
Receivable for:
Investments sold	1,503,459
Capital shares sold	93,799
Dividends	373,293
Interest	11,564
Expense reimbursement due from Investment Manager	45,934
Trustees' deferred compensation plan	36,074
Total assets	312,632,177
Liabilities
Due upon return of securities on loan	13,389,502
Payable for:
Investments purchased	1,634,582
Capital shares purchased	178,870
Investment management fees	179,054
Distribution fees	52,673
Transfer agent fees	13,599
Administration fees	18,132
Chief compliance officer expenses	284
Other expenses	47,194
Trustees' deferred compensation plan	36,074
Total liabilities	15,549,964
Net assets applicable to outstanding capital stock	$297,082,213
Represented by
Paid-in capital	$295,643,069
Undistributed net investment income	2,404,133
Accumulated net realized gain	10,377,213
Unrealized appreciation (depreciation) on:
Investments	(11,342,202)
Total — representing net assets applicable to outstanding capital stock	$297,082,213
*Value of securities on loan	$13,389,552

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Variable Portfolio — Small Cap Value Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$20,700,333
Shares outstanding	1,375,900
Net asset value per share	$15.04
Class 2
Net assets	$276,381,880
Shares outstanding	18,440,621
Net asset value per share	$14.99

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Variable Portfolio — Small Cap Value Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$2,394,696
Interest	15
Dividends from affiliates	1,097
Income from securities lending — net	87,503
Total income	2,483,311
Expenses:
Investment management fees	1,190,431
Distribution fees
Class 2	346,530
Transfer agent fees
Class 1	7,245
Class 2	83,165
Administration fees	120,550
Compensation of board members	12,918
Custodian fees	10,935
Printing and postage fees	41,448
Professional fees	17,260
Chief compliance officer expenses	308
Other	4,898
Total expenses	1,835,688
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(163,147)
Fees waived by Distributor — Class 2	(138,604)
Total net expenses	1,533,937
Net investment income	949,374
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(3,396,708)
Foreign currency translations	(49)
Net realized loss	(3,396,757)
Net change in unrealized appreciation (depreciation) on:
Investments	11,748,499
Net change in unrealized appreciation	11,748,499
Net realized and unrealized gain	8,351,742
Net increase in net assets resulting from operations	$9,301,116

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Variable Portfolio — Small Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$949,374	$1,910,727
Net realized gain (loss)	(3,396,757)	18,218,029
Net change in unrealized appreciation (depreciation)	11,748,499	(38,777,364)
Net increase (decrease) in net assets resulting from operations	9,301,116	(18,648,608)
Distributions to shareholders
Net investment income
Class 1	—	(273,258)
Class 2	—	(2,467,512)
Net realized gains
Class 1	—	(2,997,112)
Class 2	—	(30,090,661)
Total distributions to shareholders	—	(35,828,543)
Increase (decrease) in net assets from share transactions	(3,449,390)	22,578,988
Total increase (decrease) in net assets	5,851,726	(31,898,163)
Net assets at beginning of period	291,230,487	323,128,650
Net assets at end of period	$297,082,213	$291,230,487
Undistributed net investment income	$2,404,133	$1,454,759

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
16

Columbia Variable Portfolio — Small Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	84,215	1,284,411	189,593	2,913,927
Distributions reinvested	—	—	210,043	3,270,370
Redemptions	(426,307)	(6,703,542)	(366,352)	(5,753,027)
Net increase (decrease)	(342,092)	(5,419,131)	33,284	431,270
Class 2 shares
Subscriptions	1,269,461	19,420,060	2,086,024	32,820,780
Distributions reinvested	—	—	2,096,470	32,558,173
Redemptions	(1,134,252)	(17,450,319)	(2,665,419)	(43,231,235)
Net increase	135,209	1,969,741	1,517,075	22,147,718
Total net increase (decrease)	(206,883)	(3,449,390)	1,550,359	22,578,988

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Variable Portfolio — Small Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$14.59		$17.53		$14.01		$11.35		$18.08		$20.67
Income from investment operations:
Net investment income	0.06		0.12		0.13		0.12		0.17		0.13
Net realized and unrealized gain (loss)	0.39		(1.04)		3.58		2.70		(4.79)		(0.38)
Total from investment operations	0.45		(0.92)		3.71		2.82		(4.62)		(0.25)
Less distributions to shareholders:
Net investment income	—		(0.17)		(0.19)		(0.14)		(0.12)		(0.10)
Net realized gains	—		(1.85)		—		(0.02)		(1.99)		(2.24)
Total distributions to shareholders	—		(2.02)		(0.19)		(0.16)		(2.11)		(2.34)
Net asset value, end of period	$15.04		$14.59		$17.53		$14.01		$11.35		$18.08
Total return	3.08%		(5.96%)		26.75%		25.16%		(28.02%)		(2.36%)
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	0.99	%(b)	0.98	%(c)	0.93	%(c)	0.92%		0.89	%(c)	0.89	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	0.88	%(b)	0.90	%(c)	0.93	%(c)(e)(f)	0.92	%(e)	0.89	%(c)(e)	0.89	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	0.99	%(b)	0.98%		0.93%		0.92%		0.89%		0.89%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	0.88	%(b)	0.90%		0.93	%(e)	0.92	%(e)	0.89	%(e)	0.89	%(e)
Net investment income	0.83	%(b)	0.76%		0.85	%(e)	0.99	%(e)	1.16	%(e)	0.63	%(e)
Supplemental data
Net assets, end of period (in thousands)	$20,700		$25,058		$29,529		$23,538		$19,357		$10,598
Portfolio turnover	19%		32%		39%		43%		48%		51%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
18

Columbia Variable Portfolio — Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$14.54		$17.49		$13.98		$11.31		$18.01		$20.61
Income from investment operations:
Net investment income	0.05		0.10		0.09		0.10		0.13		0.09
Net realized and unrealized gain (loss)	0.40		(1.04)		3.58		2.70		(4.77)		(0.39)
Total from investment operations	0.45		(0.94)		3.67		2.80		(4.64)		(0.30)
Less distributions to shareholders:
Net investment income	—		(0.16)		(0.16)		(0.11)		(0.07)		(0.06)
Net realized gains	—		(1.85)		—		(0.02)		(1.99)		(2.24)
Total distributions to shareholders	—		(2.01)		(0.16)		(0.13)		(2.06)		(2.30)
Net asset value, end of period	$14.99		$14.54		$17.49		$13.98		$11.31		$18.01
Total return	3.09%		(6.13%)		26.46%		25.00%		(28.15%)		(2.58%)
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.24	%(b)	1.23	%(c)	1.18	%(c)	1.17%		1.14	%(c)	1.14	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.03	%(b)	1.05	%(c)	1.10	%(c)(e)(f)	1.10	%(e)	1.10	%(c)(e)	1.10	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.24	%(b)	1.23%		1.18%		1.17%		1.14%		1.14%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.03	%(b)	1.05%		1.10	%(e)	1.10	%(e)	1.10	%(e)	1.10	%(e)
Net investment income	0.61	%(b)	0.61%		0.61	%(e)	0.81	%(e)	0.83	%(e)	0.44	%(e)
Supplemental data
Net assets, end of period (in thousands)	$276,382		$266,172		$293,600		$436,346		$314,060		$467,568
Portfolio turnover	19%		32%		39%		43%		48%		51%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
19

Columbia Variable Portfolio — Small Cap Value Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

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20

Columbia Variable Portfolio — Small Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

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21

Columbia Variable Portfolio — Small Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.79% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

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22

Columbia Variable Portfolio — Small Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the annual rates as a percentage of the class' average daily net assets:

Class 1	0.88%
Class 2	1.03

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, the Distributor has voluntarily agreed to reimburse the Class 2 distribution fee in excess of 0.15% if the total annual Fund operating expenses applicable to Class 2 shares, including distribution fees, exceed the annual rate of 1.03% of the average daily net assets attributable to Class 2 shares. This arrangement may be modified or terminated by the Distributor at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $321,910,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$28,627,000
Unrealized depreciation	(39,969,000)
Net unrealized depreciation	$(11,342,000)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $56,140,092 and $59,664,615, respectively, for the six months ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of

Semiannual Report 2012
23

Columbia Variable Portfolio — Small Cap Value Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $13,389,552 were on loan, secured by cash collateral of $13,389,502 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, three unaffiliated shareholder accounts owned an aggregate of 88.8% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
24

Columbia Variable Portfolio — Small Cap Value Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Small Cap Value Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012
25

Columbia Variable Portfolio — Small Cap Value Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the sixty-second, eighty-fifth and thirty-second percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the

Semiannual Report 2012
26

Columbia Variable Portfolio — Small Cap Value Fund

Board Consideration and Approval of
Advisory Agreement (continued)

Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the second and third quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in

Semiannual Report 2012
27

Columbia Variable Portfolio — Small Cap Value Fund

Board Consideration and Approval of
Advisory Agreement (continued)

investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012
28

Columbia Variable Portfolio — Small Cap Value Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Variable Portfolio — Small Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1505 C (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Small
Company Growth Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Small Company Growth Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	11

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	18

Board Consideration and Approval of Advisory Agreement	23

Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Small Company Growth Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Small Company Growth Fund (the fund) Class 1 shares returned 8.12% for the six-month period ended June 30, 2012.

>  The fund's benchmark, the Russell 2000 Growth Index, returned 8.81% for the same period.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	01/01/89	8.12	-8.61	-0.30	5.80
Class 2	06/01/00	8.01	-8.84	-0.55	5.68
Russell 2000 Growth Index		8.81	-2.71	1.99	7.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012
2

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at June 30, 2012)
Casey's General Stores, Inc.	2.3
Hexcel Corp.	2.1
Aspen Technology, Inc.	1.9
HMS Holdings Corp.	1.9
Brookdale Senior Living, Inc.	1.8
Onyx Pharmaceuticals, Inc.	1.5
Coinstar, Inc.	1.5
Fortinet, Inc.	1.5
GNC Holdings, Inc., Class A	1.4
Gildan Activewear, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds and investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2012)
Common Stocks	95.4
Consumer Discretionary	16.0
Consumer Staples	4.8
Energy	5.6
Financials	6.8
Health Care	23.0
Industrials	17.4
Information Technology	21.2
Utilities	0.6
Warrants	0.0	(a)
Other(b)	4.6

Percentages indicated are based upon the value of total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's portfolio composition is subject to change.

(a) Rounds to less than 0.01%.

(b) Includes investments in Money Market Funds.

Portfolio Management

Wayne M. Collette, CFA

George J. Myers, CFA

Lawrence W. Lin, CFA

Brian D. Neigut

Semiannual Report 2012
3

Columbia Variable Portfolio — Small Company Growth Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,081.20	1,019.92	5.14	4.99	0.99
Class 2	1,000.00	1,000.00	1,080.10	1,018.68	6.43	6.24	1.24

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012
4

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.6%

Issuer	Shares	Value ($)
Consumer Discretionary 16.0%
Diversified Consumer Services 1.6%
Coinstar, Inc.(a)	8,527	585,464
Hotels, Restaurants & Leisure 2.9%
Domino's Pizza, Inc.	14,683	453,851
Life Time Fitness, Inc.(a)	8,217	382,173
Six Flags Entertainment Corp.	4,637	251,233
Total		1,087,257
Leisure Equipment & Products 1.3%
Arctic Cat, Inc.(a)(b)	8,656	316,463
Polaris Industries, Inc.	2,599	185,777
Total		502,240
Media 0.8%
National CineMedia, Inc.	21,057	319,434
Specialty Retail 6.3%
Asbury Automotive Group, Inc.(a)	11,466	271,630
Cabela's, Inc.(a)	7,207	272,497
GNC Holdings, Inc., Class A	13,892	544,566
hhgregg, Inc.(a)(b)	14,578	164,877
Lumber Liquidators Holdings, Inc.(a)(b)	9,662	326,479
Pier 1 Imports, Inc.	17,429	286,358
Rent-A-Center, Inc.	8,597	290,063
Vitamin Shoppe, Inc.(a)	4,375	240,319
Total		2,396,789
Textiles, Apparel & Luxury Goods 3.1%
Crocs, Inc.(a)	14,361	231,930
Fifth & Pacific Companies, Inc.(a)	21,055	225,920
Gildan Activewear, Inc.	18,352	505,047
Tumi Holdings, Inc.(a)(b)	11,869	207,708
Total		1,170,605
Total Consumer Discretionary		6,061,789
Consumer Staples 4.8%
Food & Staples Retailing 3.1%
Casey's General Stores, Inc.	14,505	855,650
Fresh Market, Inc. (The)(a)(b)	4,484	240,477
Harris Teeter Supermarkets, Inc.	1,731	70,953
Total		1,167,080
Food Products 0.5%
Post Holdings, Inc.(a)	6,801	209,131

Common Stocks (continued)

Issuer	Shares	Value ($)
Personal Products 1.2%
Elizabeth Arden, Inc.(a)	11,454	444,530
Total Consumer Staples		1,820,741
Energy 5.6%
Energy Equipment & Services 1.0%
Superior Energy Services, Inc.(a)	18,498	374,215
Oil, Gas & Consumable Fuels 4.6%
Energy XXI Bermuda Ltd.	15,132	473,480
Golar LNG Ltd.	5,846	220,394
Kodiak Oil & Gas Corp.(a)	17,268	141,770
Oasis Petroleum, Inc.(a)(b)	14,875	359,678
Resolute Energy Corp.(a)(b)	21,352	204,339
Teekay Tankers Ltd., Class A	33,852	154,365
Western Refining, Inc.	8,816	196,332
Total		1,750,358
Total Energy		2,124,573
Financials 6.9%
Commercial Banks 1.1%
Signature Bank(a)	6,750	411,547
Consumer Finance 1.0%
DFC Global Corp.(a)(b)	19,478	358,980
Real Estate Investment Trusts (REITs) 3.9%
DiamondRock Hospitality Co.	29,762	303,573
Home Properties, Inc.	7,013	430,318
Omega Healthcare Investors, Inc.	14,148	318,330
Redwood Trust, Inc.	15,340	191,443
Summit Hotel Properties, Inc.	26,782	224,165
Total		1,467,829
Real Estate Management & Development 0.9%
Zillow, Inc., Class A(a)(b)	9,251	357,366
Total Financials		2,595,722
Health Care 23.0%
Biotechnology 7.6%
Alkermes PLC(a)	23,539	399,457
Amarin Corp. PLC, ADR(a)(b)	25,422	367,602
Ariad Pharmaceuticals, Inc.(a)	17,957	309,040
Dynavax Technologies Corp.(a)	34,860	150,595
Exact Sciences Corp.(a)	17,667	189,390

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Idenix Pharmaceuticals, Inc.(a)(b)	31,502	324,471
Ironwood Pharmaceuticals, Inc.(a)(b)	12,722	175,309
Onyx Pharmaceuticals, Inc.(a)	8,843	587,617
Rigel Pharmaceuticals, Inc.(a)(b)	23,811	221,442
TESARO, Inc.(a)	10,757	150,491
Total		2,875,414
Health Care Equipment & Supplies 4.5%
Align Technology, Inc.(a)	12,175	407,375
Insulet Corp.(a)(b)	20,221	432,123
Masimo Corp.(a)	13,010	291,164
NxStage Medical, Inc.(a)	16,211	271,696
Volcano Corp.(a)	10,909	312,543
Total		1,714,901
Health Care Providers & Services 6.3%
Brookdale Senior Living, Inc.(a)	38,415	681,482
Catalyst Health Solutions, Inc.(a)	3,617	337,973
Centene Corp.(a)	6,040	182,166
HMS Holdings Corp.(a)(b)	21,473	715,266
IPC The Hospitalist Co., Inc.(a)(b)	10,295	466,569
Total		2,383,456
Health Care Technology 0.6%
athenahealth, Inc.(a)(b)	2,739	216,847
Life Sciences Tools & Services 0.8%
ICON PLC, ADR(a)(b)	13,401	301,924
Pharmaceuticals 3.2%
Akorn, Inc.(a)	11,820	186,401
Impax Laboratories, Inc.(a)	17,860	362,022
MAP Pharmaceuticals, Inc.(a)(b)	17,278	258,825
Salix Pharmaceuticals Ltd.(a)(b)	7,322	398,610
Total		1,205,858
Total Health Care		8,698,400
Industrials 17.5%
Aerospace & Defense 2.7%
Hexcel Corp.(a)(b)	30,205	778,987
LMI Aerospace, Inc.(a)	13,689	237,915
Total		1,016,902
Airlines 0.5%
Alaska Air Group, Inc.(a)	5,040	180,936

Common Stocks (continued)

Issuer	Shares	Value ($)
Building Products 1.1%
USG Corp.(a)(b)	21,055	401,098
Commercial Services & Supplies 2.5%
Clean Harbors, Inc.(a)	3,885	219,192
Portfolio Recovery Associates, Inc.(a)	5,514	503,207
Tetra Tech, Inc.(a)	8,923	232,712
Total		955,111
Electrical Equipment 0.6%
Regal-Beloit Corp.	3,876	241,320
Machinery 3.2%
Chart Industries, Inc.(a)	3,512	241,485
Lindsay Corp.	4,351	282,380
Trinity Industries, Inc.	9,205	229,941
Woodward, Inc.	12,145	478,999
Total		1,232,805
Marine 0.7%
Costamare, Inc.	18,028	250,589
Professional Services 1.5%
Acacia Research Corp.(a)	8,433	314,045
Advisory Board Co. (The)(a)(b)	4,918	243,883
Total		557,928
Road & Rail 2.6%
Avis Budget Group, Inc.(a)	12,128	184,346
Knight Transportation, Inc.	9,851	157,517
Landstar System, Inc.	6,350	328,422
Roadrunner Transportation Systems, Inc.(a)	17,852	301,520
Total		971,805
Trading Companies & Distributors 2.1%
TAL International Group, Inc.	9,340	312,797
Titan Machinery, Inc.(a)	5,846	177,543
United Rentals, Inc.(a)	9,384	319,431
Total		809,771
Total Industrials		6,618,265
Information Technology 21.2%
Electronic Equipment, Instruments & Components 1.1%
Cognex Corp.	6,960	220,284
FEI Co.(a)	4,239	202,794
Total		423,078

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet Software & Services 4.2%
Bankrate, Inc.(a)	13,780	253,414
CoStar Group, Inc.(a)	3,517	285,581
DealerTrack Holdings, Inc.(a)	13,493	406,274
Liquidity Services, Inc.(a)	4,475	229,075
LogMeIn, Inc.(a)(b)	3,206	97,847
Stamps.com, Inc.(a)	12,217	301,393
Total		1,573,584
IT Services 0.6%
Wright Express Corp.(a)(b)	3,837	236,820
Semiconductors & Semiconductor Equipment 3.2%
Entegris, Inc.(a)	22,547	192,551
Kulicke & Soffa Industries, Inc.(a)	14,652	130,696
Semtech Corp.(a)	17,349	421,928
Silicon Laboratories, Inc.(a)	6,946	263,253
Volterra Semiconductor Corp.(a)(b)	7,994	187,459
Total		1,195,887
Software 12.1%
ACI Worldwide, Inc.(a)(b)	6,922	306,022
Aspen Technology, Inc.(a)	30,985	717,303
CommVault Systems, Inc.(a)	9,006	446,428
Concur Technologies, Inc.(a)(b)	3,442	234,400
Fortinet, Inc.(a)	23,969	556,560
Guidewire Software, Inc.(a)	9,135	256,876
Infoblox, Inc.(a)	9,350	214,396
Kenexa Corp.(a)	9,439	274,014
Monitise PLC(a)	317,722	164,208
Parametric Technology Corp.(a)	18,240	382,311
Pegasystems, Inc.	5,980	197,220
Proofpoint, Inc.(a)	16,579	281,014
QLIK Technologies, Inc.(a)	7,278	160,989
Sourcefire, Inc.(a)(b)	3,706	190,488
TIBCO Software, Inc.(a)	7,028	210,278
Total		4,592,507
Total Information Technology		8,021,876

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 0.6%
Electric Utilities 0.6%
UIL Holdings Corp.	6,780	243,131
Total Utilities		243,131
Total Common Stocks (Cost: $32,749,107)		36,184,497

Warrants —%

Energy — %
Oil, Gas & Consumable Fuels —%
Magnum Hunter Resources Corp.(a)(c)	4,820	2,073
Total Energy		2,073
Total Warrants (Cost: $4,154)		2,073

Money Market Funds 4.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(d)(e)	1,764,681	1,764,681
Total Money Market Funds (Cost: $1,764,681)		1,764,681

Investments of Cash Collateral Received for Securities on Loan 12.9%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 12.9%
Societe Generale dated 6/29/12, matures 07/02/12, repurchase price $4,864,474(f)	0.190%	4,864,397	4,864,397
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,864,397)			4,864,397
Total Investments (Cost: $39,382,339)			42,815,648
Other Assets & Liabilities, Net			(5,007,175)
Net Assets			37,808,473

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  At June 30, 2012, security was partially or fully on loan.

(c)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $2,073, representing 0.01% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp. Warrants	03/07/11 - 06/29/11	4,154

(d)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds From Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	1,289,194	13,303,400	(12,827,913)	—	1,764,681	868	1,764,681

(f)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	3,032,208
Freddie Mac Gold Pool	1,929,476
Total market value of collateral securities	4,961,684

Abbreviation Legend

ADR American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Variable Portfolio — Small Company Growth Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	6,061,789	—	—	6,061,789
Consumer Staples	1,820,741	—	—	1,820,741
Energy	2,124,573	—	—	2,124,573
Financials	2,595,722	—	—	2,595,722
Health Care	8,698,400	—	—	8,698,400
Industrials	6,618,265	—	—	6,618,265
Information Technology	7,857,668	164,208	—	8,021,876
Utilities	243,131	—	—	243,131
Warrants
Energy	—	2,073	—	2,073
Total Equity Securities	36,020,289	166,281	—	36,186,570
Other
Money Market Funds	1,764,681	—	—	1,764,681
Investments of Cash Collateral Received for Securities on Loan	—	4,864,397	—	4,864,397
Total Other	1,764,681	4,864,397	—	6,629,078
Total	37,784,970	5,030,678	—	42,815,648

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Columbia Variable Portfolio — Small Company Growth Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $32,753,261)	$36,186,570
Affiliated issuers (identified cost $1,764,681)	1,764,681
Investment of cash collateral received for securities on loan
Repurchase agreements (identified cost $4,864,397)	4,864,397
Total investments (identified cost $39,382,339)	42,815,648
Receivable for:
Investments sold	506,966
Capital shares sold	9,571
Dividends	5,413
Interest	1,996
Expense reimbursement due from Investment Manager	4,374
Trustees' deferred compensation plan	20,442
Total assets	43,364,410
Liabilities
Due upon return of securities on loan	4,864,397
Payable for:
Investments purchased	523,903
Capital shares purchased	52,773
Investment management fees	22,523
Distribution fees	420
Transfer agent fees	1,711
Administration fees	2,281
Compensation of board members	22,184
Chief compliance officer expenses	301
Other expenses	45,002
Trustees' deferred compensation plan	20,442
Total liabilities	5,555,937
Net assets applicable to outstanding capital stock	$37,808,473
Represented by
Paid-in capital	$43,550,108
Excess of distributions over net investment income	(85,272)
Accumulated net realized loss	(9,089,672)
Unrealized appreciation (depreciation) on:
Investments	3,433,309
Total — representing net assets applicable to outstanding capital stock	$37,808,473
*Value of securities on loan	$4,909,456

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Columbia Variable Portfolio — Small Company Growth Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$35,516,686
Shares outstanding	2,836,502
Net asset value per share	$12.52
Class 2
Net assets	$2,291,787
Shares outstanding	186,785
Net asset value per share	$12.27

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Variable Portfolio — Small Company Growth Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Dividends	$166,625
Dividends from affiliates	868
Income from securities lending — net	21,148
Foreign taxes withheld	(389)
Total income	188,252
Expenses:
Investment management fees	156,136
Distribution fees
Class 2	2,752
Transfer agent fees
Class 1	11,198
Class 2	660
Administration fees	15,811
Compensation of board members	11,963
Custodian fees	10,676
Printing and postage fees	18,072
Professional fees	14,413
Chief compliance officer expenses	260
Other	1,142
Total expenses	243,083
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(43,845)
Total net expenses	199,238
Net investment loss	(10,986)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,000,009
Foreign currency translations	(2)
Net realized gain	2,000,007
Net change in unrealized appreciation (depreciation) on:
Investments	1,237,461
Net change in unrealized appreciation	1,237,461
Net realized and unrealized gain	3,237,468
Net increase in net assets resulting from operations	$3,226,482

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
13

Columbia Variable Portfolio — Small Company Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment loss	$(10,986)	$(322,179)
Net realized gain	2,000,007	5,662,171
Net change in unrealized appreciation (depreciation)	1,237,461	(7,517,404)
Net increase (decrease) in net assets resulting from operations	3,226,482	(2,177,412)
Increase (decrease) in net assets from share transactions	(6,057,100)	(9,823,759)
Total decrease in net assets	(2,830,618)	(12,001,171)
Net assets at beginning of period	40,639,091	52,640,262
Net assets at end of period	$37,808,473	$40,639,091
Excess of distributions over net investment income	$(85,272)	$(74,286)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
14

Columbia Variable Portfolio — Small Company Growth Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	70,235	890,091	154,031	1,891,591
Redemptions	(566,474)	(7,008,002)	(925,600)	(11,559,914)
Net decrease	(496,239)	(6,117,911)	(771,569)	(9,668,323)
Class 2 shares
Subscriptions	14,860	179,249	39,141	479,185
Redemptions	(9,565)	(118,438)	(49,687)	(634,621)
Net increase (decrease)	5,295	60,811	(10,546)	(155,436)
Total net decrease	(490,944)	(6,057,100)	(782,115)	(9,823,759)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
15

Columbia Variable Portfolio — Small Company Growth Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011	2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$11.58		$12.26	$9.55		$7.60		$14.50		$12.78
Income from investment operations:
Net investment loss	(0.00	)(a)	(0.08)	(0.06)		(0.03)		(0.04)		(0.06)
Net realized and unrealized gain (loss)	0.94		(0.60)	2.77		1.98		(5.37)		1.78
Total from investment operations	0.94		(0.68)	2.71		1.95		(5.41)		1.72
Less distributions to shareholders:
Net realized gains	—		—	—		—		(1.49)		—
Total distributions to shareholders	—		—	—		—		(1.49)		—
Net asset value, end of period	$12.52		$11.58	$12.26		$9.55		$7.60		$14.50
Total return	8.12%		(5.55%)	28.38%		25.66%		(40.82%)		13.46%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.22	%(c)	1.21%	1.01%		1.09%		0.91%		0.90	%(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	0.99	%(c)	0.98%	0.90	%(f)	0.80	%(f)	0.80	%(f)	0.80	%(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.22	%(c)	1.21%	1.01%		1.09%		0.91%		0.90%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	0.99	%(c)	0.98%	0.90	%(f)	0.80	%(f)	0.80	%(f)	0.80	%(f)
Net investment loss	(0.04	%)(c)	(0.66%)	(0.55	%)(f)	(0.33	%)(f)	(0.37	%)(f)	(0.43	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$35,517		$38,578	$50,324		$45,884		$43,436		$86,889
Portfolio turnover	68%		106%	134%		112%		135%		210%

Notes to Financial Highlights

(a)  Rounds to less than $0.01.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Columbia Variable Portfolio — Small Company Growth Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011	2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$11.36		$12.06	$9.42		$7.52		$14.35		$12.67
Income from investment operations:
Net investment loss	(0.02)		(0.11)	(0.08)		(0.05)		(0.05)		(0.10)
Net realized and unrealized gain (loss)	0.93		(0.59)	2.72		1.95		(5.33)		1.78
Total from investment operations	0.91		(0.70)	2.64		1.90		(5.38)		1.68
Less distributions to shareholders:
Net realized gains	—		—	—		—		(1.45)		—
Total distributions to shareholders	—		—	—		—		(1.45)		—
Net asset value, end of period	$12.27		$11.36	$12.06		$9.42		$7.52		$14.35
Total return	8.01%		(5.80%)	28.03%		25.27%		(40.93%)		13.26%
Ratios to average net assets(a)
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.47	%(b)	1.47%	1.26%		1.34%		1.16%		1.15	%(c)
Net expenses after fees waived or expenses reimbursed (including interest expense)(d)	1.24	%(b)	1.23%	1.15	%(e)	1.05	%(e)	1.05	%(e)	1.05	%(c)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.47	%(b)	1.47%	1.26%		1.34%		1.16%		1.15%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(d)	1.24	%(b)	1.23%	1.15	%(e)	1.05	%(e)	1.05	%(e)	1.05	%(e)
Net investment loss	(0.29	%)(b)	(0.91%)	(0.81	%)(e)	(0.53	%)(e)	(0.54	%)(e)	(0.68	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$2,292		$2,061	$2,316		$1,251		$148		$1
Portfolio turnover	68%		106%	134%		112%		135%		210%

Notes to Financial Highlights

(a)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(b)  Annualized.

(c)  Includes interest expense which rounds to less than 0.01%.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012
17

Columbia Variable Portfolio — Small Company Growth Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Small Company Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange traded funds (ETFs) and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been

Semiannual Report 2012
18

Columbia Variable Portfolio — Small Company Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the BDCs, ETFs and REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.79% of the Fund's average daily net assets.

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Columbia Variable Portfolio — Small Company Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.98%
Class 2	1.23

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	1.00%
Class 2	1.25

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $39,382,000 and the

Semiannual Report 2012
20

Columbia Variable Portfolio — Small Company Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,512,000
Unrealized depreciation	(1,078,000)
Net unrealized appreciation	$3,434,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	10,928,981
Total	10,928,981

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late year ordinary losses of $37,900 at December 31, 2011 as arising on January 1, 2012.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $26,552,131 and $33,021,097, respectively, for the six months ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $4,909,456 were on loan, secured by cash collateral of $4,864,397 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, two unaffiliated shareholder accounts owned an aggregate of 71.1% of the outstanding shares of the Fund. The Fund has no knowledge about whether any portion of those shares was owned beneficially by such accounts.

Semiannual Report 2012
21

Columbia Variable Portfolio — Small Company Growth Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
22

Columbia Variable Portfolio — Small Company Growth Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio — Small Company Growth Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012
23

Columbia Variable Portfolio — Small Company Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the eighty-second, ninety-first and seventy-sixth percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of

Semiannual Report 2012
24

Columbia Variable Portfolio — Small Company Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and third quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

Semiannual Report 2012
25

Columbia Variable Portfolio — Small Company Growth Fund

Board Consideration and Approval of
Advisory Agreement (continued)

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2012
26

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27

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Semiannual Report 2012
28

Columbia Variable Portfolio — Small Company Growth Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
29

Columbia Variable Portfolio — Small Company Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1510 C (08/12)

Semiannual Report

June 30, 2012

Columbia Variable Portfolio — Strategic Income Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Columbia Variable Portfolio — Strategic Income Fund

Performance Overview	2

Portfolio Overview	3

Understanding Your Fund's Expenses	4

Portfolio of Investments	5

Statement of Assets and Liabilities	36

Statement of Operations	38

Statement of Changes in Net Assets	39

Financial Highlights	41

Notes to Financial Statements	43

Board Consideration and Approval of Advisory Agreement	54

Important Information About This Report	61

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Variable Portfolio — Strategic Income Fund (the fund) Class 1 shares returned 5.27% for the six-month period ended June 30, 2012.

>  The Barclays U.S. Government/Credit Index returned 2.65% for the same period.

>  The fund's new Blended Benchmark returned 4.38% for the period while the fund's former Blended Benchmark returned 4.48% for the same time frame.

>  Effective on February 29, 2012, the fund changed its Blended Benchmark because the Investment Manager believes it is more consistent with the fund's investment strategy.

Average Annual Total Returns (%) (for period ended June 30, 2012)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	07/05/94	5.27	7.49	7.45	8.23
Class 2	06/01/00	5.06	7.16	7.20	8.01
Barclays U.S. Government/Credit Index		2.65	8.78	6.90	5.79
New Blended Benchmark		4.38	6.71	8.04	8.36
Former Blended Benchmark		4.48	6.93	8.12	8.39

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your insurance company.

Performance results reflect any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The Barclays U.S. Government/Credit Index tracks the performance of U.S. government and corporate bonds rated investment grade or better, with maturities of at least one year.

The New Blended Benchmark is a weighted custom composite, established by the Investment Manager, consisting of a 35% weighting of the Barclays U.S. Aggregate Bond Index, a 35% weighting of the BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index — Unhedged and a 15% weighting of the JPMorgan Emerging Markets Bond Index (EMBI) — Global. The Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The BofA Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period, that is publicly issued in the U.S. domestic market. The Citigroup Non-U.S. World Government Bond Index — Unhedged is calculated on a market-weighted basis and includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million while excluding floating or variable rate bonds, securities aimed principally at non-institutional investors and private placement-type securities. The JPMorgan EMBI — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.

The Former Blended Benchmark consists of 35% Barclays U.S. Aggregate Bond Index, 35% JPMorgan Global High Yield Index, 15% Citigroup Non- U.S. World Government Bond Index-Unhedged and 15% JPMorgan EMBI Global Diversified Index. The JPMorgan Global High Yield Index is designed to mirror the investable universe of the U.S. dollar global high yield corporate debt market, including domestic and international issues. The JPMorgan EMBI Global Diversified Index tracks total returns for traded external debt instruments in the emerging markets including U.S. dollar-denominated Brady bonds, loans and Eurobonds with an outstanding face value of at least $500 million.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at June 30, 2012)
Corporate Bonds & Notes	45.8
Residential Mortgage-Backed Securities — Agency	9.8
Residential Mortgage-Backed Securities — Non-Agency	2.0
Commercial Mortgage-Backed Securities — Non-Agency	3.1
Asset-Backed Securities — Non-Agency	0.0	(a)
Inflation-Indexed Bonds	1.9
U.S. Treasury Obligations	4.6
Foreign Government Obligations	21.7
Municipal Bonds	0.0	(a)
Senior Loans	3.7
Common Stocks	0.0	(a)
Warrants	0.0	(a)
Options Purchased Puts	0.0	(a)
Other(b)	7.4

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(a) Rounds to less than 0.1%.

(b) Includes investments in money market funds.

Quality Breakdown (%) (at June 30, 2012)
AAA rating	27.0
AA rating	1.0
A rating	5.1
BBB rating	18.1
BB rating	18.2
B rating	23.5
Non-investment grade	5.3
Not rated	1.8

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds and Investments of Cash Collateral Received for Securities on Loan).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from AAA (highest) to D (lowest), and are subject to change. The ratings shown are determined by using the lower of the ratings from S&P or Moody's. When a rating from only one agency is available, that rating is used. When a bond is not rated by either of these agencies, it is designated as Not rated. Credit ratings are subjective opinions and not statements of fact.

Portfolio Management

Colin J. Lundgren, CFA

Brian Lavin, CFA

Gene R. Tannuzzo, CFA

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds. The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,052.70	1,021.83	3.11	3.07	0.61
Class 2	1,000.00	1,000.00	1,050.60	1,020.54	4.44	4.37	0.87

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 48.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.3%
ADS Tactical, Inc. Senior Secured(b) 04/01/18	11.000%	2,920,000	2,927,300
Huntington Ingalls Industries, Inc. 03/15/18	6.875%	1,334,000	1,390,695
Huntington Ingalls Industries, Inc.(c) 03/15/21	7.125%	2,146,000	2,242,570
Kratos Defense & Security Solutions, Inc. Senior Secured 06/01/17	10.000%	3,374,000	3,635,485
Oshkosh Corp. 03/01/17	8.250%	651,000	712,845
03/01/20	8.500%	2,086,000	2,315,460
TransDigm, Inc. 12/15/18	7.750%	275,000	301,812
Total			13,526,167
Automotive 1.1%
Chrysler Group LLC/Co-Issuer, Inc.(c) Secured 06/15/19	8.000%	467,000	479,843
06/15/21	8.250%	1,748,000	1,796,070
Dana Holding Corp. Senior Unsecured 02/15/19	6.500%	295,000	312,700
02/15/21	6.750%	199,000	214,920
Delphi Corp. 05/15/21	6.125%	349,000	381,283
Delphi Corp.(c) 05/15/19	5.875%	523,000	558,302
Lear Corp. 03/15/18	7.875%	680,000	749,700
03/15/20	8.125%	3,225,000	3,620,062
Schaeffler Finance BV(b) Senior Secured 02/15/17	7.750%	653,000	682,385
02/15/19	8.500%	735,000	779,100
Tenneco, Inc. 08/15/18	7.750%	16,000	17,360
Visteon Corp.(c) 04/15/19	6.750%	1,984,000	1,929,440
Total			11,521,165
Banking 1.8%
BanColombia SA Senior Unsecured 06/03/21	5.950%	1,200,000	1,281,000

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco BMG SA Senior Notes(b) 04/15/18	8.000%	1,000,000	881,172
Banco Cruzeiro do Sul SA Senior Unsecured(b) 01/20/16	8.250%	700,000	364,272
Bank of America Corp. Senior Unsecured 05/13/21	5.000%	4,750,000	4,900,608
Citigroup, Inc. Senior Unsecured 01/15/15	6.010%	460,000	494,234
01/14/22	4.500%	30,000	30,846
Goldman Sachs Group, Inc. (The) Senior Unsecured 06/15/20	6.000%	1,815,000	1,937,638
JPMorgan Chase & Co. Senior Unsecured 08/15/21	4.350%	3,485,000	3,678,062
Lloyds Banking Group PLC(b)(d) 11/29/49	6.267%	1,408,000	844,800
Morgan Stanley Senior Unsecured 07/28/21	5.500%	2,865,000	2,822,761
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	868,000	913,570
Total			18,148,963
Brokerage 0.6%
E*Trade Financial Corp. Senior Unsecured 11/30/17	12.500%	3,936,000	4,511,640
Neuberger Berman Group LLC/Finance Corp.(b) Senior Unsecured 03/15/20	5.625%	506,000	526,240
03/15/22	5.875%	760,000	792,300
Total			5,830,180
Building Materials 0.9%
Building Materials Corp. of America Senior Notes(b) 05/01/21	6.750%	3,790,000	4,055,300
Gibraltar Industries, Inc.(d) 12/01/15	8.000%	1,750,000	1,789,375
Interface, Inc. 12/01/18	7.625%	595,000	633,675
Norcraft Companies LP/Finance Corp. Secured 12/15/15	10.500%	1,625,000	1,596,562

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nortek, Inc. 12/01/18	10.000%	190,000	199,500
04/15/21	8.500%	786,000	768,315
Total			9,042,727
Chemicals 1.2%
Celanese U.S. Holdings LLC 10/15/18	6.625%	8,000	8,700
06/15/21	5.875%	297,000	318,533
Hexion US Finance Corp. Senior Secured 04/15/20	6.625%	1,089,000	1,116,225
Huntsman International LLC(c) 03/15/21	8.625%	466,000	525,415
JM Huber Corp. Senior Notes(b) 11/01/19	9.875%	1,175,000	1,263,125
LyondellBasell Industries NV(b) 11/15/21	6.000%	4,449,000	4,882,777
Senior Notes 04/15/24	5.750%	2,271,000	2,429,970
MacDermid, Inc.(b) 04/15/17	9.500%	820,000	856,900
Momentive Performance Materials, Inc. Secured 06/15/14	12.500%	150,000	156,375
Polypore International, Inc. 11/15/17	7.500%	1,025,000	1,087,781
Total			12,645,801
Construction Machinery 1.3%
Ashtead Capital, Inc.(b)(e) 07/15/22	6.500%	277,000	277,000
CNH Capital LLC(b) 11/01/16	6.250%	1,635,000	1,749,450
Case New Holland, Inc. 12/01/17	7.875%	2,453,000	2,833,215
Columbus McKinnon Corp. 02/01/19	7.875%	381,000	403,860
Manitowoc Co., Inc. (The)(c) 11/01/20	8.500%	60,000	64,800
Neff Rental LLC/Finance Corp. Secured(b) 05/15/16	9.625%	1,534,000	1,534,000
UR Merger Sub Corp. 12/15/19	9.250%	2,569,000	2,864,435
Senior Unsecured 02/01/21	8.250%	580,000	617,700

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UR Merger Sub Corp.(b) 05/15/20	7.375%	643,000	671,935
04/15/22	7.625%	1,607,000	1,683,332
Secured 07/15/18	5.750%	777,000	808,080
Total			13,507,807
Consumer Cyclical Services 0.2%
Goodman Networks, Inc. Senior Secured(b) 07/01/18	12.125%	1,035,000	1,086,750
Realogy Corp. Senior Secured(b)(c) 01/15/20	9.000%	812,000	836,360
Total			1,923,110
Consumer Products 0.3%
Libbey Glass, Inc.(b) 05/15/20	6.875%	433,000	447,073
Mead Products LLC/ACCO Brands Corp.(b)(c) 04/30/20	6.750%	444,000	468,420
Sealy Mattress Co.(c) 06/15/14	8.250%	1,435,000	1,417,062
Spectrum Brands, Inc.(b) Senior Secured 06/15/18	9.500%	528,000	596,640
Spectrum Brands, Inc.(b)(c) 03/15/20	6.750%	309,000	319,043
Total			3,248,238
Diversified Manufacturing 0.5%
Actuant Corp.(b) 06/15/22	5.625%	610,000	625,250
Amsted Industries, Inc. Senior Notes(b) 03/15/18	8.125%	1,070,000	1,136,875
CPM Holdings, Inc. Senior Secured(d) 09/01/14	10.625%	928,000	983,680
Tomkins LLC/Inc. Secured(d) 10/01/18	9.000%	1,762,000	1,960,225
Total			4,706,030
Electric 3.0%
AES Corp. (The) Senior Unsecured 10/15/17	8.000%	261,000	296,888

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AES Corp. (The)(b) Senior Unsecured 07/01/21	7.375%	2,611,000	2,904,737
Calpine Corp. Senior Secured(b) 02/15/21	7.500%	1,965,000	2,132,025
Carolina Power & Light Co. 1st Mortgage 05/15/42	4.100%	670,000	698,699
Consolidated Edison Co. of New York, Inc. Senior Unsecured 04/01/38	6.750%	255,000	366,667
Dominion Resources, Inc. Senior Unsecured 11/30/17	6.000%	540,000	645,467
08/15/19	5.200%	1,795,000	2,114,022
08/01/41	4.900%	515,000	578,157
Duke Energy Ohio, Inc. 1st Mortgage 04/01/19	5.450%	1,696,000	2,046,490
Florida Power Corp. 1st Mortgage 06/15/38	6.400%	530,000	722,831
GenOn Energy, Inc. Senior Unsecured(c) 10/15/18	9.500%	903,000	892,841
Ipalco Enterprises, Inc. Senior Secured(b) 04/01/16	7.250%	75,000	81,750
Nevada Power Co. 01/15/15	5.875%	920,000	1,024,230
05/15/18	6.500%	4,820,000	5,932,543
04/01/36	6.650%	30,000	40,383
Oncor Electric Delivery Co. LLC Senior Secured(b) 06/01/42	5.300%	1,460,000	1,537,273
Pacific Gas & Electric Co. Senior Unsecured 04/15/42	4.450%	260,000	272,929
Pacific Gas & Electric Co.(c) Senior Unsecured 10/01/20	3.500%	630,000	678,577
Progress Energy, Inc. Senior Unsecured 04/01/22	3.150%	1,925,000	1,942,648
Sierra Pacific Power Co. 05/15/16	6.000%	1,395,000	1,625,556
TransAlta Corp. Senior Unsecured 05/15/18	6.650%	2,670,000	2,974,158

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xcel Energy, Inc. Senior Unsecured 05/15/20	4.700%	525,000	606,547
Total			30,115,418
Entertainment 0.2%
AMC Entertainment, Inc. 06/01/19	8.750%	820,000	879,450
12/01/20	9.750%	752,000	812,160
Six Flags, Inc.(b)(f)(g)(h) 06/01/14	9.625%	95,000	—
Speedway Motorsports, Inc. 02/01/19	6.750%	32,000	33,400
Vail Resorts, Inc. 05/01/19	6.500%	287,000	301,350
Total			2,026,360
Food and Beverage 1.3%
ConAgra Foods, Inc. Senior Unsecured 10/01/28	7.000%	440,000	537,192
Cott Beverages, Inc. 11/15/17	8.375%	135,000	146,813
09/01/18	8.125%	1,150,000	1,254,937
Kraft Foods, Inc. Senior Unsecured 02/01/18	6.125%	5,685,000	6,812,426
MHP SA(b) 04/29/15	10.250%	1,160,000	1,114,721
SABMiller Holdings, Inc.(b) 01/15/17	2.450%	3,280,000	3,380,821
Total			13,246,910
Gaming 1.0%
Caesars Entertainment Operating Co., Inc. Senior Secured(b) 02/15/20	8.500%	2,042,000	2,057,315
Chester Downs & Marina LLC Senior Secured(b)(c) 02/01/20	9.250%	812,000	846,510
MGM Resorts International 03/01/18	11.375%	901,000	1,060,927
MGM Resorts International(c) 07/15/15	6.625%	425,000	437,750
ROC Finance LLC/Corp. Secured(b) 09/01/18	12.125%	1,705,000	1,918,125

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Seminole Indian Tribe of Florida(b) 10/01/17	7.750%	1,663,000	1,812,670
10/01/20	7.804%	160,000	157,770
Senior Secured 10/01/20	6.535%	65,000	66,742
Seneca Gaming Corp.(b) 12/01/18	8.250%	1,340,000	1,373,500
Tunica-Biloxi Gaming Authority Senior Unsecured(b) 11/15/15	9.000%	923,000	867,620
Total			10,598,929
Gas Pipelines 3.0%
El Paso LLC Senior Unsecured 09/15/20	6.500%	2,968,000	3,249,960
01/15/32	7.750%	3,244,000	3,647,391
El Paso LLC(c) Senior Unsecured 06/15/14	6.875%	70,000	75,480
Enterprise Products Operating LLC 06/01/15	3.700%	1,250,000	1,333,633
02/15/42	5.700%	1,055,000	1,167,192
Kinder Morgan Energy Partners LP Senior Unsecured 01/15/38	6.950%	170,000	201,049
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	1,698,000	1,751,063
NiSource Finance Corp. 09/15/17	5.250%	3,675,000	4,103,354
Plains All American Pipeline LP/Finance Corp. 05/01/19	8.750%	965,000	1,272,775
Regency Energy Partners LP/Finance Corp. 06/01/16	9.375%	376,000	413,600
12/01/18	6.875%	2,559,000	2,699,745
07/15/21	6.500%	1,813,000	1,903,650
Southern Natural Gas Co. LLC Senior Unsecured(b) 04/01/17	5.900%	4,160,000	4,762,376
Southern Star Central Corp. Senior Unsecured 03/01/16	6.750%	1,785,000	1,802,850
TransCanada PipeLines Ltd. Senior Unsecured 01/15/39	7.625%	320,000	478,804
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 08/15/41	5.400%	1,285,000	1,456,395
Total			30,319,317

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 2.9%
American Renal Associates Holdings, Inc. Senior Unsecured PIK 03/01/16	9.750%	304,378	323,402
American Renal Holdings, Inc. Senior Secured 05/15/18	8.375%	1,251,000	1,322,932
CHS/Community Health Systems, Inc. 11/15/19	8.000%	1,241,000	1,321,665
ConvaTec Healthcare E SA Senior Unsecured(b) 12/15/18	10.500%	2,150,000	2,160,750
Emdeon, Inc.(b) 12/31/19	11.000%	1,275,000	1,428,000
Fresenius Medical Care U.S. Finance II, Inc.(b) 07/31/19	5.625%	386,000	402,405
01/31/22	5.875%	500,000	520,625
Fresenius Medical Care U.S. Finance, Inc.(b) 09/15/18	6.500%	305,000	331,688
HCA, Inc. 02/15/22	7.500%	1,000,000	1,090,000
Senior Secured 02/15/20	6.500%	2,019,000	2,188,091
02/15/20	7.875%	3,389,000	3,761,790
09/15/20	7.250%	1,051,000	1,156,100
Health Management Associates, Inc. Senior Unsecured(b) 01/15/20	7.375%	720,000	765,900
IASIS Healthcare LLC/Capital Corp. 05/15/19	8.375%	455,000	450,450
Kinetic Concepts, Inc./KCI U.S.A., Inc.(b) 11/01/19	12.500%	912,000	825,360
Kinetic Concepts, Inc./KCI U.S.A., Inc.(b)(c) 11/01/18	10.500%	1,190,000	1,249,500
LifePoint Hospitals, Inc. 10/01/20	6.625%	425,000	451,562
Multiplan, Inc.(b) 09/01/18	9.875%	2,093,000	2,291,835
PSS World Medical, Inc.(b) 03/01/22	6.375%	193,000	197,825
Physio-Control International, Inc. Senior Secured(b) 01/15/19	9.875%	1,001,000	1,066,065
Radnet Management, Inc. 04/01/18	10.375%	465,000	465,000
Rural/Metro Corp. Senior Unsecured(b) 07/15/19	10.125%	816,000	799,680

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STHI Holding Corp. Secured(b) 03/15/18	8.000%	403,000	426,173
Truven Health Analytics, Inc. Senior Unsecured(b) 06/01/20	10.625%	548,000	569,920
United Surgical Partners International, Inc. Senior Unsecured(b) 04/01/20	9.000%	680,000	720,800
Vanguard Health Holding Co. II LLC/Inc. 02/01/18	8.000%	2,615,000	2,673,837
Vanguard Health Holding Co. II LLC/Inc.(b) 02/01/19	7.750%	309,000	312,863
Vanguard Health Holding Co. II LLC/Inc.(c) 02/01/19	7.750%	682,000	688,820
Total			29,963,038
Healthcare Insurance 0.2%
AMERIGROUP Corp. Senior Unsecured 11/15/19	7.500%	1,009,000	1,084,675
WellPoint, Inc. Senior Unsecured 02/15/19	7.000%	505,000	627,010
Total			1,711,685
Home Construction 0.3%
KB Home(c) 03/15/20	8.000%	498,000	507,960
Meritage Homes Corp.(b) 04/01/22	7.000%	462,000	475,860
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	706,000	758,950
Taylor Morrison Communities, Inc./Monarch(b) 04/15/20	7.750%	983,000	1,027,235
Total			2,770,005
Independent Energy 4.6%
Anadarko Petroleum Corp. Senior Unsecured 09/15/16	5.950%	3,990,000	4,527,764
Antero Resources Finance Corp. 12/01/17	9.375%	73,000	80,665
08/01/19	7.250%	258,000	267,030
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	2,102,000	2,196,590

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chaparral Energy, Inc. 10/01/20	9.875%	441,000	490,061
09/01/21	8.250%	1,236,000	1,307,070
Chaparral Energy, Inc.(b) 11/15/22	7.625%	462,000	467,775
Chesapeake Energy Corp.(c) 08/15/20	6.625%	2,635,000	2,602,062
02/15/21	6.125%	2,441,000	2,361,667
Cimarex Energy Co. 05/01/22	5.875%	1,480,000	1,535,500
Comstock Resources, Inc.(c) 06/15/20	9.500%	1,702,000	1,676,470
Concho Resources, Inc. 01/15/21	7.000%	875,000	936,250
01/15/22	6.500%	1,430,000	1,487,200
Continental Resources, Inc. 10/01/19	8.250%	104,000	116,220
10/01/20	7.375%	6,000	6,690
04/01/21	7.125%	1,598,000	1,779,772
Continental Resources, Inc.(b) 09/15/22	5.000%	2,304,000	2,338,560
EP Energy LLC/Finance, Inc.(b) Senior Secured 05/01/19	6.875%	1,175,000	1,227,875
EP Energy LLC/Finance, Inc.(b)(c) Senior Unsecured 05/01/20	9.375%	1,549,000	1,605,151
Goodrich Petroleum Corp.(c) 03/15/19	8.875%	693,000	660,083
Kodiak Oil & Gas Corp.(b) 12/01/19	8.125%	3,386,000	3,487,580
Laredo Petroleum, Inc. 02/15/19	9.500%	2,975,000	3,317,125
Laredo Petroleum, Inc.(b) 05/01/22	7.375%	356,000	368,460
MEG Energy Corp.(b) 03/15/21	6.500%	1,185,000	1,210,181
Newfield Exploration Co. Senior Subordinated Notes 02/01/20	6.875%	70,000	74,550
Senior Unsecured 07/01/24	5.625%	1,736,000	1,775,060
Oasis Petroleum, Inc. 02/01/19	7.250%	1,990,000	2,039,750
11/01/21	6.500%	1,254,000	1,241,460
Oasis Petroleum, Inc.(e) 01/15/23	6.875%	443,000	444,661

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QEP Resources, Inc. Senior Unsecured 03/01/21	6.875%	1,145,000	1,270,950
10/01/22	5.375%	858,000	859,073
Range Resources Corp. 05/15/19	8.000%	485,000	529,863
06/01/21	5.750%	1,450,000	1,515,250
08/15/22	5.000%	127,000	125,413
SM Energy Co. Senior Unsecured 11/15/21	6.500%	621,000	631,868
SM Energy Co.(b)(c) Senior Notes 01/01/23	6.500%	405,000	408,038
WPX Energy, Inc. Senior Unsecured(b) 01/15/22	6.000%	389,000	387,055
Whiting Petroleum Corp. 10/01/18	6.500%	74,000	78,810
Total			47,435,602
Integrated Energy 0.2%
Lukoil International Finance BV(b) 11/09/20	6.125%	1,200,000	1,258,361
Marathon Petroleum Corp. Senior Unsecured 03/01/41	6.500%	600,000	681,875
Total			1,940,236
Lodging —%
Choice Hotels International, Inc. 07/01/22	5.750%	431,000	450,645
Wyndham Worldwide Corp. Senior Unsecured 12/01/16	6.000%	1,000	1,112
Total			451,757
Media Cable 1.2%
CCO Holdings LLC/Capital Corp. 04/30/18	7.875%	1,000,000	1,090,000
01/15/19	7.000%	650,000	702,000
04/30/20	8.125%	1,867,000	2,091,040
01/31/22	6.625%	180,000	192,600
CSC Holdings LLC Senior Unsecured(b) 11/15/21	6.750%	1,953,000	2,079,945
Cablevision Systems Corp. Senior Unsecured(c) 04/15/20	8.000%	535,000	577,800

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp. 08/15/37	6.950%	1,135,000	1,457,812
DISH DBS Corp. 09/01/19	7.875%	2,212,000	2,549,330
06/01/21	6.750%	1,788,000	1,931,040
Time Warner Cable, Inc. 07/01/18	6.750%	10,000	12,182
02/01/20	5.000%	14,000	15,744
Videotron Ltee(b) 07/15/22	5.000%	13,000	13,195
Total			12,712,688
Media Non-Cable 2.9%
AMC Networks, Inc.(b) 07/15/21	7.750%	2,826,000	3,115,665
Clear Channel Worldwide Holdings, Inc.(b) 03/15/20	7.625%	398,000	381,085
03/15/20	7.625%	3,204,000	3,131,910
Hughes Satellite Systems Corp. 06/15/21	7.625%	605,000	657,938
Senior Secured 06/15/19	6.500%	2,203,000	2,340,687
Intelsat Jackson Holdings SA 04/01/21	7.500%	680,000	719,100
Intelsat Luxembourg SA PIK 02/04/17	11.500%	1,154,000	1,191,505
Intelsat Luxembourg SA(b) PIK 02/04/17	11.500%	894,000	923,055
Lamar Media Corp.(b)(c) 02/01/22	5.875%	992,000	1,016,800
National CineMedia LLC Senior Secured(b) 04/15/22	6.000%	1,075,000	1,093,813
News America, Inc. 12/15/35	6.400%	55,000	63,413
02/15/41	6.150%	2,505,000	2,929,239
Nielsen Finance LLC/Co. 10/15/18	7.750%	2,366,000	2,620,345
Salem Communications Corp. Secured 12/15/16	9.625%	1,983,000	2,188,736
TCM Sub LLC(b) 01/15/15	3.550%	2,650,000	2,797,317
Univision Communications, Inc.(b) Senior Secured 05/15/19	6.875%	1,585,000	1,632,550
11/01/20	7.875%	1,930,000	2,065,100

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(b)(c) 05/15/21	8.500%	710,000	717,100
Total			29,585,358
Metals 2.2%
Alpha Natural Resources, Inc.(c) 06/01/19	6.000%	1,773,000	1,515,915
06/01/21	6.250%	512,000	430,080
ArcelorMittal Senior Unsecured(c) 03/01/21	5.500%	3,660,000	3,464,252
Arch Coal, Inc.(c) 06/15/19	7.000%	1,109,000	937,105
06/15/21	7.250%	151,000	126,463
CONSOL Energy, Inc. 04/01/20	8.250%	1,891,000	1,985,550
Calcipar SA Senior Secured(b) 05/01/18	6.875%	1,709,000	1,683,365
FMG Resources August 2006 Proprietary Ltd.(b) 02/01/18	6.875%	464,000	468,640
11/01/19	8.250%	2,718,000	2,874,285
FMG Resources August 2006 Proprietary Ltd.(b)(c) 02/01/16	6.375%	687,000	695,587
Inmet Mining Corp. Senior Notes(b) 06/01/20	8.750%	2,290,000	2,267,100
JMC Steel Group Senior Notes(b) 03/15/18	8.250%	1,814,000	1,800,395
Metalloinvest Finance Ltd.(b) 07/21/16	6.500%	1,000,000	966,546
Novelis, Inc. 12/15/20	8.750%	90,000	96,975
Peabody Energy Corp.(b) 11/15/18	6.000%	1,204,000	1,197,980
Peabody Energy Corp.(b)(c) 11/15/21	6.250%	747,000	739,530
Rain CII Carbon LLC/Corp. Senior Secured(b) 12/01/18	8.000%	1,217,000	1,229,170
Total			22,478,938
Non-Captive Consumer 0.6%
SLM Corp. Senior Notes 01/25/16	6.250%	1,033,000	1,084,650
Senior Unsecured 03/25/20	8.000%	1,661,000	1,818,795

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Corp.(c) Senior Unsecured 01/25/22	7.250%	1,331,000	1,407,533
Springleaf Finance Corp. Senior Unsecured 12/15/17	6.900%	1,903,000	1,512,885
Total			5,823,863
Non-Captive Diversified 2.9%
Ally Financial, Inc. 02/15/17	5.500%	561,000	569,831
03/15/20	8.000%	7,659,000	8,807,850
09/15/20	7.500%	791,000	888,886
CIT Group, Inc. Senior Unsecured 03/15/18	5.250%	1,374,000	1,418,655
05/15/20	5.375%	900,000	918,000
CIT Group, Inc.(b) Senior Secured 04/01/18	6.625%	1,415,000	1,524,662
Senior Unsecured 02/15/15	4.750%	845,000	870,350
02/15/19	5.500%	3,391,000	3,492,730
General Electric Capital Corp. Senior Unsecured 10/17/21	4.650%	5,110,000	5,674,788
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	875,000	988,750
04/01/19	5.875%	359,000	359,348
05/15/19	6.250%	533,000	542,994
12/15/20	8.250%	1,975,000	2,261,716
01/15/22	8.625%	1,094,000	1,266,931
Total			29,585,491
Oil Field Services 1.2%
Atwood Oceanics, Inc. Senior Unsecured 02/01/20	6.500%	2,843,000	2,970,935
Green Field Energy Services, Inc. Senior Secured(b) 11/15/16	13.000%	1,854,000	1,594,440
Novatek Finance Ltd. Senior Unsecured(b) 02/03/21	6.604%	2,000,000	2,131,173
Offshore Group Investments Ltd. Senior Secured 08/01/15	11.500%	3,360,000	3,645,600
Offshore Group Investments Ltd.(b) Senior Secured 08/01/15	11.500%	683,000	741,055

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil States International, Inc. 06/01/19	6.500%	1,583,000	1,646,320
Weatherford International Ltd. 03/15/13	5.150%	4,000	4,108
Total			12,733,631
Other Industry 0.1%
Interline Brands, Inc. 11/15/18	7.000%	1,397,000	1,452,880
Packaging 0.9%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured(b) 10/15/20	9.125%	37,000	38,850
Ardagh Packaging Finance PLC Senior Secured(b) 10/15/17	7.375%	1,859,000	1,975,187
Berry Plastics Corp. Secured(c) 01/15/21	9.750%	364,000	395,850
Reynolds Group Issuer, Inc./LLC(b) 08/15/19	9.875%	615,000	638,063
08/15/19	9.875%	2,029,000	2,105,087
Senior Secured 08/15/19	7.875%	1,686,000	1,825,095
Reynolds Group Issuer, Inc./LLC(b)(d) Senior Secured 10/15/16	7.750%	1,684,000	1,776,620
Total			8,754,752
Paper 0.1%
Cascades, Inc. 12/15/17	7.750%	615,000	619,613
Pharmaceuticals 0.6%
Endo Health Solutions, Inc. 01/15/22	7.250%	559,000	605,816
Grifols, Inc. 02/01/18	8.250%	1,149,000	1,232,303
Mylan, Inc.(b) 11/15/18	6.000%	3,017,000	3,175,392
Pharmaceutical Product Development, Inc. Senior Unsecured(b)(c) 12/01/19	9.500%	435,000	475,781
Warner Chilcott Co. LLC/Finance 09/15/18	7.750%	705,000	756,113
Total			6,245,405

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.2%
CSX Corp. Senior Unsecured 04/15/41	5.500%	1,195,000	1,343,455
Union Pacific Corp. Senior Unsecured 08/15/18	5.700%	385,000	461,137
Total			1,804,592
Refining —%
Phillips 66(b) 05/01/17	2.950%	275,000	282,581
Restaurants 0.2%
Yum! Brands, Inc. Senior Unsecured 09/15/19	5.300%	1,726,000	1,983,504
Retailers 1.3%
99 Cents Only Stores(b) 12/15/19	11.000%	627,000	680,295
AutoNation, Inc. 02/01/20	5.500%	88,000	89,760
Best Buy Co., Inc. Senior Unsecured(c) 03/15/21	5.500%	145,000	133,120
Burlington Coat Factory Warehouse Corp.(c) 02/15/19	10.000%	1,740,000	1,844,400
Jo-Ann Stores, Inc. Senior Unsecured(b) 03/15/19	8.125%	897,000	892,515
Limited Brands, Inc. 04/01/21	6.625%	2,281,000	2,491,992
02/15/22	5.625%	811,000	835,330
Rite Aid Corp. Senior Unsecured 02/15/27	7.700%	934,000	775,220
Rite Aid Corp.(b) 03/15/20	9.250%	545,000	545,000
Rite Aid Corp.(b)(c) 03/15/20	9.250%	1,484,000	1,487,710
Rite Aid Corp.(c) 08/15/20	8.000%	2,250,000	2,548,125
Sally Holdings LLC/Capital, Inc. 06/01/22	5.750%	316,000	330,615
Sally Holdings LLC/Capital, Inc.(c) 11/15/19	6.875%	585,000	636,188

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Sonic Automotive, Inc. Senior Subordinated Notes(b)(e) 07/15/22	7.000%		298,000	308,430
Total				13,598,700
Supranational 0.4%
Asian Development Bank Senior Unsecured 06/21/27	2.350%	JPY	120,000,000	1,707,912
European Investment Bank Senior Unsecured 06/20/17	1.400%	JPY	189,000,000	2,494,606
International Finance Corp. 02/28/13	7.500%	AUD	120,000	126,111
Total				4,328,629
Technology 1.9%
Alliance Data Systems Corp.(b)(c) 04/01/20	6.375%		529,000	531,645
Amkor Technology, Inc. Senior Unsecured(c) 06/01/21	6.625%		1,893,000	1,888,267
Anixter, Inc. 05/01/19	5.625%		302,000	311,060
Brocade Communications Systems, Inc. Senior Secured 01/15/20	6.875%		864,000	935,280
CDW LLC/Finance Corp. 04/01/19	8.500%		2,440,000	2,598,600
Senior Secured 12/15/18	8.000%		1,153,000	1,251,005
Cardtronics, Inc. 09/01/18	8.250%		1,143,000	1,260,158
CommScope, Inc.(b) 01/15/19	8.250%		221,000	233,708
Equinix, Inc. Senior Unsecured 07/15/21	7.000%		510,000	563,550
First Data Corp. 01/15/21	12.625%		1,877,000	1,879,346
First Data Corp.(b) Senior Secured 06/15/19	7.375%		1,488,000	1,517,760
08/15/20	8.875%		1,305,000	1,412,663
Freescale Semiconductor, Inc. Senior Secured(b) 04/15/18	9.250%		1,350,000	1,444,500
Interactive Data Corp. 08/01/18	10.250%		1,525,000	1,696,562

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC Senior Secured(b) 08/01/18	9.750%	1,636,000	1,873,220
Total			19,397,324
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc. 01/15/19	8.250%	471,000	505,147
03/15/20	9.750%	695,000	772,319
ERAC U.S.A. Finance LLC(b) 07/01/13	2.750%	330,000	334,635
10/01/20	5.250%	305,000	341,542
Hertz Corp. (The) 01/15/21	7.375%	872,000	933,040
Total			2,886,683
Wireless 2.4%
Cricket Communications, Inc. Senior Secured 05/15/16	7.750%	3,711,000	3,938,299
Cricket Communications, Inc.(c) 10/15/20	7.750%	751,000	717,205
MetroPCS Wireless, Inc. 11/15/20	6.625%	250,000	246,250
MetroPCS Wireless, Inc.(c) 09/01/18	7.875%	870,000	905,887
NII Capital Corp. 04/01/21	7.625%	1,314,000	1,126,755
Nextel Communications, Inc.(c) 08/01/15	7.375%	650,000	650,813
SBA Telecommunications, Inc. 08/15/19	8.250%	1,489,000	1,630,455
Sprint Capital Corp. 11/15/28	6.875%	5,180,000	4,169,900
Sprint Nextel Corp.(b) 11/15/18	9.000%	4,837,000	5,429,532
03/01/20	7.000%	585,000	608,400
United States Cellular Corp. Senior Unsecured 12/15/33	6.700%	780,000	806,405
VimpelCom Holdings BV(b) 03/01/22	7.504%	1,500,000	1,409,160
Wind Acquisition Finance SA Senior Secured(b) 02/15/18	7.250%	3,505,000	3,066,875
Total			24,705,936

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 2.7%
AT&T, Inc. Senior Unsecured 02/15/39	6.550%	1,645,000	2,117,148
08/15/41	5.550%	1,715,000	2,044,206
Embarq Corp. Senior Unsecured 06/01/36	7.995%	5,210,000	5,442,340
Frontier Communications Corp. Senior Unsecured 04/15/20	8.500%	1,004,000	1,064,240
04/15/22	8.750%	449,000	471,450
Frontier Communications Corp.(c) Senior Unsecured 10/01/18	8.125%	795,000	844,688
07/01/21	9.250%	329,000	353,675
Integra Telecom Holdings, Inc. Senior Secured(b) 04/15/16	10.750%	538,000	523,205
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	1,341,000	1,485,158
Level 3 Financing, Inc. 02/15/17	8.750%	1,058,000	1,100,320
02/01/18	10.000%	986,000	1,067,345
04/01/19	9.375%	623,000	672,840
07/01/19	8.125%	1,008,000	1,034,460
PAETEC Holding Corp. 12/01/18	9.875%	1,845,000	2,061,787
Senior Secured 06/30/17	8.875%	1,808,000	1,948,120
Qtel International Finance Ltd.(b) 10/19/25	5.000%	800,000	838,924
Telefonica Emisiones SAU 04/27/15	3.729%	2,665,000	2,426,568
Verizon New York, Inc. Senior Unsecured 04/01/32	7.375%	542,000	671,146
Windstream Corp. 09/01/18	8.125%	50,000	53,750
Zayo Escrow Corp.(b) Senior Secured 01/01/20	8.125%	183,000	191,235
Senior Unsecured 07/01/20	10.125%	788,000	837,250
Total			27,249,855
Total Corporate Bonds & Notes (Cost: $469,573,654)			490,909,868

Residential Mortgage-Backed Securities — Agency 10.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d)(i)(j) CMO IO Series 2957 Class SW 04/15/35	5.758%	5,641,189	971,097
CMO IO Series 3122 Class IS 03/15/36	6.458%	5,212,874	821,020
CMO IO Series 3550 Class EI 07/15/39	6.158%	6,364,753	1,201,715
CMO IO Series 3761 Class KS 06/15/40	5.758%	6,282,846	996,104
CMO IO Series 3960 Class SL 11/15/41	6.258%	14,488,550	3,312,877
CMO IO Series 3966 Class SA 12/15/41	5.658%	9,218,982	1,944,702
Federal Home Loan Mortgage Corp.(e)(i) 07/01/42	4.000%	6,000,000	6,366,563
Federal Home Loan Mortgage Corp.(i) 10/01/26	8.000%	48,794	53,622
Federal National Mortgage Association(d)(i)(j) CMO IO Series 2006-5 Class N2 02/25/35	2.131%	4,700,204	253,351
CMO IO Series 2010-135 Class MS 12/25/40	5.705%	4,036,348	827,241
CMO IO Series 2012-74 Class AS 03/25/39	5.807%	7,000,000	1,518,125
Federal National Mortgage Association(e)(i) 07/01/27 - 08/01/27	2.500%	23,500,000	24,168,594
07/01/27 - 07/01/42	3.000%	15,250,000	15,760,430
06/01/42	3.500%	11,480,917	12,155,113
06/01/42	4.000%	7,000,000	7,558,152
07/01/42	5.000%	400,000	432,875
Federal National Mortgage Association(i) 10/01/39 - 05/01/41	4.000%	1,351,463	1,434,099
03/01/39 - 01/01/41	4.500%	10,097,616	10,956,813
04/01/38 - 05/01/40	5.000%	2,164,644	2,369,046
02/01/37 - 08/01/38	6.000%	1,066,517	1,175,003
Federal National Mortgage Association(i)(k) 04/01/38	6.000%	2,650,499	2,915,049
11/01/36	6.500%	569,630	643,129
Government National Mortgage Association(d)(i)(j) CMO IO Series 2010-108 Class PI 02/20/38	5.856%	7,593,328	1,055,053
CMO IO Series 2012-41 Class SA 03/20/42	6.356%	10,384,219	2,788,403
CMO IO Series 2012-48 Class SA 04/16/42	6.407%	2,258,568	464,075

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(i) 04/15/40	4.500%	2,474,852	2,714,590
Government National Mortgage Association(i)(j) CMO IO Series 2010-167 Class GI 02/20/38	4.000%	3,839,907	481,299
Total Residential Mortgage-Backed Securities — Agency (Cost: $103,386,742)			105,338,140

Residential Mortgage-Backed Securities — Non-Agency 2.1%

BCAP LLC Trust(b)(d)(i) CMO Series 2010-RR7 Class 17A7 03/26/36	5.033%	780,000	619,374
BCAP LLC Trust(b)(i) CMO Series 2010-RR7 Class 8A6 05/26/35	5.500%	1,145,000	1,132,309
Castle Peak Loan Trust(b)(i) CMO Series 2011-1 Class 22A1 05/25/52	6.250%	802,020	799,213
CMO Series 2012-1A Class A1 05/25/52	5.000%	4,885,913	4,885,913
Citigroup Mortgage Loan Trust, Inc.(b)(d)(i) CMO Series 2009-3 Class 4A3 10/25/33	2.441%	2,635,000	1,649,799
CMO Series 2009-4 Class 9A2 03/25/36	3.630%	1,365,000	1,048,882
CMO Series 2010-6 Class 2A2 09/25/35	2.655%	515,000	330,517
CMO Series 2010-6 Class 3A2 07/25/36	2.629%	2,215,000	2,058,406
Credit Suisse Mortgage Capital Certificates CMO Series 2011-4R Class 4A7(b)(d)(i) 08/27/37	4.000%	3,880,000	3,803,384
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7(i) 04/25/33	5.500%	1,494,970	1,538,083
JPMorgan Reremic CMO Series 2010-5 Class 1A6(b)(d)(i) 04/26/37	4.500%	615,000	626,847
PennyMac Loan Trust Series 2011-NPL1 Class A(b)(d)(i) 09/25/51	5.250%	589,592	590,499
RBSSP Resecuritization Trust CMO Series 2010-12 Class 3A4(b)(d)(i) 06/27/32	4.000%	1,215,022	1,217,117

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2005-18 Class 2A6(i) 01/25/36	5.500%	826,957	833,144
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $21,579,820)			21,133,487

Commercial Mortgage-Backed Securities — Non-Agency 3.3%

Bear Stearns Commercial Mortgage Securities Series 2007-T26 Class A4(d)(i) 01/12/45	5.471%	3,440,000	3,888,947
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A2(i) 12/15/47	3.061%	2,100,000	2,182,324
Commercial Mortgage Pass-Through Certificates Series 2011-THL Class A(b)(i) 06/09/28	3.376%	995,711	1,014,412
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3(d)(i) 06/15/38	6.008%	2,000,000	2,266,300
DBUBS Mortgage Trust Series 2011-LC2A Class A1(b)(i) 07/10/44	3.527%	1,840,437	1,966,980
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4A(i) 07/10/39	4.751%	675,000	728,704
Greenwich Capital Commercial Funding Corp.(d)(i) Series 2004-GG1 Class A7 06/10/36	5.317%	1,936,000	2,051,811
Greenwich Capital Commercial Funding Corp.(i) Series 2007-GG9 Class A4 03/10/39	5.444%	2,350,000	2,606,923
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A3(i) 05/15/45	3.507%	1,000,000	1,021,950
Morgan Stanley Capital I, Inc.(d)(i) Series 2005-IQ10 Class A4A 09/15/42	5.230%	500,000	552,286
Morgan Stanley Capital I, Inc.(i) Series 2005-HQ5 Class A4 01/14/42	5.168%	2,635,000	2,841,107
Series 2005-HQ6 Class A4A 08/13/42	4.989%	175,000	191,662
Morgan Stanley Reremic Trust Series 2010-GG10 Class A4A(b)(d)(i) 08/15/45	5.979%	7,050,000	7,989,166

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
S2 Hospitality LLC Series 2012-LV1 Class A(b)(i) 04/15/25	4.500%	2,000,000	2,000,226
Wachovia Bank Commercial Mortgage Trust(d)(i) Series 2005-C21 Class A4 10/15/44	5.378%	175,000	192,697
Series 2006-C27 Class A3 07/15/45	5.765%	1,875,000	2,112,859
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $31,868,444)			33,608,354

Asset-Backed Securities — Non-Agency —%

GMAC Mortgage Corp Loan Trust Series 2004-HE5 Class A5 (FGIC)(d) 09/25/34	5.865%	250,143	188,177
Total Asset-Backed Securities — Non-Agency (Cost: $250,143)			188,177

Inflation-Indexed Bonds(a) 2.0%

United States 1.1%
U.S. Treasury Inflation-Indexed Bond 02/15/41	2.125%		7,390,619	10,547,803
02/15/42	0.750%		1,018,150	1,068,023
Total				11,615,826
Uruguay 0.9%
Uruguay Government International Bond 04/05/27	4.250%	UYU	106,418,034	5,266,655
Senior Unsecured 12/15/28	4.375%	UYU	65,906,120	3,308,154
Total				8,574,809
Total Inflation-Indexed Bonds (Cost: $17,891,691)				20,190,635

U.S. Treasury Obligations 4.8%

U.S. Treasury 12/31/13	0.125%	24,150,000	24,085,858
02/15/20	3.625%	10,070,000	11,845,623
02/15/22	2.000%	1,215,000	1,255,911
11/15/41	3.125%	10,080,000	10,836,000
U.S. Treasury(c) 05/31/17	0.625%	800,000	796,313
Total U.S. Treasury Obligations (Cost: $46,423,020)			48,819,705

Foreign Government Obligations(a) 22.8%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Argentina 0.5%
Argentina Boden Bonds Senior Unsecured 10/03/15	7.000%		1,595,000	1,234,530
Argentina Bonar Bonds Senior Unsecured 04/17/17	7.000%		1,436,000	990,840
Argentine Republic Government International Bond Senior Unsecured 12/31/33	8.280%		2,234,132	1,463,357
Provincia de Buenos Aires Senior Unsecured(b) 01/26/21	10.875%		1,110,000	604,950
Provincia de Cordoba Senior Unsecured(b) 08/17/17	12.375%		1,380,000	791,195
Total				5,084,872
Australia 0.7%
Treasury Corp. of Victoria Local Government Guaranteed 11/15/16	5.750%	AUD	3,850,000	4,311,075
06/15/20	6.000%	AUD	2,315,000	2,703,605
Total				7,014,680
Brazil 1.2%
Brazilian Government International Bond 01/20/34	8.250%		2,785,000	4,372,450
Senior Unsecured 01/05/22	12.500%	BRL	4,550,000	3,138,919
Morgan Stanley Senior Unsecured 10/22/20	11.500%	BRL	3,415,000	1,784,758
Petrobras International Finance Co. 03/15/19	7.875%		1,935,000	2,353,629
01/27/21	5.375%		600,000	644,308
Total				12,294,064
Canada 0.8%
Canadian Government Bond 06/01/18	4.250%	CAD	500,000	570,975
06/01/19	3.750%	CAD	6,600,000	7,453,961
06/01/23	8.000%	CAD	85,000	134,350
Total				8,159,286
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Colombia 1.0%
Colombia Government International Bond Senior Unsecured 05/21/24	8.125%		1,085,000	1,577,048
01/18/41	6.125%		2,070,000	2,689,533
Ecopetrol SA Senior Unsecured 07/23/19	7.625%		1,200,000	1,512,000
Empresa de Energia de Bogota SA Senior Unsecured(b) 11/10/21	6.125%		1,050,000	1,109,115
Empresas Publicas de Medellin ESP Senior Unsecured(b) 02/01/21	8.375%	COP	5,280,000,000	3,204,765
Transportadora de Gas Internacional SA ESP Senior Unsecured(b) 03/20/22	5.700%		500,000	519,308
Total				10,611,769
Dominican Republic 0.3%
Dominican Republic International Bond(b) Senior Unsecured 05/06/21	7.500%		1,675,000	1,789,169
04/20/27	8.625%		1,300,000	1,404,000
Total				3,193,169
El Salvador 0.1%
El Salvador Government International Bond Senior Unsecured(b) 02/01/41	7.625%		600,000	627,000
Finland 0.2%
Finland Government Bond Senior Unsecured 07/04/15	4.250%	EUR	1,160,000	1,628,224
France 1.0%
France Government Bond OAT 04/25/17	3.750%	EUR	450,000	629,213
10/25/18	4.250%	EUR	1,000,000	1,439,758
04/25/19	4.250%	EUR	4,080,000	5,873,027
04/25/29	5.500%	EUR	1,160,000	1,863,012
Total				9,805,010
Georgia —%
JSC Georgian Railway Senior Unsecured(b)(e) 07/11/22	7.750%		442,000	441,120

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Germany 1.5%
Bundesrepublik Deutschland 06/20/16	6.000%	EUR	245,000	375,613
07/04/17	4.250%	EUR	4,260,000	6,340,440
01/04/19	3.750%	EUR	5,555,000	8,249,527
Total				14,965,580
Hungary —%
Hungary Government International Bond Senior Unsecured 02/03/15	4.750%		80,000	76,800
Indonesia 1.6%
Indonesia Government International Bond(b) Senior Unsecured 04/20/15	7.250%		2,155,000	2,416,294
03/13/20	5.875%		5,630,000	6,453,387
Indonesia Treasury Bond Senior Unsecured 09/15/19	11.500%	IDR	8,500,000,000	1,191,156
07/15/22	10.250%	IDR	10,680,000,000	1,456,611
09/15/24	10.000%	IDR	9,000,000,000	1,226,688
09/15/25	11.000%	IDR	15,190,000,000	2,223,654
Majapahit Holding BV(b) 08/07/19	8.000%		1,000,000	1,200,000
06/29/37	7.875%		540,000	653,400
Total				16,821,190
Japan 0.4%
Japan Government 10-Year Bond Senior Unsecured 12/20/18	1.400%	JPY	15,000,000	199,628
Japan Government 20-Year Bond Senior Unsecured 09/20/26	2.200%	JPY	270,000,000	3,780,463
Total				3,980,091
Kazakhstan 0.5%
KazMunayGas National Co.(b) Senior Unsecured 07/02/18	9.125%		2,875,000	3,557,813
04/09/21	6.375%		1,200,000	1,320,000
Total				4,877,813
Latvia 0.1%
Republic of Latvia Senior Unsecured(b) 06/16/21	5.250%		650,000	653,879

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Lithuania 0.3%
Lithuania Government International Bond(b) Senior Unsecured 03/09/21	6.125%		600,000	663,692
02/01/22	6.625%		1,250,000	1,426,188
Lithuania Government International Bond(b)(c) Senior Unsecured 09/14/17	5.125%		700,000	742,982
Total				2,832,862
Malaysia —%
Petronas Capital Ltd. 08/12/19	5.250%		75,000	86,186
Mexico 2.3%
Comision Federal De Electricidad Senior Unsecured(b)(c) 02/14/42	5.750%		300,000	315,000
Mexican Bonos 12/20/12	9.000%	MXN	2,300,000	1,759,372
06/16/16	6.250%	MXN	2,000,000	1,576,721
12/15/16	7.250%	MXN	500,000	410,291
12/13/18	8.500%	MXN	3,663,500	3,262,074
06/09/22	6.500%	MXN	3,500,000	2,822,470
06/03/27	7.500%	MXN	2,515,000	2,141,367
Mexico Government International Bond Senior Unsecured 01/11/40	6.050%		1,930,000	2,489,700
Pemex Finance Ltd. Senior Unsecured 11/15/18	9.150%		310,000	375,188
Senior Unsecured (NPFGC) 08/15/17	10.610%		215,000	259,421
Pemex Project Funding Master Trust 03/01/18	5.750%		3,920,000	4,429,600
01/21/21	5.500%		2,300,000	2,599,000
Petroleos Mexicanos 06/02/41	6.500%		1,000,000	1,167,500
Total				23,607,704
Netherlands 0.3%
Netherlands Government Bond 07/15/16	4.000%	EUR	2,565,000	3,641,044
New Zealand 0.3%
New Zealand Government Bond Senior Unsecured 05/15/21	6.000%	NZD	2,725,000	2,622,663

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Norway 0.8%
Norway Government Bond 05/19/17	4.250%	NOK	40,900,000	7,745,262
Peru 0.6%
Corp. Financiera de Desarrollo SA Senior Unsecured(b) 02/08/22	4.750%		1,000,000	1,051,374
Peruvian Government International Bond Senior Unsecured 05/03/16	8.375%		1,210,000	1,494,350
07/21/25	7.350%		1,210,000	1,700,050
11/21/33	8.750%		205,000	336,200
11/18/50	5.625%		700,000	848,750
Peruvian Government International Bond(b) Senior Unsecured 08/12/20	7.840%	PEN	1,500,000	667,248
Total				6,097,972
Philippines 0.5%
Philippine Government International Bond Senior Unsecured 01/15/21	4.950%	PHP	14,000,000	344,980
03/30/26	5.500%		1,275,000	1,507,687
01/14/36	6.250%	PHP	46,000,000	1,164,056
Power Sector Assets & Liabilities Management Corp.(b) Government Guaranteed 05/27/19	7.250%		720,000	903,600
Power Sector Assets & Liabilities Management Corp.(b)(c) Government Guaranteed 12/02/24	7.390%		610,000	786,399
Total				4,706,722
Poland 0.9%
Poland Government Bond 10/24/15	6.250%	PLN	13,600,000	4,282,899
10/25/19	5.500%	PLN	9,280,000	2,880,110
Poland Government International Bond Senior Unsecured 03/23/22	5.000%		2,250,000	2,455,875
Total				9,618,884
Qatar 0.1%
Nakilat, Inc. Senior Secured(b) 12/31/33	6.067%		180,000	200,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Qatar Government International Bond Senior Unsecured(b) 01/20/22	4.500%		1,000,000	1,103,500
Total				1,303,750
Republic of Namibia 0.1%
Namibia International Bonds Senior Unsecured(b) 11/03/21	5.500%		800,000	832,000
Republic of the Congo —%
Republic of Congo Senior Unsecured(d) 06/30/29	3.000%		617,500	466,213
Romania 0.1%
Romanian Government International Bond Senior Unsecured(b) 02/07/22	6.750%		800,000	832,803
Russian Federation 1.7%
Gazprom OAO Via Gaz Capital SA(b) Senior Unsecured 04/11/18	8.146%		3,115,000	3,709,099
Gazprom OAO Via Gaz Capital SA(b)(c) Senior Unsecured 03/07/22	6.510%		1,460,000	1,618,789
Russian Foreign Bond — Eurobond(b) Senior Unsecured 03/10/18	7.850%	RUB	20,000,000	649,350
Russian Foreign Bond — Eurobond(b)(c) Senior Unsecured 04/29/15	3.625%		1,450,000	1,499,981
Russian Foreign Bond — Eurobond(b)(d) Senior Unsecured 03/31/30	7.500%		5,550,475	6,663,845
Russian Foreign Bond — Eurobond(d) Senior Unsecured 03/31/30	7.500%		760,725	913,319
Vnesheconombank Via VEB Finance PLC Senior Unsecured(b) 11/22/25	6.800%		2,190,000	2,299,500
Total				17,353,883
South Africa 0.1%
South Africa Government International Bond Senior Unsecured 03/09/20	5.500%		680,000	783,700

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
South Korea 0.2%
Export-Import Bank of Korea Senior Unsecured 04/11/22	5.000%		1,800,000	1,996,474
Sweden 0.7%
Sweden Government Bond 08/12/17	3.750%	SEK	43,765,000	7,109,145
12/01/20	5.000%	SEK	3,100,000	571,459
Total				7,680,604
Trinidad and Tobago 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(b) 08/14/19	9.750%		1,290,000	1,579,157
Turkey 1.1%
Turkey Government International Bond 01/14/41	6.000%		1,700,000	1,789,250
Senior Unsecured 09/26/16	7.000%		1,135,000	1,283,685
03/30/21	5.625%		3,050,000	3,328,313
09/26/22	6.250%		250,000	283,125
02/05/25	7.375%		3,540,000	4,354,200
Total				11,038,573
Ukraine 0.2%
City of Kyiv Via Kyiv Finance PLC Senior Unsecured(b) 07/11/16	9.375%		600,000	503,625
National JSC Naftogaz of Ukraine Government Guaranteed 09/30/14	9.500%		1,635,000	1,565,727
Total				2,069,352
United Arab Emirates 0.2%
Abu Dhabi National Energy Co. Senior Unsecured(b) 12/13/21	5.875%		700,000	783,176
Dolphin Energy Ltd. Senior Secured(b) 12/15/21	5.500%		1,000,000	1,083,539
Total				1,866,715
United Kingdom 0.8%
United Kingdom Gilt 03/07/18	5.000%	GBP	1,400,000	2,683,691
09/07/19	3.750%	GBP	200,000	366,207
09/07/21	3.750%	GBP	500,000	921,758
03/07/25	5.000%	GBP	2,050,000	4,254,700
Total				8,226,356

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Foreign Government Obligations(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay 0.1%
Uruguay Government International Bond Senior Unsecured PIK 01/15/33	7.875%	935,000	1,353,413
Venezuela 1.4%
Petroleos de Venezuela SA 04/12/17	5.250%	4,660,000	3,308,600
11/02/17	8.500%	7,035,000	5,715,937
Petroleos de Venezuela SA(c) 02/17/22	12.750%	760,000	714,400
Venezuela Government International Bond Senior Unsecured 08/23/22	12.750%	510,000	489,600
05/07/23	9.000%	5,636,000	4,339,720
Total			14,568,257
Total Foreign Government Obligations (Cost: $215,902,749)			233,145,096

Municipal Bonds —%

Cabazon Band Mission Indians Revenue Bonds Series 2004(b)(f)(l)(m) 06/01/12	13.000%	350,000	210,000
Total Municipal Bonds (Cost: $350,000)			210,000

Senior Loans 3.9%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense —%
Huntington Ingalls Industries, Inc. Term Loan(d)(n) 03/30/16	2.750%	95,000	94,050
Airlines 0.1%
U.S. Airways Group, Inc. Term Loan(d)(n) 03/21/14	2.745%	486,111	462,719
United Air Lines, Inc. Tranche B Term Loan(d)(n) 02/01/14	2.250%	268,998	259,583
Total			722,302

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Automotive 0.2%
Allison Transmission, Inc. Tranche B1 Term Loan(d)(n) 08/07/14	2.750%	527,284	520,034
Chrysler Group LLC Tranche B Term Loan(d)(n) 05/24/17	6.000%	397,497	399,981
Federal-Mogul Corp.(d)(n) Tranche B Term Loan 12/29/14	2.178%	197,829	187,938
Tranche C Term Loan 12/28/15	2.178%	100,933	95,886
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan(d)(n) 04/30/19	4.750%	300,000	293,625
Schaeffler AG Tranche C2 Term Loan(d)(n) 01/27/17	6.000%	250,000	249,610
Total			1,747,074
Brokerage —%
Nuveen Investments, Inc.(d)(n) 1st Lien Term Loan 05/13/17	7.250%	125,000	125,000
2nd Lien Term Loan 02/28/19	8.250%	200,000	200,250
Total			325,250
Building Materials 0.1%
CPG International I, Inc. Term Loan(d)(n) 02/18/17	6.000%	344,750	330,098
Goodman Global, Inc. 1st Lien Term Loan(d)(n) 10/28/16	5.750%	349,062	348,466
Potters Holdings II LP(d)(n) Tranche B 1st Lien Term Loan 05/06/17	6.000%	272,938	269,752
Tranche B 2nd Lien Term Loan 11/06/17	10.250%	75,000	75,187
Roofing Supply Group LLC Term Loan(d)(n) 05/31/19	6.500%	174,563	174,418
Total			1,197,921
Chemicals 0.2%
AZ Chem U.S., Inc. Term Loan(d)(n) 12/22/17	7.250%	64,773	65,034

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Emerald Performance Materials LLC 1st Lien Term Loan(d)(n) 05/18/18	6.750%	100,000	99,000
Ineos U.S. Finance LLC Term Loan(d)(n) 05/04/18	6.500%	100,000	97,778
Momentive Performance Materials Tranche B3 Term Loan(d)(n) 05/05/15	3.750%	74,813	70,698
Nexeo Solutions LLC Term Loan(d)(n) 09/08/17	5.000%	99,496	96,760
Norit Holding BV Term Loan(d)(n) 07/10/17	6.750%	124,062	124,062
Omnova Solutions, Inc. Term Loan(d)(n) 05/31/17	5.500%	345,614	345,832
PQ Corp. 1st Lien Term Loan(d)(n) 07/30/14	3.995%	270,459	261,139
Trinseo Materials Operating SCA Term Loan(d)(n) 08/02/17	6.063%	345,997	323,725
Tronox Pigments B.V.(d)(n) Delayed Draw Term Loan 02/08/18	4.250%	32,143	31,517
Term Loan 02/08/18	4.250%	117,857	115,564
Univar, Inc. Tranche B Term Loan(d)(n) 06/30/17	5.000%	518,438	508,126
Total			2,139,235
Construction Machinery 0.1%
Douglas Dynamics LLC Term Loan(d)(n) 04/18/18	5.750%	295,067	288,183
Manitowoc Co., Inc. (The) Tranche B Term Loan(d)(n) 11/13/17	4.250%	225,000	223,731
Terex Corp. Term Loan(d)(n) 04/28/17	5.500%	272,938	273,451
Total			785,365
Consumer Cyclical Services —%
Instant Web, Inc.(d)(n) Delayed Draw Term Loan 08/07/14	3.620%	13,758	10,766

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Term Loan 08/07/14	3.620%	131,981	103,275
Sabre, Inc. Term Loan(d)(n) 09/30/17	5.995%	317,107	304,343
Total			418,384
Consumer Products 0.1%
Affinion Group, Inc. Tranche B Term Loan(d)(n) 10/09/16	5.000%	297,986	271,018
Fender Musical Instruments Corp.(d)(n) Delayed Draw Term Loan 06/09/14	2.500%	73,960	71,926
Term Loan 06/09/14	2.500%	146,373	142,348
Jarden Corp. Tranche B Term Loan(d)(n) 03/31/18	3.245%	148,312	147,594
Total			632,886
Diversified Manufacturing 0.2%
Acosta, Inc. Tranche B Term Loan(d)(n) 03/01/18	4.750%	318,018	316,825
Colfax Corp. Tranche B Term Loan(d)(n) 01/11/19	4.500%	124,375	124,103
Generac Power System, Inc. Term Loan(d)(n) 05/30/18	6.250%	400,000	398,000
IMG Worldwide, Inc. Tranche B Term Loan(d)(n) 06/16/16	5.500%	371,250	367,537
Tomkins LLC/Inc. Tranche B1 Term Loan(d)(n) 09/29/16	4.250%	429,297	428,653
Wire Rope Corp. of America Term Loan(d)(e)(n) 02/10/17	5.211%	250,000	249,375
Total			1,884,493
Electric 0.2%
Calpine Corp.(d)(n) Term Loan 04/01/18	4.500%	272,746	270,548
04/01/18	4.500%	148,500	147,303

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Equipower Resources Holdings, LLC 1st Lien Term Loan(d)(n) 11/01/18	6.500%	100,000	99,906
FREIF North American Power I LLC(d)(n) Tranche B Term Loan 03/29/19	6.000%	86,420	85,988
Tranche C Term Loan 03/29/19	6.000%	13,580	13,512
GenOn Energy/Americas, Inc. Term Loan(d)(n) 12/04/17	6.000%	422,414	417,662
LSP Madison Funding LLC Term Loan(d)(e)(n) 06/28/19	5.500%	100,000	98,875
NRG Energy, Inc. Term Loan(d)(n) 07/01/18	4.000%	297,000	294,606
TPF Generation Holdings LLC 1st Lien Synthetic Letter of Credit(d)(n) 12/15/13	2.461%	45,620	45,278
Texas Competitive Electric Holdings Co. LLC Term Loan(d)(n) 10/10/14	3.741%	624,903	391,083
Total			1,864,761
Entertainment 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B Term Loan(d)(n) 04/22/16	7.500%	373,096	370,392
Alpha Topco Ltd. Tranche B Term Loan(d)(n) 04/28/17	5.750%	448,875	448,242
Six Flags Theme Parks, Inc. Tranche B Term Loan(d)(n) 12/20/18	4.250%	125,000	124,031
Total			942,665
Environmental 0.1%
EnviroSolutions Real Property Holdings, Inc. 2nd Lien Term Loan(d)(n) 07/29/14	8.000%	628,235	618,290
WCA Waste Corp. Term Loan(d)(n) 03/23/18	5.500%	99,750	99,439
Total			717,729
Food and Beverage 0.2%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan(d)(n) 12/18/17	5.250%	73,875	73,229

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Candy Intermediate Holdings, Inc. Term Loan(d)(n) 06/18/18	7.500%	519,000	516,566
Del Monte Foods Co. Term Loan(d)(n) 03/08/18	4.500%	397,000	390,799
JBS U.S.A. LLC Term Loan(d)(n) 05/25/18	4.250%	99,000	95,535
Pierre Foods, Inc. 1st Lien Term Loan(d)(n) 09/30/16	7.000%	345,059	346,066
U.S. Foods, Inc. Term Loan(d)(n) 07/03/14	3.000%	345,466	333,979
WM. Bolthouse Farms, Inc. 1st Lien Term Loan(d)(n) 02/11/16	5.505%	288,943	289,486
Windsor Quality Food Co., Ltd. Tranche B Term Loan(d)(f)(n) 02/16/17	5.000%	381,800	374,164
Total			2,419,824
Gaming 0.1%
Affinity Gaming LLC Term Loan(d)(n) 11/09/17	5.500%	99,750	100,124
Caesars Entertainment Operating Co., Inc. Tranche B2 Term Loan(d)(n) 01/28/15	3.245%	400,000	372,668
Caesars Octavius LLC Tranche B Term Loan(d)(n) 04/25/17	9.250%	325,000	318,500
Las Vegas Sands LLC(d)(n) Tranche B Term Loan 11/23/16	2.750%	131,566	127,675
Tranche I Delayed Draw Term Loan 11/23/16	2.750%	16,579	16,088
Pinnacle Entertainment, Inc. Tranche A Term Loan(d)(n) 03/19/19	4.000%	275,000	274,227
ROC Finance LLC Tranche B Term Loan(d)(n) 08/19/17	8.500%	75,000	75,375
Stockbridge/SBE Holdings Tranche B Term Loan(d) 05/02/17	13.000%	125,000	122,656

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Twin River Worldwide Holdings, Inc. Term Loan(d)(n) 11/05/15	8.500%	119,167	119,391
Total			1,526,704
Gas Distributors —%
Energy Transfer Equity LP Term Loan(d)(n) 03/23/17	3.750%	100,000	98,018
Health Care 0.3%
Alere, Inc. Tranche B Term Loan(d)(n) 06/30/17	4.750%	99,250	97,984
Bausch & Lomb, Inc. Term Loan(d)(n) 05/17/19	5.250%	200,000	198,700
ConvaTec, Inc. Term Loan(d)(n) 12/22/16	5.750%	314,601	314,208
Health Management Associates, Inc. Tranche B Term Loan(d)(n) 11/16/18	4.500%	124,688	123,623
Iasis Healthcare LLC Term Loan(d)(n) 05/03/18	5.000%	642,994	629,601
Inventiv Health, Inc. Term Loan(d)(n) 08/04/16	6.500%	197,500	184,267
Onex Carestream Finance LP Term Loan(d)(n) 02/25/17	5.000%	370,184	353,004
Quintiles Transnational Corp. Tranche B Term Loan(d)(n) 06/08/18	5.000%	471,438	465,540
RPI Finance Trust Term Loan(d)(n) 05/09/18	4.000%	398,992	394,504
Select Medical Corp. Tranche B Term Loan(d)(n) 06/01/18	5.500%	123,750	121,182
Total			2,882,613
Integrated Energy —%
Gibson Energy ULC Tranche B Term Loan(d)(n) 06/15/18	4.750%	121,020	120,718

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Life Insurance —%
CNO Financial Group, Inc. Tranche B1 Term Loan(d)(n) 09/30/16	6.250%	193,929	193,542
Media Cable 0.1%
Cequel Communications LLC Term Loan(d)(n) 02/14/19	4.000%	199,500	195,161
MCC Iowa LLC Tranche F Term Loan(d)(n) 10/23/17	4.500%	320,917	317,509
Mediacom Illinois LLC Tranche E Term Loan(d)(n) 10/23/17	4.500%	492,46	487,129
San Juan Cable LLC Tranche B 1st Lien Term Loan(d)(n) 06/09/17	6.000%	74,250	73,693
WideOpenWest Finance LLC 1st Lien Term Loan(d)(n) 06/30/14	2.745%	247,408	245,552
Total			1,319,044
Media Non-Cable 0.5%
AMC Networks, Inc. Tranche B Term Loan(d)(n) 12/31/18	4.000%	99,000	98,164
Clear Channel Communications, Inc. Tranche B Term Loan(d)(n) 01/29/16	3.895%	481,510	383,605
Cumulus Media Holdings, Inc.(d)(n) 1st Lien Term Loan 09/17/18	5.750%	273,547	272,130
2nd Lien Term Loan 03/18/19	7.500%	350,000	351,971
Emmis Operating Co. Tranche B Term Loan(d)(n) 11/01/13	4.460%	276,324	268,725
Encompass Digital Media, Inc. Tranche B Term Loan(d)(n) 08/10/17	8.000%	448,875	445,508
Granite Broadcasting Tranche B 1st Lien Term Loan(d)(n) 05/23/18	8.500%	200,000	197,000
Gray Television, Inc Tranche B Term Loan(d)(n) 12/31/14	3.740%	492,268	486,115

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Hubbard Radio LLC 1st Lien Term Loan(d)(n) 04/28/17	5.250%	135,416	135,077
Intelsat Jackson Holdings SA Tranche B Term Loan(d)(n) 04/02/18	5.250%	298,492	297,809
NextMedia Operating, Inc. Term Loan(d)(n) 05/27/16	8.250%	448,438	433,491
Postmedia Network, Inc. Tranche C Term Loan(d)(n) 07/13/16	6.250%	236,470	233,514
Radio One, Inc. Term Loan(d)(n) 03/31/16	7.500%	392,933	386,056
Univision Communications, Inc. 1st Lien Term Loan(d)(n) 03/31/17	4.495%	594,726	562,391
Zuffa LLC Term Loan(d)(n) 06/19/15	7.500%	299,238	297,892
Total			4,849,448
Metals —%
Novelis, Inc. Tranche B2 Term Loan(d)(n) 03/10/17	4.000%	223,313	218,916
Non-Captive Diversified —%
iStar Financial, Inc. Tranche A2 Term Loan(d)(n) 06/30/14	7.000%	425,000	423,483
Oil Field Services —%
Frac Tech Services Term Loan(d)(n) 05/06/16	6.250%	389,856	355,124
Other Financial Institutions 0.1%
Alix Partners(d)(e)(n) 06/13/19	6.500%	150,000	148,050
Harland Clarke Holdings Corp. Tranche B Term Loan(d)(n) 06/30/14	2.777%	293,955	261,620
Springleaf Financial Funding Co. Term Loan(d)(n) 05/10/17	5.500%	400,000	376,216
Total			785,886

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Industry 0.1%
On Assignment, Inc. Tranche B Term Loan(d)(n) 05/15/19	5.000%	124,688	123,440
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan(d)(n) 04/01/18	5.000%	374,062	375,776
Sensus U.S.A., Inc. 2nd Lien Term Loan(d)(n) 05/09/18	8.500%	350,000	347,158
Total			846,374
Packaging 0.1%
Berry Plastics Holding Corp. Tranche C Term Loan(d)(n) 04/03/15	2.245%	171,826	165,414
Reynolds Group Holdings, Inc.(d)(n) Tranche B Term Loan 02/09/18	6.500%	268,626	269,676
Tranche C Term Loan 08/09/18	6.500%	196,359	197,740
Total			632,830
Paper —%
NewPage Corp. Debtor In Possession Term Loan(d)(n)(o) 03/08/13	8.000%	150,000	151,407
Pharmaceuticals 0.1%
Endo Pharmaceuticals Holdings, Inc.(d)(n) Tranche A Term Loan 06/17/16	2.250%	120,312	119,153
Tranche B Term Loan 06/17/18	4.000%	41,652	41,617
Grifols, Inc. Tranche B Term Loan(d)(n) 06/01/17	4.500%	268,998	266,069
Pharmaceutical Product Development, Inc. Term Loan(d)(n) 12/05/18	6.250%	99,500	99,873
Valeant Pharmaceuticals International, Inc.(d)(e)(n) Term Loan 05/30/19	4.218%	50,000	49,281
Valeant Pharmaceuticals International, Inc.(d)(n) Tranche B Term Loan 02/13/19	4.750%	99,750	98,285
Total			674,278

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Property & Casualty 0.1%
Asurion LLC 2nd Lien Term Loan(d)(n) 05/24/19	9.000%	500,000	508,750
REITs —%
CB Richard Ellis Services, Inc. Tranche C Term Loan(d)(n) 03/04/18	3.495%	99,000	97,886
Retailers 0.4%
Academy Ltd. Term Loan(d)(n) 08/03/18	6.000%	398,561	399,868
BJ's Wholesale Club, Inc. 1st Lien Term Loan(d)(n) 09/28/18	5.250%	398,561	399,143
Bass Pro Group LLC Term Loan(d)(n) 06/13/17	5.250%	303,218	303,346
Claire's Stores, Inc. Tranche B Term Loan(d)(n) 05/29/14	3.062%	301,222	285,471
General Nutrition Centers, Inc. Tranche B Term Loan(d)(n) 03/02/18	4.250%	375,000	372,938
J. Crew Group, Inc. Term Loan(d)(n) 03/07/18	4.750%	495,000	488,317
Jo-Ann Stores, Inc. Term Loan(d)(n) 03/16/18	4.750%	411,996	405,816
Leslie's Poolmart, Inc. Tranche B Term Loan(d)(n) 11/21/16	4.500%	99,495	97,588
Orchard Supply Hardware LLC Tranche B1 Term Loan(d)(n) 12/21/13	5.000%	488,422	346,779
Pantry, Inc. (The)(d)(n) Delayed Draw Term Loan 05/15/14	2.000%	33,724	33,576
Term Loan 05/15/14	2.000%	358,823	357,244
Toys 'R' Us-Delaware, Inc. Term Loan(d)(n) 09/01/16	6.000%	340,666	319,517
Total			3,809,603

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Technology 0.2%
Aeroflex, Inc. Tranche B Term Loan(d)(n) 05/09/18	5.750%	110,582	106,988
Commscope, Inc. Tranche 1 Term Loan(d)(n) 01/14/18	4.250%	248,622	246,802
Edwards (Cayman Islands II) Ltd.(d)(n) 1st Lien Term Loan 05/31/16	5.500%	107,476	106,670
05/31/16	5.500%	172,393	171,100
Freescale Semiconductor, Inc. Tranche B1 Term Loan(d)(n) 12/01/16	4.495%	297,085	280,746
Greeneden U.S. Holdings II LLC Term Loan(d)(n) 01/31/19	6.750%	249,375	249,921
Interactive Data Corp. Tranche B Term Loan(d)(n) 02/11/18	4.500%	191,611	188,112
Kasima LLC Term Loan(d)(n) 03/31/17	5.000%	148,500	147,758
NDS Finance Ltd. Tranche B Term Loan(d)(n) 03/12/18	3.750%	74,063	73,785
Openlink International, Inc. Term Loan(d)(n) 10/30/17	7.750%	74,625	74,625
Rovi Solutions Corp./Guides, Inc. Tranche B2 Term Loan(d)(n) 03/29/19	4.000%	312,125	307,833
Syniverse Holdings, Inc. Term Loan(d)(n) 04/23/19	5.000%	400,000	396,832
Trans Union LLC Term Loan(d)(n) 02/10/18	5.500%	98,750	98,627
Verint Systems, Inc. Term Loan(d)(n) 10/27/17	4.500%	99,000	98,010
Total			2,547,809
Textile —%
Springs Window Fashions LLC Tranche B Term Loan(d)(n) 05/31/17	6.000%	116,072	113,944

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Transportation Services —%
Avis Budget Car Rental LLC Tranche C Term Loan(d)(n) 03/15/19	4.250%	175,000	173,863
Hertz Corp. (The) Letter of Credit(d)(n) 03/11/18	3.750%	250,000	239,375
Total			413,238
Wireless 0.1%
MetroPCS Wireless, Inc. Tranche B3 Term Loan(d)(n) 03/19/18	4.000%	346,188	337,696
Ntelos, Inc. Tranche B Term Loan(d)(n) 08/07/15	4.000%	154,197	152,346
Telesat Canada Tranche B Term Loan(d)(n) 03/28/19	4.250%	275,000	271,700
Total			761,742
Wirelines 0.1%
Alaska Communications Systems Holdings, Inc. Term Loan(d)(n) 10/21/16	5.500%	421,788	378,766
Level 3 Financing, Inc. Tranche B Term Loan(d)(n) 09/01/18	5.750%	175,000	174,836
Total			553,602
Total Senior Loans (Cost: $40,378,270)			39,776,898

Common Stocks —%

Issuer	Shares	Value ($)
Financials —%
Real Estate Investment Trusts (REITs) —%
Fairlane Management Corp.(g)(h)(p)	2,000	—
Total Financials		—
Total Common Stocks (Cost: $—)		—

Warrants —%

Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Green Field Energy Services, Inc.(p)	1,854	38,934
Total Energy		38,934
Information Technology —%
Communications Equipment —%
CMP Susquehanna Corp.(b)(f)(h)(p)	3,304	33
Total Information Technology		33
Total Warrants (Cost: $75,065)		38,967

Options Purchased Puts —%

Issuer	Contracts	Exercise Price ($)	Expiration Date	Value ($)
U.S. Treasury Note Futures, 10-year	615	132	07/20/12	153,750
Total Options Purchased Puts (Cost: $318,859)				153,750

Money Market Funds 7.8%

Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(q)(r)	79,347,809	79,347,809
Total Money Market Funds (Cost: $79,347,809)		79,347,809

Investments of Cash Collateral Received for Securities on Loan 4.2%

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Other Short-Term Obligations 0.1%
Natixis Financial Products LLC 07/02/12	0.450%	1,500,000	1,500,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Investments of Cash Collateral Received for Securities on Loan (continued)

Issuer	Effective Yield	Par ($)/ Principal ($)/ Shares	Value ($)
Repurchase Agreements 4.1%
Citibank NA dated 06/29/12, matures 07/02/12, repurchase price $5,000,083(s)	0.200%	5,000,000	5,000,000
Citigroup Global Markets, Inc.(s) dated 06/29/12, matures 07/02/12, repurchase price $5,000,088	0.210%	5,000,000	5,000,000
repurchase price $5,000,088	0.210%	5,000,000	5,000,000
Deutsche Bank AG dated 06/26/12, matures 07/03/12, repurchase price $10,000,311(s)	0.160%	10,000,000	10,000,000
Nomura Securities dated 06/29/12, matures 07/02/12, repurchase price $5,000,100(s)	0.240%	5,000,000	5,000,000
Pershing LLC dated 06/29/12, matures 07/02/12, repurchase price $4,000,090(s)	0.270%	4,000,000	4,000,000
Societe Generale dated 06/29/12, matures 07/02/12, repurchase price $7,881,442(s)	0.190%	7,881,318	7,881,318
Total			41,881,318
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $43,381,318)			43,381,318
Total Investments (Cost: $1,070,727,584)			1,116,242,204
Other Assets & Liabilities, Net			(94,364,306)
Net Assets			1,021,877,898

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Investment in Derivatives

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
U.S. Treasury Long Bond, 20-year	237	35,068,594	September 2012	88,520	—
U.S. Treasury Note, 2-year	158	34,789,625	September 2012	—	(12,580)
U.S. Treasury Note, 5-year	(77)	(9,545,594)	September 2012	—	(13,952)
U.S. Treasury Note, 10-year	(846)	(112,835,250)	September 2012	—	(284,302)
U.S. Treasury Ultra Bond, 30-year	(68)	(11,345,375)	September 2012	—	(169,336)
Total				88,520	(480,170)

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	July 11, 2012	6,009,193 (USD)	470,000,000 (JPY)	—	(128,722)
UBS Securities	July 19, 2012	2,729,000 (NZD)	2,120,613 (USD)	—	(61,443)
State Street Bank & Trust Company	July 20, 2012	3,300,000 (EUR)	4,156,268 (USD)	—	(20,461)
J.P. Morgan Securities, Inc.	July 23, 2012	9,000,000 (PLN)	2,664,851 (USD)	—	(29,664)
UBS Securities	July 25, 2012	4,912,000 (CHF)	5,108,366 (USD)	—	(69,472)
Goldman, Sachs & Co.	July 25, 2012	6,136,000 (EUR)	7,659,262 (USD)	—	(107,239)
HSBC Securities (USA), Inc.	July 25, 2012	1,017,044,000 (JPY)	12,775,388 (USD)	47,872	—
Deutsche Bank	July 25, 2012	12,723,376 (USD)	12,785,000 (AUD)	333,941	—
J.P. Morgan Securities, Inc.	July 25, 2012	7,639,405 (USD)	45,994,000 (NOK)	86,149	—
Morgan Stanley	July 25, 2012	5,097,170 (USD)	6,500,000 (NZD)	97,987	—
Total				565,949	(417,001)

Credit Default Swap Contracts Outstanding at June 30, 2012
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Capital	Federative Republic of Brazil	September 20, 2014	1.470	400,000	(4,632)	(1,666)	—	(6,298)
Total							—	(6,298)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $255,520,296 or 25.00% of net assets.

(c)  At June 30, 2012, security was partially or fully on loan.

(d)  Variable rate security. The interest rate shown reflects the rate as of June 30, 2012.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2012 was $584,197, representing 0.06% of net assets. Information concerning such security holdings at June 30, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians Revenue Bonds Series 2004 06/01/12 13.000%	10/04/04	350,000
CMP Susquehanna Corp.	03/26/09	33
Six Flags, Inc. 06/01/14 9.625%	05/07/10	—
Windsor Quality Food Co., Ltd. Tranche B Term Loan 02/16/17 5.000%	02/14/11	378,972

(g)  Negligible market value.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2012, the value of these securities amounted to $33, which represents less than 0.01% of net assets.

(i)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(k)  At June 30, 2012, investments in securities included securities valued at $1,394,401 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2012, the value of these securities amounted to $210,000, which represents 0.02% of net assets.

(m)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At June 30, 2012, the value of these securities amounted to $210,000 or 0.02% of net assets.

(n)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of June 30, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(o)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(p)  Non-income producing.

(q)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(r)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	37,296,441	205,709,976	(163,658,608)	—	79,347,809	42,534	79,347,809

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

(s)  The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Security Description	Value ($)
Citibank NA (0.200%)
Fannie Mae REMICS	2,402,583
Fannie Mae-Aces	164,775
Freddie Mac REMICS	1,987,696
Government National Mortgage Association	544,946
Total market value of collateral securities	5,100,000
Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	2,274,693
Fannie Mae-Aces	177,408
Freddie Mac REMICS	1,525,246
Government National Mortgage Association	1,122,653
Total market value of collateral securities	5,100,000
Security Description	Value ($)
Citigroup Global Markets, Inc. (0.210%)
Fannie Mae REMICS	2,274,693
Fannie Mae-Aces	177,408
Freddie Mac REMICS	1,525,246
Government National Mortgage Association	1,122,653
Total market value of collateral securities	5,100,000
Security Description	Value ($)
Deutsche Bank AG (0.160%)
Fannie Mae REMICS	3,199,421
Freddie Mac Gold Pool	1,422,370
Freddie Mac REMICS	5,578,209
Total market value of collateral securities	10,200,000
Security Description	Value ($)
Nomura Securities (0.240%)
Fannie Mae Pool	3,462,835
Freddie Mac Gold Pool	1,637,165
Total market value of collateral securities	5,100,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Portfolio of Investments (continued)

Security Description	Value ($)
Pershing LLC (0.270%)
Fannie Mae Pool	335,320
Fannie Mae REMICS	607,017
Fannie Mae-Aces	39,531
Freddie Mac Reference REMIC	12,208
Freddie Mac REMICS	1,483,475
Government National Mortgage Association	1,602,449
Total market value of collateral securities	4,080,000
Security Description	Value ($)
Societe Generale (0.190%)
Fannie Mae Pool	4,912,798
Freddie Mac Gold Pool	3,126,146
Total market value of collateral securities	8,038,944

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

FGIC  Financial Guaranty Insurance Company

NPFGC  National Public Finance Guarantee Corporation

PIK  Payment-in-Kind

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

COP  Colombian Peso

EUR  Euro

GBP  British Pound

IDR  Indonesian Rupiah

JPY  Japanese Yen

MXN  Mexican Peso

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peru Nuevos Soles

PHP  Philippine Peso

PLN  Polish Zloty

RUB  Russian Rouble

SEK  Swedish Krona

USD  US Dollar

UYU  Uruguay Pesos

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	490,909,868	—	490,909,868
Residential Mortgage-Backed Securities — Agency	—	105,338,140	—	105,338,140
Residential Mortgage-Backed Securities — Non-Agency	—	15,448,361	5,685,126	21,133,487
Commercial Mortgage-Backed Securities — Non-Agency	—	33,608,354	—	33,608,354
Asset-Backed Securities — Non-Agency	—	188,177	—	188,177
Inflation-Indexed Bonds	—	20,190,635	—	20,190,635
U.S. Treasury Obligations	48,819,705	—	—	48,819,705
Foreign Government Obligations	—	233,145,096	—	233,145,096
Municipal Bonds	—	210,000	—	210,000
Total Bonds	48,819,705	899,038,631	5,685,126	953,543,462
Senior Loans
Aerospace & Defense	—	—	94,050	94,050
Chemicals	—	1,819,413	319,822	2,139,235
Diversified Manufacturing	—	1,635,118	249,375	1,884,493
Electric	—	1,765,261	99,500	1,864,761
Food and Beverage	—	2,324,289	95,535	2,419,824
Media Non-Cable	—	4,071,863	777,585	4,849,448
Technology	—	2,325,426	222,383	2,547,809
All other industries	—	23,977,278	—	23,977,278
Total Senior Loans	—	37,918,648	1,858,250	39,776,898
Equity Securities
Common Stocks
Financials	—	—	—	—
Warrants
Energy	—	38,934	—	38,934
Information Technology	—	—	33	33
Total Equity Securities	—	38,934	33	38,967

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Other
Options Purchased Puts	153,750	—	—	153,750
Money Market Funds	79,347,809	—	—	79,347,809
Investments of Cash Collateral Received for Securities on Loan	—	43,381,318	—	43,381,318
Total Other	79,501,559	43,381,318	—	122,882,877
Investments in Securities	128,321,264	980,377,531	7,543,409	1,116,242,204
Derivatives
Assets
Futures Contracts	88,520	—	—	88,520
Forward Foreign Currency Exchange Contracts	—	565,949	—	565,949
Liabilities
Futures Contracts	(480,170)	—	—	(480,170)
Forward Foreign Currency Exchange Contracts	—	(417,001)	—	(417,001)
Swap Contracts	—	(6,298)	—	(6,298)
Total	127,929,614	980,520,181	7,543,409	1,115,993,204

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Residential Mortgage Backed Securities and Senior Loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain warrants classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respected company, market multiplies derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency contracts and swap contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Senior Loans ($)	Warrants ($)	Total ($)
Balance as of December 31, 2011	352,024	6,145,020	3,260,269	33	9,757,346
Accrued discounts/premiums	898	—	9,748	—	10,646
Realized gain (loss)	(426)	3,503	30,998	—	34,075
Change in unrealized appreciation (depreciation)(a)	(14,218)	(994)	40,032	—	24,820
Sales	(515,328)	(1,619,223)	(2,616,011)	—	(4,750,562)
Purchases	177,050	5,000,000	1,449,562	—	6,626,612
Transfers into Level 3	—	—	240,203	—	240,203
Transfers out of Level 3	—	(3,843,180)	(556,551)	—	(4,399,731)
Balance as of June 30, 2012	—	5,685,126	1,858,250	33	7,543,409

(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2012 was $12,129, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $(9) and Senior Loans of $12,138.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market inputs. As a result, as of period end, management determined to fair value the security under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value*
Unaffiliated issuers (identified cost $947,998,457)	$993,513,077
Affiliated issuers (identified cost $79,347,809)	79,347,809
Investment of cash collateral received for securities on loan
Short-term securities (identified cost $1,500,000)	1,500,000
Repurchase agreements (identified cost $41,881,318)	41,881,318
Total investments (identified cost $1,070,727,584)	1,116,242,204
Cash	289,947
Foreign currency (identified cost $2,107,303)	2,139,626
Unrealized appreciation on forward foreign currency exchange contracts	565,949
Receivable for:
Investments sold	51,429,117
Capital shares sold	199,494
Dividends	9,912
Interest	13,414,931
Reclaims	136,881
Variation margin on futures contracts	273,888
Trustees' deferred compensation plan	29,231
Total assets	1,184,731,180
Liabilities
Due upon return of securities on loan	43,381,318
Unrealized depreciation on forward foreign currency exchange contracts	417,001
Unrealized depreciation on swap contracts	6,298
Payable for:
Investments purchased	47,854,614
Investments purchased on a delayed delivery basis	68,264,447
Capital shares purchased	2,187,323
Investment management fees	430,614
Distribution and service fees	6,652
Foreign capital gains taxes deferred	73,686
Transfer agent fees	49,013
Administration fees	54,958
Compensation of board members	8,626
Chief compliance officer expenses	303
Other expenses	89,198
Trustees' deferred compensation plan	29,231
Total liabilities	162,853,282
Net assets applicable to outstanding capital stock	$1,021,877,898

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Represented by
Paid-in capital	$908,668,320
Undistributed net investment income	63,594,753
Accumulated net realized gain	4,441,989
Unrealized appreciation (depreciation) on:
Investments	45,514,620
Foreign currency translations	(19,098)
Futures contracts	(391,650)
Forward foreign currency exchange contracts	148,948
Swap contracts	(6,298)
Foreign capital gains tax	(73,686)
Total — representing net assets applicable to outstanding capital stock	$1,021,877,898
*Value of securities on loan	$43,563,246
Class 1
Net assets	$987,597,317
Shares outstanding	107,435,928
Net asset value per share	$9.19
Class 2
Net assets	$34,280,581
Shares outstanding	3,754,011
Net asset value per share	$9.13

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Statement of Operations

Six Months Ended June 30, 2012 (Unaudited)

Net investment income
Income:
Interest	$29,845,276
Dividends from affiliates	42,534
Income from securities lending — net	89,408
Foreign taxes withheld	(78,302)
Total income	29,898,916
Expenses:
Investment management fees	2,872,367
Distribution fees
Class 2	40,162
Transfer agent fees
Class 1	264,631
Class 2	9,639
Administration fees	364,704
Compensation of board members	22,908
Custodian fees	33,623
Printing and postage fees	7,068
Professional fees	46,872
Chief compliance officer expenses	445
Other	39,079
Total expenses	3,701,498
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(314,453)
Total net expenses	3,387,045
Net investment income	26,511,871
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	15,817,304
Foreign currency translations	(274,555)
Forward foreign currency exchange contracts	782,435
Futures contracts	(2,708,308)
Options contracts written	126,591
Swap contracts	(2,973)
Net realized gain	13,740,494
Net change in unrealized appreciation (depreciation) on:
Investments	14,810,066
Foreign currency translations	134,687
Forward foreign currency exchange contracts	47,159
Futures contracts	(33,687)
Swap contracts	(1,574)
Foreign capital gains tax	21,756
Net change in unrealized appreciation	14,978,407
Net realized and unrealized gain	28,718,901
Net increase in net assets resulting from operations	$55,230,772

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations
Net investment income	$26,511,871	$38,364,548
Net realized gain	13,740,494	4,516,482
Net change in unrealized appreciation (depreciation)	14,978,407	(16,434,361)
Net increase in net assets resulting from operations	55,230,772	26,446,669
Distributions to shareholders from
Net investment income
Class 1	—	(2,779,236)
Class 2	—	(1,940,793)
Total distributions to shareholders	—	(4,720,029)
Increase (decrease) in net assets from share transactions	(108,796,878)	988,368,575
Total increase (decrease) in net assets	(53,566,106)	1,010,095,215
Net assets at beginning of period	1,075,444,004	65,348,789
Net assets at end of period	$1,021,877,898	$1,075,444,004
Undistributed net investment income	$63,594,753	$37,082,882

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	3,188,777	28,910,280	5,867,775	50,493,729
Fund merger	—	—	116,606,245	995,714,495
Distributions reinvested	—	—	326,585	2,779,236
Redemptions	(15,355,935)	(139,527,108)	(7,455,447)	(63,894,044)
Net increase (decrease)	(12,167,158)	(110,616,828)	115,345,158	985,093,416
Class 2 shares
Subscriptions	670,492	6,045,793	611,156	5,234,018
Fund merger	—	—	369,809	3,147,028
Distributions reinvested	—	—	228,867	1,940,793
Redemptions	(470,063)	(4,225,843)	(814,148)	(7,046,680)
Net increase	200,429	1,819,950	395,684	3,275,159
Total net increase (decrease)	(11,966,729)	(108,796,878)	115,740,842	988,368,575

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Fund are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 1	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$8.73		$8.83		$8.60		$8.01		$9.47		$9.70
Income from investment operations:
Net investment income	0.22		0.45		0.47		0.51		0.53		0.55
Net realized and unrealized gain (loss)	0.24		0.13	(a)	0.40		1.04		(1.21)		0.01
Total from investment operations	0.46		0.58		0.87		1.55		(0.68)		0.56
Less distributions to shareholders:
Net investment income	—		(0.68)		(0.64)		(0.96)		(0.78)		(0.79)
Total distributions to shareholders	—		(0.68)		(0.64)		(0.96)		(0.78)		(0.79)
Net asset value, end of period	$9.19		$8.73		$8.83		$8.60		$8.01		$9.47
Total return	5.27%		6.80%		10.43%		20.40%		(7.81%)		6.07%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.67	%(c)	0.68%		0.98%		0.90%		0.84%		0.82%
Net expenses after fees waived or expenses reimbursed(d)	0.61	%(c)	0.58	%(e)	0.65	%(e)	0.65	%(e)	0.84	%(e)	0.82	%(e)
Net investment income	4.87	%(c)	5.22	%(e)	5.34	%(e)	6.11	%(e)	5.89	%(e)	5.69	%(e)
Supplemental data
Net assets, end of period (in thousands)	$987,597		$1,044,575		$37,602		$39,774		$37,407		$54,416
Portfolio turnover	56	%(f)	95	%(f)	78%		50	%(g)	28	%(g)	44	%(g)

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended June 30, 2012 and 82% for the year ended December 31, 2011.

(g)  Excludes mortgage dollar rolls.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Financial Highlights (continued)

	Six Months Ended June 30, 2012		Year Ended December 31,
Class 2	(Unaudited)		2011		2010		2009		2008		2007
Per share data
Net asset value, beginning of period	$8.69		$8.79		$8.56		$7.98		$9.43		$9.67
Income from investment operations:
Net investment income	0.21		0.43		0.44		0.49		0.51		0.53
Net realized and unrealized gain (loss)	0.23		0.13	(a)	0.41		1.03		(1.19)		—
Total from investment operations	0.44		0.56		0.85		1.52		(0.68)		0.53
Less distributions to shareholders:
Net investment income	—		(0.66)		(0.62)		(0.94)		(0.77)		(0.77)
Total distributions to shareholders	—		(0.66)		(0.62)		(0.94)		(0.77)		(0.77)
Net asset value, end of period	$9.13		$8.69		$8.79		$8.56		$7.98		$9.43
Total return	5.06%		6.56%		10.21%		20.14%		(7.92%)		5.75%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	0.93	%(c)	1.08%		1.23%		1.15%		1.09%		1.07%
Net expenses after fees waived or expenses reimbursed(d)	0.87	%(c)	0.91	%(e)	0.90	%(e)	0.90	%(e)	1.00	%(e)	1.00	%(e)
Net investment income	4.62	%(c)	5.01	%(e)	5.09	%(e)	5.87	%(e)	5.73	%(e)	5.50	%(e)
Supplemental data
Net assets, end of period (in thousands)	$34,281		$30,869		$27,747		$30,755		$33,737		$52,012
Portfolio turnover	56	%(f)	95	%(f)	78%		50	%(g)	28	%(g)	44	%(g)

Notes to Financial Highlights

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 43% for the six months ended June 30, 2012 and 82% for the year ended December 31, 2011.

(g)  Excludes mortgage dollar rolls.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Strategic Income Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Contracts and premiums associated with options contracts written for the six months ended June 30, 2012 are as follows:

	Calls
	Contracts	Premiums ($)
Balance at December 31, 2011	—	—
Opened	380	126,591
Expired	(380)	(126,591)
Balance at June 30, 2012	—	—

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	565,949
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	88,520*
Total		654,469

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized depreciation on swap contracts	6,298
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	417,001
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	480,170*
Total		903,469

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	—	(2,973)	(2,973)
Foreign exchange contracts	782,435	—	—	—	782,435
Interest rate contracts	—	(2,708,308)	24,706	—	(2,683,602)
Total	782,435	(2,708,308)	24,706	(2,973)	(1,904,140)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	—	(1,574)	(1,574)
Foreign exchange contracts	47,159	—	—	—	47,159
Interest rate contracts	—	(33,687)	(165,109)	—	(198,796)
Total	47,159	(33,687)	(165,109)	(1,574)	(153,211)

The following table is a summary of the volume of derivative instruments for the six months ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	129
Futures Contracts	3,866
Options Contracts	2,635
Derivative Instrument	Aggregate Notional Opened ($)
Credit Default Swap Contracts — Buy Protection	—

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies within its Portfolio of Investments cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. This treatment may exaggerate the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the securities becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instruments which the Fund is required to repurchase may be worth less than instruments which the Fund originally held. Successful use of mortgage dollar rolls may depend upon the Investment Manager's ability to predict interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Statement of Operations.

Loan Participations and Commitments

The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participation (Selling Participant), but not the borrower. However, the Fund assumes the credit risk of the borrower, Selling Participant and any other persons interpositioned between the Fund and the borrower. The Fund may not directly benefit from the collateral supporting the senior loan which it has purchased from the Selling Participant.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis, if any.

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities
In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.530% to 0.353% as the Fund's net assets increase. The annualized effective management fee rate for the six months ended June 30, 2012 was 0.53% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2012 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket fees.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective May 1, 2012, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.71%
Class 2	0.96

Prior to May 1, 2012, the Investment Manager and its affiliates contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and/or overdraft charges from the Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	0.58%
Class 2	0.83

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $1,070,728,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$54,389,000
Unrealized depreciation	(8,875,000)
Net unrealized appreciation	$45,514,000

The following capital loss carryforward, determined as of December 31, 2011 may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	1,918,681
2017	6,611,145
Total	8,529,826

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $591,370,766 and $655,533,977, respectively, for the six months ended June 30, 2012, of which $377,725,595 and $348,130,757, respectively, were U.S. government securities.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2012 is disclosed in the Statement of Operations. The Fund continues to earn and accrue interest and dividends on the securities loaned.

At June 30, 2012, securities valued at $43,563,246 were on loan, secured by U.S. government and agency securities valued at $804,479 and by cash collateral of $43,381,318 (which does not reflect calls for collateral made to borrowers by JPMorgan at period end) that is partially or fully invested in short-term securities or other cash equivalents.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 89.1% of the outstanding shares of the Fund. Subscription and

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the six months ended June 30, 2012.

Note 10. Fund Merger

At the close of business on April 29, 2011, the Fund acquired the assets and assumed the identified liabilities of RiverSource Variable Portfolio — Strategic Income Fund, a series of Columbia Funds Variable Series Trust II. The reorganization was completed after shareholders approved the plan on February 15, 2011. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.

The aggregate net assets of the Fund immediately before the acquisition were $64,473,972 and the combined net assets immediately after the acquisition were $1,063,335,495.

The merger was accomplished by a tax-free exchange of 96,054,561 shares of RiverSource Variable Portfolio — Strategic Income Fund valued at $998,861,523 (including $42,951,869 of unrealized appreciation).

In exchange for RiverSource Variable Portfolio — Strategic Income Fund shares, the Fund issued the following number of shares:

Shares
Class 1	116,606,245
Class 2	369,809

For financial reporting purposes, net assets received and shares issued by Columbia Variable Portfolio — Strategic Income Fund were recorded at fair value; however, RiverSource Variable Portfolio — Strategic Income Fund's cost of investments was carried forward.

The financial statements reflect the operations of the Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of RiverSource Variable Portfolio — Strategic Income Fund that have been included in the combined Fund's Statement of Operations since the merger was completed.

Assuming the merger had been completed on January 1, 2011, the Fund's pro-forma net investment income, net gain on investments, net change in unrealized appreciation and net increase in net assets from operations for the year ended December 31, 2011 would have been approximately $54.4 million, $12.3 million, $(1.3) million and $65.4 million, respectively.

Note 11. Significant Risks

High Yield Securities Risk

Investing in high-yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 12. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 13. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Board Consideration and Approval of
Advisory Agreement

At meetings held on March 7, 2012 and June 6, 2012, respectively, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Variable Portfolio-Strategic Income Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve each continuation of the Advisory Agreement.

In connection with their deliberations regarding each continuation of the Advisory Agreement, the Committee and the Board requested and evaluated materials from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 6, 2012, April 25, 2012 and June 5, 2012, and at the Board meetings held on March 7, 2012 and June 6, 2012. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations.

On March 6, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund. The Committee and the Board met in June 2012 to consider the continuation of the Advisory Agreement for the one-year period ending June 30, 2013, so as to permit the annual consideration of the Advisory Agreement to be conducted each June. On June 5, 2012, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 6, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of the Fund's benchmarks and the performance of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by an independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The terms and conditions of the Advisory Agreement, including that the advisory fee rates payable by the Fund would not change;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

•  Information regarding the management fees and investment performance of any comparable portfolios of other clients of the Investment Manager, including institutional separate accounts; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services to be Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, the quality of the Investment Manager's investment research capabilities and trade execution services, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Advisory Agreement supported the continuation of such agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of an independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. In the case of each Fund whose performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors varied from fund to fund, but included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2011, the Fund's performance was in the thirty-sixth, sixty-third and thirty-second percentiles (where the best performance would be in the first percentile) of its category selected by an independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions regarding the Advisory Agreement, that the performance of

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

the Fund and the Investment Manager was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Advisory Agreement as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board noted that the Fund's actual management fee and total net expense ratio are ranked in the first and second quintiles, respectively, against the Fund's expense universe as determined by an independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also considered the fact that the advisory fee rates payable by the Fund to the Investment Manager under the Advisory Agreement were the same as those currently paid by the Fund to the Investment Manager.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the continuation of the Advisory Agreement.

Costs of Services to be Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to any institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager regarding its financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Board Consideration and Approval of
Advisory Agreement (continued)

In considering these issues, the Committee and the Board also considered the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

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Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012

Columbia Variable Portfolio — Strategic Income Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1525 C (08/12)

Semiannual Report

June 30, 2012

Variable Portfolio — AQR Managed
Futures Strategy Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Variable Portfolio — AQR Managed Futures Strategy Fund

Portfolio Overview	2

Understanding Your Fund's Expenses	3

Consolidated Portfolio of Investments	4

Consolidated Statement of Assets and Liabilities	12

Consolidated Statement of Operations	14

Consolidated Statement of Changes in Net Assets	15

Consolidated Financial Highlights	17

Notes to Consolidated Financial Statements	19

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	26

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Variable Portfolio — AQR Managed Futures Strategy Fund

Portfolio Overview

Market Exposure Through Derivatives Investements (%) (at June 30, 2012)(1)
Fixed Income Derivative Contracts	102.2
Commodities Derivative Contracts	-7.0
Equity Derivative Contracts	-5.0
Forward Foreign Currency Exchange Contracts	9.8
Total Notional Market Value of Derivative Contracts	100.0

(1) The Fund has market exposure to fixed income, equity and commodities asset classes through its investments in futures and swap contracts, and market exposure to foreign currencies through its investments in forward foreign currency exchange contracts. Futures and swap contracts and forward foreign currency exchange contracts are derivative instruments. The Fund may have long or short market exposures. Reflects notional market value of futures and swap contracts and forward foreign currency exchange contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each futures and swap contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding futures , foreign currency exchange contracts and swap contracts is $1,165,581,309. See Futures, Forward Foreign Currency Exchange Contracts and Total Return Swap Contracts Outstanding at June 30, 2012 on pages 5, 8 and 9 respectively. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements. At period end, the Fund held investments in an affiliated money market fund (amounting to $149.1 million) and U.S. Government obligations (amounting to $83.0 million), which have been segregated to cover obligations relating to the Fund's investment in derivatives. For further information on these holdings, see the Portfolio Holdings table below and the Portfolio of Investments.

Portfolio Holdings (%) (at June 30, 2012)(1)
Money Market Funds	72.5
Treasury Bills	24.1
Other Assets and Liabilities	3.4
Total Net Assets	100.0

(1) Percentage based upon net assets. At period end, the Fund held investments in money market funds (including an affiliated fund) and U.S. Government obligations, which have been segregated to cover obligations relating to the Fund's investment in open derivatives contracts. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Portfolio Management

Clifford S. Asness, Ph.D.

John M. Liew, Ph.D.

Brian K. Hurst

Yao Hua Ooi

Semiannual Report 2012
2

Variable Portfolio — AQR Managed Futures Strategy Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,010.00	*	1,019.44	1.80	*	5.47	1.09	*
Class 2	1,000.00	1,000.00	1,010.00	*	1,018.20	2.21	*	6.72	1.34	*

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

* For the period April 30, 2012 (commencement of operations) through June 30, 2012.

Semiannual Report 2012
3

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Money Market Funds 72.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(a)(b)	149,111,495	149,111,495
JPMorgan Prime Money Market Fund, 0.010%(a)	50,100,000	50,100,000
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000%(a)	50,100,000	50,100,000
Total Money Market Funds (Cost: $249,311,495)		249,311,495

Treasury Bills 24.1%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Bills	0.040%	83,000,000	83,000,000
Total Treasury Bills (Cost: $83,000,000)			83,000,000
Total Investments (Cost: $332,311,495)			332,311,495
Other Assets & Liabilities, Net			11,697,258
Net Assets			344,008,753

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
4

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Investments in Derivatives

At June 30, 2012, $17,969,991 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
3-Month Euro CHF	91	23,980,799	March 2013	33,638
3-Month Euro Euribor	205	64,539,036	December 2012	38,017
3-Month Euro Euribor	178	56,035,957	March 2013	(234,140)
3-Month Euro Euribor	167	52,559,852	June 2013	32,212
3-Month Euro Euribor	164	51,594,909	September 2013	(14,491)
3-Month Euro Euribor	156	49,043,536	December 2013	49,729
3-Month Euro Euribor	151	47,442,964	March 2014	45,578
3-Month Euro Euribor	147	46,151,316	June 2014	41,975
3-Month Euro CHF	46	12,118,527	December 2012	(31,589)
90-Day Eurodollar	83	20,645,213	December 2012	3,509
90-Day Eurodollar	46	11,439,625	March 2013	(16,720)
90-Day Eurodollar	56	13,923,000	June 2013	23,527
90-Day Eurodollar	92	22,868,900	September 2013	18,927
90-Day Eurodollar	153	38,020,500	December 2013	(545)
90-Day Eurodollar	213	52,914,525	March 2014	557
90-Day Eurodollar	224	55,622,000	June 2014	247
90-Day Sterling	108	20,986,581	December 2012	(236,005)
90-Day Sterling	136	26,435,534	March 2013	28,470
90-Day Sterling	189	36,741,317	June 2013	94,686
90-Day Sterling	236	45,873,427	September 2013	48,542
90-Day Sterling	240	46,632,149	December 2013	89,253
90-Day Sterling	232	45,059,576	March 2014	10,035
90-Day Sterling	221	42,901,499	June 2014	47,899
Amsterdam Index	(58)	(4,510,366)	July 2012	15,300
Australian Bond, 3-year	93	9,291,053	September 2012	14,102
Australian Bond, 10-year	24	2,381,970	September 2012	9,966
Canadian Bank Acceptance	37	8,978,342	December 2012	(149)
Canadian Bank Acceptance	60	14,556,527	March 2013	(3,989)
Brent Crude	(57)	(5,574,600)	July 2012	(7,748)
CAC40 10 Euro	(137)	(5,534,079)	July 2012	(107,720)
Canadian Bond, 10-year	86	11,695,020	September 2012	(255,471)
Cocoa	(164)	(3,757,240)	September 2012	(267,569)
Coffee 'C'	(45)	(2,880,563)	September 2012	89,412
Corn	(54)	(1,696,950)	September 2012	56,125
Cotton No.2	(106)	(3,780,490)	December 2012	93,844
Crude Oil Financial	(72)	(6,117,120)	July 2012	(134,260)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Futures Contracts Outstanding at June 30, 2012 (continued)

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
DAX Index	(35)	(7,099,530)	September 2012	21,586
DJIA Mini E-CBOT	5	320,200	September 2012	(114,333)
Euro-Buxl Bond, 30-year	15	2,485,567	September 2012	(142,311)
Euro-Bobl	8	1,274,510	September 2012	(7,855)
Euro-Bund	36	6,419,118	September 2012	(162,442)
Euro-SCHATZ	78	10,906,844	September 2012	1,133
FTSE 100 Index	(39)	(3,373,442)	September 2012	(69,144)
FTSE/JSE Top 40	99	3,578,070	September 2012	(115,370)
FTSE/MIB Index	(37)	(3,346,942)	September 2012	(300,048)
Globex Heat Oil	(62)	(7,056,580)	July 2012	(212,860)
Globex RBOB Gasoline	(34)	(3,758,210)	July 2012	(95,983)
Gold 100 oz.	(23)	(3,689,660)	August 2012	1,531
Hang Seng	(36)	(4,512,558)	July 2002	(45,544)
H-Shares Index	(73)	(4,487,017)	July 2012	(242,139)
IBEX 35 Index	(39)	(3,447,854)	July 2012	(108,260)
ICE Euro Gasoline	(56)	(4,751,600)	July 2012	36,225
Japan Bond, 10-year	30	53,927,567	September 2012	(109,836)
KOSPI 200 Index	(46)	(4,933,951)	September 2012	(276,047)
Lean Hogs	(116)	(4,483,400)	July 2012	74,921
LME Copper	(33)	(6,343,838)	September 2012	(3,939)
LME Nickel	(39)	(3,914,586)	September 2012	(6,473)
LME Aluminum	(72)	(3,437,100)	September 2012	72,123
LME Zinc	(121)	(5,685,488)	September 2012	93,196
Long Gilt	49	9,140,669	September 2012	(58,194)
MSCI Singapore Index	(53)	(2,778,970)	July 2012	(63,620)
MSCI Taiwan Index	(222)	(5,625,480)	July 2012	(185,359)
NASDAQ 100 E-Mini	9	469,755	September 2012	(32,551)
NASDAQ 100 E-Mini	(3)	(156,585)	September 2012	219
Natural Gas Swap	(129)	(910,740)	July 2012	(169,858)
Russell 2000 E-mini	(34)	(2,704,360)	September 2012	(136,488)
S&P Mid Cap 400 E-mini	(44)	(4,133,800)	September 2012	(21,751)
S&P/Toronto Stock Exchange 60 Index	(54)	(7,016,128)	September 2012	(146,602)
S&P500 E-mini	1	67,820	September 2012	(17,412)
S&P500 E-mini	(13)	(881,660)	September 2012	(12,289)
SGX S&P CNX Nifty	(340)	(3,600,260)	July 2012	(238,736)
Silver	(18)	(2,485,080)	September 2012	(39,218)
Soybean	54	3,854,925	November 2012	134,985
Soybean Meal	114	4,709,340	December 2012	276,115
Soybean Oil	(9)	(286,632)	December 2012	54,940

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Futures Contracts Outstanding at June 30, 2012 (continued)

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation (Depreciation) ($)
SPI 200	(62)	(6,436,123)	September 2012	31,163
Sugar #11 (World)	(218)	(5,129,802)	September 2012	(193,566)
TOPIX Index	(48)	(4,617,752)	September 2012	(363,646)
U.S. Treasury Long Bond	38	5,622,813	September 2012	8,612
U.S. Treasury Note, 2-year	27	5,945,063	October 2012	(2,835)
U.S. Treasury Note, 5-year	294	36,446,813	October 2012	(127,163)
U.S. Treasury Note, 10-year	124	16,538,500	September 2012	36,895
Wheat	(20)	(757,250)	September 2012	(80,247)
		936,447,440		(3,483,321)

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	September 19, 2012	23,657,000 (AUD)	23,642,253 (USD)	396,129	—
Royal Bank of Scotland	September 19, 2012	3,835,000 (CAD)	3,734,859 (USD)	25,277	—
Royal Bank of Scotland	September 19, 2012	1,240,000,000 (COP)	687,493 (USD)	—	(920)
Royal Bank of Scotland	September 19, 2012	18,480,000 (EUR)	23,194,819 (USD)	209,609	—
Royal Bank of Scotland	September 19, 2012	16,990,000 (GBP)	26,425,250 (USD)	178,016	—
Royal Bank of Scotland	September 19, 2012	7,192,849,000 (JPY)	90,998,947 (USD)	—	(916,016)
Royal Bank of Scotland	September 19, 2012	880,000,000 (KRW)	759,488 (USD)	4,852	—
Royal Bank of Scotland	September 19, 2012	16,900,000 (MXN)	1,177,352 (USD)	79,847	—
Royal Bank of Scotland	September 19, 2012	104,420,000 (NOK)	17,460,522 (USD)	41,498	—
Royal Bank of Scotland	September 19, 2012	26,722,000 (NZD)	20,797,897 (USD)	477,199	—
Royal Bank of Scotland	September 19, 2012	149,000,000 (PHP)	3,511,464 (USD)	4,553	—
Royal Bank of Scotland	September 19, 2012	203,073,000 (SEK)	28,586,439 (USD)	685,883	—
Royal Bank of Scotland	September 19, 2012	2,760,000 (SGD)	2,164,840 (USD)	14,168	—
Royal Bank of Scotland	September 19, 2012	10,130,000 (TRY)	5,473,624 (USD)	34,950	—
Royal Bank of Scotland	September 19, 2012	13,854,113 (USD)	14,185,000 (AUD)	—	(557,502)
Royal Bank of Scotland	September 19, 2012	3,751,721 (USD)	7,790,000 (BRL)	—	(71,211)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2012 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	September 19, 2012	13,435,218 (USD)	13,807,000 (CAD)	—	(102,252)
Royal Bank of Scotland	September 19, 2012	3,561,890 (USD)	72,400,000 (CZK)	—	(27,750)
Royal Bank of Scotland	September 19, 2012	164,775,607 (USD)	131,223,000 (EUR)	—	(1,414,566)
Royal Bank of Scotland	September 19, 2012	13,224,351 (USD)	8,567,000 (GBP)	—	(190,021)
Royal Bank of Scotland	September 19, 2012	522,999 (USD)	128,000,000 (HUF)	—	(37,567)
Royal Bank of Scotland	September 19, 2012	1,421,108 (USD)	13,600,000,000 (IDR)	—	(11,503)
Royal Bank of Scotland	September 19, 2012	4,325,377 (USD)	16,840,000 (ILS)	31,101	—
Royal Bank of Scotland	September 19, 2012	25,530,552 (USD)	2,038,084,000 (JPY)	5,991	—
Royal Bank of Scotland	September 19, 2012	6,319,522 (USD)	7,460,000,000 (KRW)	—	(159,838)
Royal Bank of Scotland	September 19, 2012	5,074,469 (USD)	71,700,000 (MXN)	—	(259,331)
Royal Bank of Scotland	September 19, 2012	4,403,565 (USD)	14,090,000 (MYR)	—	(12,277)
Royal Bank of Scotland	September 19, 2012	12,189,768 (USD)	74,106,000 (NOK)	—	(231,985)
Royal Bank of Scotland	September 19, 2012	15,707,663 (USD)	20,765,000 (NZD)	—	(824,684)
Royal Bank of Scotland	September 19, 2012	151,909 (USD)	6,600,000 (PHP)	—	(3,825)
Royal Bank of Scotland	September 19, 2012	3,429,686 (USD)	11,960,000 (PLN)	—	(126,058)
Royal Bank of Scotland	September 19, 2012	2,197,988 (USD)	73,300,000 (RUB)	—	(33,308)
Royal Bank of Scotland	September 19, 2012	25,627,312 (USD)	184,080,000 (SEK)	—	(907,207)
Royal Bank of Scotland	September 19, 2012	13,352,415 (USD)	17,060,000 (SGD)	—	(116,502)
Royal Bank of Scotland	September 19, 2012	15,153,553 (USD)	452,700,000 (TWD)	—	(6,560)
Royal Bank of Scotland	September 19, 2012	5,365,090 (USD)	45,600,000 (ZAR)	—	(147,857)
Royal Bank of Scotland	September 20, 2012	36,000,000 (INR)	637,878 (USD)	—	(3,432)
Royal Bank of Scotland	September 20, 2012	556,088 (USD)	285,000,000 (CLP)	—	(6,782)
Royal Bank of Scotland	September 20, 2012	9,131,889 (USD)	520,000,000 (INR)	—	(32,334)
Total				2,189,073	(6,201,288)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Total Return Swap Contracts Outstanding at June 30, 2012

Counterparty	Reference Instrument	Expiration Date	Currency	Notional Value	Unrealized Appreciation (Depreciation) ($)
Barclays	Euro-Bobl Futures	September 2012	EUR	10,514,704	(104,053)
Barclays	Euro-SCHATZ Futures	September 2012	EUR	55,373,208	(131,332)
Barclays	LME Aluminum Futures	September 2012	USD	(3,484,838)	96,725
Barclays	Silver Futures	September 2012	USD	(3,175,380)	(92,000)
Barclays	Soybean Oil Futures	December 2012	USD	(6,719,928)	(488,097)
Barclays	U.S. Treasury Note, 2-year Futures	October 2012	USD	46,899,938	(21,332)
Barclays	U.S. Treasury Note, 5-year Futures	October 2012	USD	5,082,719	5,391
JPMorgan	Swiss Market Index Futures	September 2012	CHF	383,017	(11,918)
Total					(746,616)

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at June 30, 2012.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	396,644,132	(247,552,637)	—	149,111,495	$60,546	149,111,495

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CLP  Chilean Peso

COP  Colombian Peso

CZK  Czech Koruna

EUR  Euro

GBP  British Pound

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS    Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  Korean Won

MXN  Mexican Peso

MYR  Malaysia Ringgits

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Polish Zloty

RUB  Russian Rouble

SEK  Swedish Krona

SGD  Singapore Dollar

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Short-Term Securities
Treasury Bills	83,000,000	—	—	83,000,000
Total Short-Term Securities	83,000,000	—	—	83,000,000
Other
Money Market Funds	249,311,495	—	—	249,311,495
Total Other	249,311,495	—	—	249,311,495
Investments in Securities	332,311,495	—	—	332,311,495
Derivatives
Assets
Futures Contracts	1,729,194	—	—	1,744,169
Forward Foreign Currency Exchange Contracts	—	2,189,073	—	2,189,073
Total Return Swap Contracts		102,116		102,116
Liabilities
Futures Contracts	(5,212,515)	—	—	(5,123,437)
Forward Foreign Currency Exchange Contracts	—	(6,201,288)	—	(6,201,288)
Total Return Swap Contracts		(848,732)		(848,732)
Total	328,828,174	(4,758,831)	—	324,069,343

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $183,200,000)	$183,200,000
Affiliated issuers (identified cost $149,111,495)	149,111,495
Total investments (identified cost $332,311,495)	332,311,495
Cash collateral held at broker	4,300,000
Foreign currency (identified cost $35,993)	48,470
Margin deposits on futures contracts	17,969,991
Unrealized appreciation on forward foreign currency exchange contracts	2,189,073
Unrealized appreciation on swap contracts	102,116
Receivable for:
Investments sold	30,665
Dividends	36,662
Expense reimbursement due from Investment Manager	36,448
Other assets	9,827
Total assets	357,034,747
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	6,201,288
Unrealized depreciation on swap contracts	848,732
Payable for:
Investments purchased	126,525
Variation margin on futures contracts	5,523,242
Investment management fees	264,713
Transfer agent fees	15,571
Administration fees	20,762
Compensation of board members	1,677
Other expenses	23,484
Total liabilities	13,025,994
Net assets applicable to outstanding capital stock	$344,008,753
Represented by
Paid-in capital	$347,064,801
Excess of distributions over net investment income	(394,180)
Accumulated net realized gain	5,567,853
Unrealized appreciation (depreciation) on:
Foreign currency translations	12,431
Futures contracts	(3,483,321)
Forward foreign currency exchange contracts	(4,012,215)
Swap contracts	(746,616)
Total — representing net assets applicable to outstanding capital stock	$344,008,753

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$344,006,229
Shares outstanding	34,063,014
Net asset value per share	$10.10
Class 2
Net assets	$2,524
Shares outstanding	250
Net asset value per share	$10.10

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Statement of Operations

Period Ended June 30, 2012 (Unaudited)(a)

Net investment income
Income:
Dividends from affiliates	$60,546
Total income	60,546
Expenses:
Investment management fees	425,627
Distribution fees
Class 2	1
Transfer agent fees
Class 1	25,036
Administration fees	33,383
Compensation of board members	1,865
Custodian fees	16,687
Printing and postage fees	2,149
Professional fees	11,231
Other	4,150
Total expenses	520,129
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(65,402)
Total net expenses	454,727
Net investment loss	(394,181)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Foreign currency translations	3,107
Forward foreign currency exchange contracts	2,041,432
Futures contracts	3,078,092
Swap contracts	445,222
Net realized gain	5,567,853
Net change in unrealized appreciation (depreciation) on:
Foreign currency translations	12,431
Forward foreign currency exchange contracts	(4,012,215)
Futures contracts	(3,483,321)
Swap contracts	(746,616)
Net change in unrealized depreciation	(8,229,721)
Net realized and unrealized loss	(2,661,868)
Net decrease in net assets from operations	$(3,056,049)

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Statement of Changes in Net Assets

Period Ended June 30, 2012(a) (Unaudited)
Operations
Net investment loss	$(394,181)
Net realized gain	5,567,853
Net change in unrealized depreciation	(8,229,721)
Net decrease in net assets resulting from operations	(3,056,049)
Increase (decrease) in net assets from share transactions	347,044,801
Total increase in net assets	343,988,752
Net assets at beginning of period	20,001
Net assets at end of period	$344,008,753
Excess of distributions over net investment income	$(394,180)

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Statement of Changes in Net Assets (continued)

	Period Ended June 30, 2012(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	34,146,031	347,921,619
Redemptions	(84,767)	(876,818)
Net increase	34,061,264	347,044,801
Total net increase	34,061,264	347,044,801

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Period Ended June 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain	0.12	(b)
Total from investment operations	0.10
Net asset value, end of period	$10.10
Total return	1.00%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.25	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.09	%(d)
Net investment loss	(0.94	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$344,006
Portfolio turnover	0%

Notes to Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

(b)  Calculation of the net gain/loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain/loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — AQR Managed Futures Strategy Fund

Consolidated Financial Highlights (continued)

Class 2	Period Ended June 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gain	0.12	(b)
Total from investment operations	0.10
Net asset value, end of period	$10.10
Total return	1.00%
Ratios to average net assets(c)
Expenses prior to fees waived or expenses reimbursed	1.45	%(d)
Net expenses after fees waived or expenses reimbursed(e)	1.34	%(d)
Net investment loss	(1.18	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$3
Portfolio turnover	0%

Notes to Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

(b)  Calculation of the net gain/loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain/loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(d)  Annualized.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Variable Portfolio — AQR Managed Futures Strategy Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund may invest in securities and instruments, including derivatives, indirectly through an off-shore, wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, which is managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), the Fund's investment manager, and subadvised by AQR Capital Management, LLC (AQR), the Fund's subadviser, has substantially the same investment objectives as the Fund.

On April 17, 2012, the Investment Manager invested $20,000 in the Fund (1,750 shares for Class 1 and 250 shares for Class 2), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on April 30, 2012.

These financial statements cover the period from April 30, 2012 (commencement of operations) to June 30, 2012.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

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Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, and to gain exposure to different currency moves.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign

Semiannual Report 2012
20

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage exposure to movements in interest rates, and to manage exposure to the securities market. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Total Return Swaps

The Fund entered into total return swap contracts to [obtain long or short exposure to the total return on a specified reference security, a basket of reference securities or a reference security index during the specified period, in return for periodic payments based on a fixed or variable interest rate]. Total return swap contracts may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

The notional amounts of total return swap contracts are not recorded in the financial statements. Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap contract is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap contract is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative contracts entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives contacts between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement) the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives contracts presented in the financial statements are not netted with the market values of other derivatives contracts or with any collateral amounts posted by the Fund or any counterparty.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2012
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Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Net assets — unrealized appreciation on futures contracts	68,268	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2,189,073
Interest rate contracts	Unrealized appreciation on swap contracts	5,391
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	677,509	*
Commodity contracts	Net assets — unrealized appreciation on futures contracts	983,418	*
Commodity contracts	Unrealized appreciation on swap contracts	96,725
Total		4,020,384
	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity contracts	Unrealized depreciation on swap contracts	11,918
Equity contracts	Net assets — unrealized depreciation on futures contracts	2,597,059	*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	6,201,288
Interest rate contracts	Unrealized depreciation on swap contracts	256,717
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	1,403,736	*
Commodity contracts	Net assets — unrealized depreciation on futures contracts	1,211,721	*
Commodity contracts	Unrealized depreciation on swap contracts	580,097
Total		12,262,536

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations for the period ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity contracts	—	252,839	(164,997)	87,842
Foreign exchange contracts	2,041,432	—	—	2,041,432
Interest rate contracts	—	1,354,352	60,450	1,414,802
Commodity contracts	—	1,470,901	549,769	2,020,670
Total	2,041,432	3,078,092	445,222	5,564,746
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Equity contracts	—	(2,528,791)	(11,918)	(2,540,709)
Foreign exchange contracts	(4,012,215)	—	—	(4,012,215)
Interest rate contracts	—	(809,108)	(251,326)	(1,060,434)
Commodity contracts	—	(145,422)	(483,372)	(628,794)
Total	(4,012,215)	(3,483,321)	(746,616)	(8,242,152)

Semiannual Report 2012
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Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

The following table is a summary of the volume of derivative instruments for the period ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	608
Futures Contracts	18,270
Swap Contracts	39

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Expenses

General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

All dividends and distributions are reinvested in additional shares of the applicable class of the Fund at net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Basis for Consolidation

VPMF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund's investment objective and policies as stated in its prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The Investment Manager is responsible for the Subsidiary's day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. At June 30, 2012, the Subsidiary represented $78,307,864 or 22.8% of the net assets of the Fund.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management fee is an annual fee that is equal to a percentage

Semiannual Report 2012
23

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

of the Fund's average daily net assets that declines from 1.02% to 0.90% as the Fund's net assets increase. The annualized effective management fee rate for the period ended June 30, 2012 was 1.02% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with AQR to subadvise the assets of the Fund. The Investment Manager compensates AQR to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the period ended June 30, 2012 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class 1	1.09%
Class 2	1.34

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 5. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 6. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may

Semiannual Report 2012
24

Variable Portfolio — AQR Managed Futures Strategy Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the period ended June 30, 2012.

Note 7. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 8. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 9. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
25

Variable Portfolio — AQR Managed Futures Strategy Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved, for an initial two-year term, the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") and the Subadvisory Agreement (the "Subadvisory Agreement") with AQR Capital Management, LLC (the "Subadviser") with respect to Variable Portfolio — AQR Managed Futures Strategy Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement and the Subadvisory Agreement (collectively, the "Agreements").

In connection with their deliberations regarding the proposed Agreements, the Committee and the Board requested and evaluated materials from the Investment Manager and the Subadviser regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on October 25, 2011, February 17, 2012 and March 6, 2012 and at the Board meeting held on March 7, 2012. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the Agreements. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the Agreements for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager and the Subadviser believed reasonably necessary to evaluate and to determine whether to approve the Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the Agreements for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and the Subadviser, and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer, to be provided under a separate Administrative Services Agreement;

•  The terms and conditions of the Agreements;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The advisory fees and total expenses of the existing Columbia Funds from which assets are expected to be redeemed in connection with the investment of seed capital in the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by an independent third-party data provider to be in the same peer group or universe of funds.

Semiannual Report 2012
26

Variable Portfolio — AQR Managed Futures Strategy Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement (continued)

Nature, Extent and Quality of Services to be Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and the Subadviser and their affiliates under the Agreements and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Subadviser and their affiliates. The Committee and the Board considered, among other things, the Investment Manager's and the Subadviser's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, trade execution services and the quality of the Investment Manager's and the Subadviser's investment research capabilities, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board considered the scope of services to be provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Agreements supported the approval of the Agreements.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Agreements as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Agreements, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements that the Investment Manager would observe during the Fund's first two years, and the advisory fees and total expense ratios of comparable funds identified by an independent third-party data provider for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Agreements.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and continuation of the Agreements. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager and the Subadviser regarding their financial condition. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

Semiannual Report 2012
27

Variable Portfolio — AQR Managed Futures Strategy Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement (continued)

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Agreements.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a peer group and a universe of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and continuation of the Agreements, the investment performance of the Fund in relation to the annualized return for various time periods of a benchmark and a group of comparable funds, as determined by an independent third party data provider.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated performance of the Fund supported approval of the Agreements.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager and the Subadviser of services to the Fund, to groups of related funds, and to the Investment Manager's and the Subadviser's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager and/or the Subadviser in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the breakpoints in the Advisory Agreement did not occur at the same levels as the breakpoints in the Subadvisory Agreement, and considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under such new subadvisory agreements. The Committee and the Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of the Subadvisory Agreement in this context, and the effect that capacity constraints on the Subadviser's ability to manage assets might have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers might need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadviser.

In considering these issues, the Committee and the Board also considered the costs of the services to be provided (both on an absolute and relative basis) by the Investment Manager and its affiliates, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the approval of the Agreements.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating

Semiannual Report 2012
28

Variable Portfolio — AQR Managed Futures Strategy Fund

Board Consideration and Approval of Advisory Agreement
and Subadvisory Agreement (continued)

portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Agreements. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Agreements.

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Semiannual Report 2012
32

Variable Portfolio — AQR Managed Futures Strategy Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
33

Variable Portfolio — AQR Managed Futures Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1880 A (08/12)

Semiannual Report

June 30, 2012

Variable Portfolio — Eaton Vance
Global Macro Advantage Fund

Please remember that you may not buy (nor will you own) shares of the fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the fund. Please contact your financial advisor or insurance representative for more information.

Not FDIC insured • No bank guarantee • May lose value

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Portfolio Overview	2

Understanding Your Fund's Expenses	4

Consolidated Portfolio of Investments	5

Consolidated Statement of Assets and Liabilities	18

Consolidated Statement of Operations	20

Consolidated Statement of Changes in Net Assets	21

Consolidated Financial Highlights	23

Notes to Consolidated Financial Statements	25

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement	36

Important Information About This Report	41

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2012

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings — Long positions (%) (at June 30, 2012)
U.S. Treasury Bill	22.5
0.040% 07/05/12
Mexican Bonos	9.1
7.000% 06/19/14
Turkey Government Bond	9.1
0.000% 11/07/12
Serbia Treasury Bills	6.4
13.370% 05/23/13
Norway Treasury Bill	5.3
1.410% 09/19/12
Turkey Government Bond	5.3
3.000% 01/06/21
Singapore Treasury Bill	4.6
0.240% 08/16/12
New Zealand Government Bond	4.4
6.000% 05/15/21
Bundesrepublik Deutschland	4.1
4.750% 07/04/34
Philippine Government International Bond	3.0
6.250% 01/14/36

Percentages indicated are based upon total long investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Consolidated Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Mark S. Venezia, CFA

John Baur

Michael Cirami, CFA

Eric Stein, CFA

Semiannual Report 2012
2

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Portfolio Overview (continued)

(Unaudited)

Country Breakdown (%)(a) (at June 30, 2012)
	Long	Short	Net
Argentina	1.9	0.0	1.9
China	0.0	(1.1)	(1.1)
Germany	4.0	0.0	4.0
Hong Kong	3.1	0.0	3.1
Latvia	1.0	0.0	1.0
Luxembourg	0.3	0.0	0.3
Mexico	7.1	0.0	7.1
New Zealand	5.0	0.0	5.0
Norway	4.2	0.0	4.2
Philippines	2.3	0.0	2.3
Serbia	8.7	0.0	8.7
Singapore	4.7	0.0	4.7
Sri Lanka	1.0	0.0	1.0
Turkey	11.2	0.0	11.2
United States	19.2	0.0	19.2
Venezuela	4.0	0.0	4.0
Other(b)	23.1	0.0	23.1
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	0.3	0.0	0.3
Total	101.1	(1.1)	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a)Country breakdown does not include exposure to countries included in the "Investments in Derivatives" on pages 7-13 of this semiannual report.

(b)Includes investments in Money Market Funds (amounting to $74.0 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments, and Note 2 to the Consolidated financial statements.

Semiannual Report 2012
3

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service (Rule 12b-1) fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2012 – June 30, 2012

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)				Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical		Actual
Class 1	1,000.00	1,000.00	985.00	*	1,018.65	2.03	*	6.27	*	1.25	*
Class 2	1,000.00	1,000.00	985.00	*	1,018.00	2.25	*	6.92	*	1.38	*

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from the underlying funds in which the Fund may invest (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds).

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

*For the period April 30, 2012 (commencement of operations) through June 30, 2012.

Semiannual Report 2012
4

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments

June 30, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 1.1%

Issuer	Shares	Value ($)
Germany 0.8%
Deutsche Euroshop AG	22,863	810,666
Deutsche Wohnen AG	55,266	929,310
GSW Immobilien AG	24,390	833,840
Total		2,573,816
Luxembourg 0.3%
GAGFAH SA(a)	93,408	893,951
Total Common Stocks (Cost: $3,271,485)		3,467,767

Foreign Government Obligations(b) 31.7%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Argentina 1.9%
Argentina Bonar Bonds Senior Unsecured 09/12/13	7.000%		7,020,000	6,191,966
Germany 3.1%
Bundesrepublik Deutschland 07/04/34	4.750%	EUR	5,670,000	10,138,956
Latvia 0.9%
Republic of Latvia Senior Unsecured 02/22/17	5.250%		3,000,000	3,097,500
Mexico 6.9%
Mexican Bonos 06/19/14	7.000%	MXN	290,342,000	22,710,021
New Zealand 4.9%
New Zealand Government Bond Senior Unsecured 05/15/21	6.000%	NZD	11,468,000	11,037,322
12/15/17	6.000%	NZD	2,260,000	2,085,309
03/15/19	5.000%	NZD	2,260,000	2,007,593
04/15/23	5.500%	NZD	900,000	848,587
Total				15,978,811
Philippines 2.2%
Philippine Government International Bond Senior Unsecured 01/14/36	6.250%	PHP	293,000,000	7,414,531

Foreign Government Obligations(b) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Sri Lanka 1.0%
Republic of Sri Lanka Senior Unsecured(c) 07/27/21	6.250%		1,776,000	1,786,386
Sri Lanka Government International Bond Senior Unsecured 07/27/21	6.250%		1,437,000	1,445,404
Total				3,231,790
Turkey 6.9%
Turkey Government Bond(d) 11/07/12	0.000%	TRY	42,382,900	22,694,127
Venezuela 3.9%
Venezuela Government International Bond Senior Unsecured 10/21/26	11.750%		7,212,000	6,400,650
03/31/38	7.000%		9,670,000	6,333,850
Total				12,734,500
Total Foreign Government Obligations (Cost: $104,221,042)				104,192,202

Inflation-Indexed Bonds 4.0%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Turkey 4.0%
Turkey Government Bond 01/06/21	3.000%	TRY	21,545,000	13,253,318
Total Inflation-Indexed Bonds (Cost: $13,188,755)				13,253,318

Options Purchased Calls 0.1%

Issuer	Contracts	Exercise Price ($)	Expiration Date	Value ($)
Indian Rupee
	393,200,000	52.00	05/06/13	36,760
	180,200,000	51.00	05/08/13	10,854
	441,480,000	52.00	05/14/13	42,033
	234,000,000	52.00	05/14/13	22,279
	404,092,000	52.00	05/14/13	38,473
	616,000,000	55.00	07/01/13	158,312
Total Options Purchased Calls (Cost: $504,525)				308,711

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
5

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments

June 30, 2012 (Unaudited)

Options Purchased Puts 0.2%

Issuer	Contracts	Exercise Price ($)	Expiration Date	Value ($)
Australian Dollar
	5,320,000	0.98	11/01/12	90,861
	9,580,000	0.95	11/27/12	133,703
	4,810,000	0.98	11/01/12	82,151
	5,300,000	0.95	11/27/12	73,969
Chinese Renminbi
	42,224,000	6.50	05/20/13	43,418
	42,224,000	6.50	05/20/13	43,418
	34,190,000	6.50	05/20/13	35,156
	33,150,000	6.50	05/20/13	34,087
Total Options Purchased Puts (Cost: $962,205)				536,763

Treasury Bills 38.9%

Issuer	Effective Yield	Principal Amount ($)		Value ($)
Hong Kong 3.0%
Hong Kong Treasury Bills 09/12/12	0.080%	HKD	15,500,000	1,997,640
07/25/12	0.100%	HKD	18,000,000	2,320,032
08/01/12	0.100%	HKD	23,500,000	3,028,890
08/08/12	0.900%	HKD	19,500,000	2,513,315
Total				9,859,877
Norway 4.1%
Norway Treasury Bills 09/19/12	1.410%	NOK	79,435,000	13,311,387
Serbia 8.5%
Serbia Treasury Bills 05/22/14	14.190%	RSD 156,000,000		1,344,056
12/12/13	13.940%	RSD 296,310,000		2,693,659
06/28/13	13.940%	RSD 272,700,000		2,617,854
02/21/13	12.610%	RSD 530,510,000		5,361,791
05/23/13	13.370%	RSD 1,630,920,000		15,919,691
Total				27,937,051
Singapore 4.6%
Singapore Treasury Bills
08/23/12	0.240%	SGD	4,543,000	3,585,036
08/16/12	0.240%	SGD	14,417,000	11,377,473
Total				14,962,509
United States 18.7%
U.S. Treasury Bills 11/15/12	0.110%		3,000,000	2,998,725
08/09/12(e)	0.050%		2,500,000	2,499,862
07/05/12	0.040%		56,000,000	55,999,625
Total				61,498,212
Total Treasury Bills (Cost: $128,236,373)				127,569,036

Money Market Funds 22.5%

Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.152%(f)(g)	73,974,194	73,974,194
Total Money Market Funds (Cost: $73,974,194)		73,974,194
Total Investments (Cost: $324,358,579)		323,301,991

Investments Sold Short (1.1)%

Common Stocks (1.1)%

Issuer	Shares	Value ($)
China (1.1)%
Agricultural Bank of China Ltd., Class H	(2,175,400)	(881,069)
Bank of China Ltd., Class H	(2,268,200)	(871,272)
China Construction Bank Corp., Class H	(1,235,700)	(853,714)
Industrial & Commercial Bank of China, Class H	(1,477,000)	(827,989)
Total		(3,434,044)
Total Common Stocks (Proceeds: $3,303,772)		(3,434,044)
Total Investments Sold Short (Proceeds: $3,303,772)		(3,434,044)
Total Investments, Net of Investments Sold Short		319,867,947
Other Assets & Liabilities, Net		8,374,149
Net Assets		328,242,096

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
6

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Investments in Derivatives

Futures Contracts Outstanding at June 30, 2012

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Euro STOXX 50	(120)	(3,424,441)	September 2012	—	(200,173)
Euro-OAT, 10-year	(229)	(37,108,803)	September 2012	607,121	—
Gold 100 oz.	(82)	(13,154,440)	August 2012	—	(329,441)
Hang Seng China Enterprises Index	54	3,319,163	July 2012	58,131	—
Japanese Government Bond, 10-year	(12)	(21,571,026)	September 2012	—	(55,357)
Platinum 50 oz.	227	16,484,740	October 2012	—	(405,011)
U.S. Treasury Note, 5-year	(23)	(2,851,281)	September 2012	—	(1,962)
Total				665,252	(991,944)

Open Options Contracts Written at June 30, 2012

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Indian Rupee	Put	364,000,000	65	160,160	July 2013	162,344

Credit Default Swap Contracts Outstanding at June 30, 2012
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)		Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan Chase Bank	Kingdom of Belgium	June 20, 2022	1.000		2,000,000	237,759	(258,481)	(556)	—	(21,278)
Morgan Stanley	Kingdom of Spain	June 20, 2022	1.000		4,000,000	1,029,677.00	(948,841)	(1,111)	79,725	—
JPMorgan Chase Bank	Kingdom of Thailand	June 20, 2017	1.000		2,000,000	42,566	(29,845)	(556)	12,165	—
JPMorgan Chase Bank	Markit iTraxx Europe Senior Financials	June 20, 2017	1.000	EUR	1,520,000	135,445	(122,608)	(534)	12,303	—
Citibank	Federative Republic of Brazil	June 20, 2022	1.000		5,300,000	414,282	(272,823)	(1,472)	139,987	—
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000		2,000,000	133,508	(88,264)	(556)	44,688	—
JPMorgan Chase Bank	People's Republic of China	June 20, 2017	1.000		2,000,000	17,647	(11,287)	(556)	5,804	—
JPMorgan Chase Bank	Markit iTraxx Europe Subordinated Financials	June 20, 2017	5.000	EUR	760,000	(26,030)	44,493	(1,336)	17,127	—

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
7

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2012
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)		Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Charter	Kingdom of Thailand	June 20, 2017	1.000		1,700,000	36,181	(36,266)	(472)	—	(557)
JPMorgan Chase Bank	Markit iTraxx Europe Senior Financials	June 20, 2017	1.000	EUR	1,340,000	119,406	(136,562)	(471)	—	(17,627)
Citibank	Kingdom of Belgium	June 20, 2022	1.000		1,700,000	202,094	(225,898)	(471)	—	(24,275)
Goldman Sachs International	Kingdom of Spain	June 20, 2022	1.000		1,700,000	437,613	(442,864)	(472)	—	(5,723)
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000		4,500,000	351,749	(300,959)	(1,250)	49,540	—
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000		1,700,000	113,481	(98,745)	(472)	14,264	—
Goldman Sachs International	Bolivarian Republic of Venezuela	June 20, 2022	5.000		1,700,000	376,999	(397,091)	(2,361)	—	(22,453)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000		600,000	41,907	(39,222)	(167)	2,518	—
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000		3,700,000	246,990	(238,902)	(1,028)	7,060	—
Citibank	United Mexican States	June 20, 2022	1.000		3,080,000	215,124	(204,226)	(856)	10,042	—
Morgan Stanley	Kingdom of Thailand	June 20, 2017	1.000		1,520,000	32,350	(42,056)	(422)	—	(10,128)
Citibank	People's Republic of China	June 20, 2017	1.000		1,520,000	13,411	(26,183)	(422)	—	(13,194)
Goldman Sachs International	Kingdom of Spain	June 20, 2022	1.000		2,110,000	543,155	(553,229)	(586)	—	(10,660)
Morgan Stanley	Kingdom of Belgium	June 20, 2022	1.000		1,520,000	180,697	(222,223)	(422)	—	(41,948)
Morgan Stanley	Markit iTraxx Europe Subordinated Financials	June 20, 2017	5.000	EUR	630,000	(21,578)	(1,656)	(1,107)	—	(24,341)
Morgan Stanley	Markit iTraxx Europe Senior Financials	June 20, 2017	1.000	EUR	1,270,000	113,168	(136,832)	(446)	—	(24,110)
Goldman Sachs International	Federative Republic of Brazil	June 20, 2022	1.000		4,010,000	313,448	(330,471)	(1,114)	—	(18,137)
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000		4,600,000	307,069	(335,896)	(1,278)	—	(30,105)
Goldman Sachs International	Bolivarian Republic of Venezuela	June 20, 2022	5.000		1,520,000	337,082	(357,385)	(2,111)	—	(22,414)
Citibank	United Mexican States	June 20, 2022	1.000		1,540,000	107,562	(115,483)	(428)	—	(8,349)
Morgan Stanley	Tunisian Republic	June 20, 2017	1.000		5,300,000	421,747	(440,282)	(1,472)	—	(20,007)
Goldman Sachs International	Republic of Colombia	June 20, 2017	1.000		1,020,000	18,873	(33,315)	(283)	—	(14,725)
Citibank	Russian Federation	June 20, 2017	1.000		1,490,000	87,429	(110,575)	(414)	—	(23,560)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
8

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2012
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Russian Federation	June 20, 2017	1.000	1,490,000	87,429	(110,894)	(414)	—	(23,879)
Citibank	Russian Federation	June 20, 2017	1.000	2,300,000	134,958	(155,816)	(639)	—	(21,497)
Morgan Stanley	Russian Federation	June 20, 2017	1.000	1,750,000	102,686	(123,913)	(486)	—	(21,713)
Morgan Stanley	People's Republic of China	June 20, 2017	1.000	2,200,000	19,411	(24,769)	(611)	—	(5,969)
Citibank	Kingdom of Thailand	June 20, 2017	1.000	1,350,000	28,732	(33,156)	(375)	—	(4,799)
JPMorgan Chase Bank	Russian Federation	June 20, 2017	1.000	1,500,000	88,017	(94,491)	(417)	—	(6,891)
Morgan Stanley	Markit iTraxx Europe Senior Financials	June 20, 2017	1.000	1,110,000	98,911	(115,383)	(390)	—	(16,862)
Goldman Sachs International	Bolivarian Republic of Venezuela	June 20, 2022	5.000	1,300,000	288,294	(259,282)	(1,806)	27,206	—
Morgan Stanley	Kingdom of Belgium	June 20, 2022	1.000	1,340,000	159,298	(194,167)	(372)	—	(35,241)
Citibank	Kingdom of Spain	June 20, 2022	1.000	3,280,000	844,336	(927,752)	(911)	—	(84,327)
Citibank	Republic of Brazil	June 20, 2022	1.000	9,100,000	711,315	(784,711)	(2,527)	—	(75,923)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	133,508	(155,286)	(556)	—	(22,334)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	1,300,000	90,799	(97,864)	(361)	—	(7,426)
Morgan Stanley	Markit iTraxx Europe Subordinated Financials	June 20, 2017	5.000	560,000	(19,180)	7,159	(984)	—	(13,005)
JPMorgan Chase Bank	People's Republic of China	June 20, 2017	1.000	1,700,000	14,999	(19,883)	(473)	—	(5,357)
Morgan Stanley	Markit iTraxx Europe Subordinated Financials	June 20, 2017	5.000	670,000	(22,948)	13,484	(1,178)	—	(10,642)
Morgan Stanley	Bolivarian Republic of Venezuela	June 20, 2022	5.000	2,000,000	443,528	(282,548)	(2,778)	158,202	—
Citibank	Kingdom of Spain	September 20, 2022	1.000	5,340,000	1,390,371	(1,501,808)	(1,483)	—	(112,920)
Goldman Sachs International	Federative Republic of Brazil	September 20, 2022	1.000	3,500,000	282,176	(322,732)	(972)	—	(41,528)
Total								580,631	(863,904)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
9

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Credit Default Swap Contracts Outstanding at June 30, 2012
Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Argentine Republic	June 20, 2013	5.000	8,000,000	(276,250)	(22,756)	11,111	—	(287,895)
Citibank	Argentine Republic	June 20, 2013	5.000	6,790,000	(234,467)	38,420	9,431	—	(186,616)
Citibank	Republic of Poland	June 20, 2017	1.000	1,490,000	(77,945)	108,660	414	31,129	—
Goldman Sachs International	Republic of Poland	June 20, 2017	1.000	1,490,000	(77,945)	108,660	414	31,129	—
Citibank	Republic of Poland	June 20, 2017	1.000	2,300,000	(120,317)	153,826	639	34,148	—
Morgan Stanley	Republic of Poland	June 20, 2017	1.000	1,750,000	(91,546)	119,381	486	28,321	—
JPMorgan	Republic of Poland	June 20, 2017	1.000	1,500,000	(78,468)	91,872	417	13,821	—
Morgan Stanley	Argentine Republic	June 20, 2013	5.000	5,200,000	(179,562)	245,816	7,222	73,476	—
JPMorgan	CDX North America High Yield 18-V1	June 20, 2017	5.000	3,613,500	(129,231)	227,851	5,019	103,639	—
Morgan Stanley	CDX North America High Yield 18-V1	June 20, 2017	5.000	1,554,300	(55,587)	100,018	2,159	46,590	—
Citibank	CDX North America High Yield 18-V1	June 20, 2017	5.000	1,326,600	(47,444)	78,901	1,842	33,299	—
Total								395,552	(474,511)

Forward Foreign Currency Exchange Contracts Open at June 30, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	July 2, 2012	5,014,351 (USD)	164,220,000 (RUB)	56,319	—
Citigroup Global Markets Inc.	July 3, 2012	9,910,000 (CHF)	8,252,845 (EUR)	—	(3,048)
Citigroup Global Markets Inc.	July 3, 2012	3,038,494 (EUR)	3,650,000 (CHF)	—	(334)
Citigroup Global Markets Inc.	July 3, 2012	5,214,169 (EUR)	6,260,000 (CHF)	3,152	—
Citigroup Global Markets Inc.	July 3, 2012	3,055,038 (EUR)	22,980,000 (NOK)	3,086	—
Citigroup Global Markets Inc.	July 3, 2012	22,980,000 (NOK)	3,029,410 (EUR)	29,345	—
Citigroup Global Markets Inc.	July 5, 2012	5,561,865 (SGD)	4,340,104 (USD)	—	(50,551)
Citigroup Global Markets Inc.	July 5, 2012	9,903,990 (USD)	62,925,000 (CNY)	—	(2,045)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
10

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2012 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	July 5, 2012	4,317,028 (USD)	5,561,865 (SGD)	73,627	—
Citigroup Global Markets Inc.	July 6, 2012	504,236,124 (RSD)	4,380,853 (EUR)	—	(35,535)
Citigroup Global Markets Inc.	July 9, 2012	17,690,000 (PLN)	4,079,471 (EUR)	142,822	—
Citigroup Global Markets Inc.	July 12, 2012	321,000,000 (JPY)	4,010,735 (USD)	—	(5,561)
Citigroup Global Markets Inc.	July 12, 2012	29,970,000 (ZAR)	3,557,183 (USD)	—	(103,789)
Citigroup Global Markets Inc.	July 30, 2012	7,611,764 (USD)	48,270,000 (CNY)	—	(26,588)
Citigroup Global Markets Inc.	August 6, 2012	10,000,000 (USD)	30,385,000 (MYR)	—	(453,990)
Citigroup Global Markets Inc.	August 14, 2012	5,136,688 (USD)	219,090,000 (PHP)	45,582	—
Citigroup Global Markets Inc.	August 16, 2012	6,847,285 (USD)	7,905,190,000 (KRW)	33,401	—
Citigroup Global Markets Inc.	August 30, 2012	7,901,227 (USD)	25,310,000 (MYR)	38,304	—
Citigroup Global Markets Inc.	September 4, 2012	290,450,000 (TWD)	9,745,663 (USD)	20,705	—
Citigroup Global Markets Inc.	September 17, 2012	211,410,000 (TWD)	7,068,205 (USD)	—	(11,385)
Goldman, Sachs & Co.	July 2, 2012	75,606,424 (EUR)	94,138,188 (USD)	—	(1,541,681)
Goldman, Sachs & Co.	July 2, 2012	2,937,984 (EUR)	3,732,841 (USD)	14,825	—
Goldman, Sachs & Co.	July 5, 2012	13,188,678 (NZD)	10,024,958 (USD)	—	(530,489)
Goldman, Sachs & Co.	July 5, 2012	16,162,580 (USD)	20,152,843 (NZD)	—	(31,233)
Goldman, Sachs & Co.	August 3, 2012	20,152,843 (NZD)	16,131,142 (USD)	32,641	—
Goldman, Sachs & Co.	July 16, 2012	10,487,035 (EUR)	12,590,000 (CHF)	4,186	—
Goldman, Sachs & Co.	July 16, 2012	13,830,000 (SEK)	1,562,959 (EUR)	20,166	—
Goldman, Sachs & Co.	July 16, 2012	56,140,000 (SEK)	6,335,206 (EUR)	93,629	—
Goldman, Sachs & Co.	July 17, 2012	261,350,000 (JPY)	3,288,580 (USD)	18,373	—
Goldman, Sachs & Co.	July 17, 2012	510,660,000 (JPY)	6,433,593 (USD)	43,833	—
Goldman, Sachs & Co.	August 3, 2012	78,544,409 (EUR)	97,836,487 (USD)	—	(1,586,934)
J.P. Morgan Securities, Inc.	July 2, 2012	164,220,000 (RUB)	4,872,708 (USD)	—	(197,963)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
11

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at June 30, 2012 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	July 3, 2012	6,000,000 (USD)	253,290,000 (PHP)	11,392	—
Standard Chartered Bank	July 5, 2012	133,375,000 (INR)	2,458,525 (USD)	70,825	—
J.P. Morgan Securities, Inc.	July 5, 2012	133,375,000 (INR)	2,451,296 (USD)	63,595	—
Goldman Sachs	July 5, 2012	6,964,165 (NZD)	5,236,704 (USD)	—	(337,007)
J.P. Morgan Securities, Inc.	July 6, 2012	594,233,728 (RSD)	5,155,146 (EUR)	—	(32,241)
J.P. Morgan Securities, Inc.	July 9, 2012	45,060,000 (PLN)	10,297,311 (EUR)	482,664	—
J.P. Morgan Securities, Inc.	July 12, 2012	108,900,000 (ZAR)	12,658,964 (USD)	—	(643,665)
J.P. Morgan Securities, Inc.	July 16, 2012	6,822,157 (USD)	43,290,000 (CNY)	—	(14,197)
J.P. Morgan Securities, Inc.	July 18, 2012	4,241,138 (USD)	26,885,000 (CNY)	—	(13,568)
J.P. Morgan Securities, Inc.	July 25, 2012	4,844,576 (USD)	206,190,000 (PHP)	40,356	—
J.P. Morgan Securities, Inc.	August 6, 2012	8,000,000 (USD)	9,084,000 (KRW)	—	(87,881)
J.P. Morgan Securities, Inc.	August 14, 2012	3,066,527 (USD)	131,370,000 (PHP)	40,848	—
J.P. Morgan Securities, Inc.	August 16, 2012	8,584,845 (USD)	26,510,000 (MYR)	—	(261,507)
J.P. Morgan Securities, Inc.	September 18, 2012	6,977,326 (USD)	22,310,000 (MYR)	14,840	—
Morgan Stanley	July 30, 2012	6,362,949 (USD)	7,518,460,000 (KRW)	188,773	—
Morgan Stanley	August 16, 2012	226,360,000 (TWD)	7,675,822 (USD)	98,572	—
Standard Chartered Bank	July 5, 2012	5,000,000 (USD)	266,750,000 (INR)	—	(224,599)
Standard Chartered Bank	July 18, 2012	4,241,138 (USD)	26,885,000 (CNY)	—	(13,568)
Standard Chartered Bank	August 16, 2012	252,430,000 (TWD)	8,609,482 (USD)	159,555	—
Standard Chartered Bank	August 16, 2012	5,365,851 (USD)	6,291,460,000 (KRW)	110,242	—
Standard Chartered Bank	August 20, 2012	3,868,815 (USD)	54,500,000 (MXN)	196,992	—
Total				2,152,650	(6,209,359)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
12

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Cross-Currency Swap Contracts Outstanding at June 30, 2012

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Amount of Currency Received		Notional Amount of Currency Delivered ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.89% based on the notional amount of the currency received	January 6, 2021	TRY	5,991,799	3,244,071	—	(178,593)
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 7.13% based on the notional amount of the currency received	January 6, 2021	TRY	6,173,145	3,420,025	—	(165,025)
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.95% based on the notional amount of the currency received	January 6, 2021	TRY	7,034,290	3,996,756	—	(49,599)
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.74% based on the notional amount of the currency received	January 6, 2021	TRY	4,505,772	2,470,270	—	(69,721)
Total							—	(462,938)

Notes to Consolidated Portfolio of Investments

(a)  Non-income producing.

(b)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of these securities amounted to $1,786,386 or 0.54% of net assets.

(d)  Zero coupon bond.

(e)  At June 30, 2012, investments in securities included securities valued at $1,595,423 that were partially pledged as collateral to cover initial margin deposits on open rate futures contracts.

(f)  The rate shown is the seven-day current annualized yield at June 30, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Notes to Consolidated Portfolio of Investments (continued)

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	20,000	419,211,644	(345,257,450)	—	73,974,194	25,957	73,974,194

Currency Legend

CHF  Swiss Franc

CYN  Chinese Yuan Renminbi

EUR  Euro

HKD  Hong Kong Dollar

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PHP  Philippine Peso

PLN  Polish Zloty

RSD  Serbian Dinar

RUB  Russian Rouble

SEK  Swedish Krona

SGD  Singapore Dollar

TRY  Turkish Lira

TWD  Taiwan Dollar

USD  US Dollar

ZAR  South African Rand

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Consolidated Note 2 to the financial statements — Security Valuation.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2012:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Financials	—	3,467,767	—	3,467,767
Common Stocks — Investments Sold Short
Financials	—	(3,434,044)	—	(3,434,044)
Total Equity Securities	—	33,723	—	33,723
Bonds
Foreign Government Obligations	—	104,192,202	—	104,192,202
Inflation-Indexed Bonds	—	13,253,318	—	13,253,318
Total Bonds	—	117,445,520	—	117,445,520
Short-Term Securities
Treasury Bills	61,498,212	66,070,824	—	127,569,036
Total Short-Term Securities	61,498,212	66,070,824	—	127,569,036
Other
Options Purchased Calls	308,711	—	—	308,711
Options Purchased Puts	536,763	—	—	536,763
Money Market Funds	73,974,194	—	—	73,974,194
Total Other	74,819,668	—	—	74,819,668
Investments in Securities	136,317,880	183,550,067	—	319,867,947
Derivatives
Assets
Futures Contracts	665,252	—	—	665,252
Forward Foreign Currency Exchange Contracts	—	2,152,650	—	2,152,650
Swap Contracts	—	976,183	—	976,183
Liabilities
Futures Contracts	(991,944)	—	—	(991,944)
Options Contracts Written	(162,344)	—	—	(162,344)
Forward Foreign Currency Exchange Contracts	—	(6,209,359)	—	(6,209,359)
Swap Contracts	—	(1,801,353)	—	(1,801,353)
Total	135,828,844	178,668,188	—	314,497,032

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Portfolio of Investments (continued)

June 30, 2012 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency contracts and swap contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $250,384,385)	$249,327,797
Affiliated issuers (identified cost $73,974,194)	73,974,194
Total investments (identified cost $324,358,579)	323,301,991
Cash	4,886,219
Unrealized appreciation on forward foreign currency exchange contracts	2,152,650
Unrealized appreciation on swap contracts	976,183
Premiums paid on outstanding swap contracts	11,785,681
Receivable for:
Investments sold	199,345,596
Dividends	11,424
Interest	1,181,488
Reclaims	165,323
Variation margin on futures contracts	253,034
Trustees' deferred compensation plan	227
Other assets	9,580
Total assets	544,069,396
Liabilities
Securities sold short, at value (proceeds $3,303,772)	3,434,044
Option contracts written, at value (premiums received $160,160)	162,344
Foreign currency (cost $1,514,513)	1,681,572
Unrealized depreciation on forward foreign currency exchange contracts	6,209,359
Unrealized depreciation on swap contracts	1,801,353
Premiums received on outstanding swap contracts	1,338,541
Payable for:
Investments purchased	199,593,087
Capital shares purchased	1,305,564
Investment management fees	244,365
Transfer agent fees	14,374
Administration fees	19,166
Compensation of board members	1,299
Chief compliance officer expenses	34
Other expenses	21,971
Trustees' deferred compensation plan	227
Total liabilities	215,827,300
Net assets applicable to outstanding capital stock	$328,242,096
Represented by
Partners' capital	$328,242,096
Total — representing net assets applicable to outstanding capital stock	$328,242,096

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Statement of Assets and Liabilities (continued)

June 30, 2012 (Unaudited)

Class 1
Net assets	$328,239,634
Shares outstanding	33,328,441
Net asset value per share	$9.85
Class 2
Net assets	$2,462
Shares outstanding	250
Net asset value per share	$9.85

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Statement of Operations

Period Ended June 30, 2012 (Unaudited)(a)

Net investment income
Income:
Dividends	$71,847
Interest	1,306,381
Dividends from affiliates	25,957
Foreign taxes withheld	(39,067)
Total income	1,365,118
Expenses:
Investment management fees	394,265
Distribution fees
Class 2	1
Transfer agent fees
Class 1	23,191
Administration fees	30,923
Compensation of board members	1,486
Custodian fees	16,899
Printing and postage fees	2,149
Professional fees	10,565
Chief compliance officer expenses	34
Other	4,186
Total expenses	483,699
Net investment income	881,419
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	73,604
Foreign currency translations	(620,856)
Forward foreign currency exchange contracts	3,637,830
Futures contracts	(665,309)
Swap contracts	(118,730)
Net realized gain	2,306,539
Net change in unrealized appreciation (depreciation) on:
Investments	(1,056,588)
Foreign currency translations	1,417,303
Forward foreign currency exchange contracts	(4,056,709)
Futures contracts	(326,692)
Options contracts written	(2,184)
Securities sold short	(130,272)
Swap contracts	(825,170)
Net change in unrealized depreciation	(4,980,312)
Net realized and unrealized loss	(2,673,773)
Net decrease in net assets from operations	$(1,792,354)

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Statement of Changes in Net Assets

Period Ended June 30, 2012(a) (Unaudited)
Operations
Net investment income	$881,419
Net realized gain	2,306,539
Net change in unrealized depreciation	(4,980,312)
Net decrease in net assets resulting from operations	(1,792,354)
Increase (decrease) in net assets from share transactions	330,014,450
Total increase in net assets	328,222,096
Net assets at beginning of period	20,000
Net assets at end of period	$328,242,096

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Statement of Changes in Net Assets (continued)

	Period Ended June 30, 2012(a) (Unaudited)
	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	33,740,141	334,081,854
Redemptions	(413,450)	(4,067,404)
Net increase	33,326,691	330,014,450
Total net increase	33,326,691	330,014,450

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
22

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions, if any. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

Class 1	Period Ended June 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.18)
Total from investment operations	(0.15)
Net asset value, end of period	$9.85
Total return	(1.50%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.25	%(c)
Net expenses after fees waived or expenses reimbursed(d)	1.25	%(c)
Net investment income	1.77	%(c)
Supplemental data
Net assets, end of period (in thousands)	$328,240
Portfolio turnover	26%

Notes to Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Consolidated Financial Highlights (continued)

Class 2	Period Ended June 30, 2012(a) (Unaudited)
Per share data
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.02
Net realized and unrealized loss	(0.17)
Total from investment operations	(0.15)
Net asset value, end of period	$9.85
Total return	(1.50%)
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed	1.38	%(c)
Net expenses after fees waived or expenses reimbursed(d)	1.38	%(c)
Net investment income	1.31	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	26%

Notes to Financial Highlights

(a)  For the period from April 30, 2012 (commencement of operations) to June 30, 2012.

(b)  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2012
24

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements

June 30, 2012 (Unaudited)

Note 1. Organization

Variable Portfolio — Eaton Vance Global Macro Advantage Fund (the Fund), a series of Columbia Funds Variable Insurance Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund may invest in securities and instruments, including derivatives, indirectly through an off-shore, wholly-owned subsidiary organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, which is managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), the Fund's investment manager, and subadvised by Eaton Vance Management (Eaton Vance), the Fund's subadviser, has substantially the same investment objectives as the Fund.

On April 17, 2012, the Investment Manager invested $20,000 in the Fund (1,750 shares for Class 1 and 250 shares for Class 2), which represented the initial capital for each class at $10 per share. Shares of the Fund were first offered to the public on April 30, 2012.

These financial statements cover the period from April 30, 2012 (commencement of operations) to June 30, 2012.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a qualified plan or buying a contract and making allocations to the Fund. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Semiannual Report 2012
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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked to- market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter (OTC) option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Consolidated Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the agreement between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are agreements between two parties to buy and sell a currency at a set price on a future date. These contracts are intended to be used to minimize the exposure to foreign exchange rate fluctuations during the period between the trade and settlement dates of the contract. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some

Semiannual Report 2012
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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to enhance return and to substitute for the purchase or sale of securities.

The values of forward foreign currency exchange contracts fluctuate with changes in foreign currency exchange rates. The Fund will record a realized gain or loss when the forward foreign currency exchange contract is closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, manage exposure to the securities market, and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Options

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. The Fund purchased and wrote option contracts to protect gains, and to enhance return. Completion of transactions for option contracts traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. The Fund will realize a gain or loss when the option contract expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

The risk in buying an option contract is that the Fund pays a premium whether or not the option contract is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases and the option contract is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under the contract. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put option contracts by holders of the option contracts or proceeds received upon entering into the contracts.

Semiannual Report 2012
27

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

Contracts and premiums associated with options contracts written for the period ended June 30, 2012 are as follows:

	Puts
	Contracts	Premiums ($)
Balance at April 30, 2012	—	—
Opened	364,000,000	160,160
Balance at June 30, 2012	364,000,000	160,160

Cross-Currency Swap Agreements

Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows. The Fund utilized cross-currency swap agreements to hedge currency risk exposure.

Credit Default Swap Contracts

Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified negative credit event(s) take place. The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, increase or decrease its credit exposure to a single issuer of debt securities, and increase or decrease its credit exposure to a specific debt security or a basket of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Consolidated Portfolio of Investments.

Semiannual Report 2012
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Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Consolidated Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments at June 30, 2012:

	Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized appreciation on swap contracts	976,183
Credit contracts	Premiums paid on outstanding credit default swap contracts	11,785,681
Foreign exchange contracts	Unrealized appreciation on written options contracts	162,344
Equity contracts	Net assets — unrealized appreciation on futures contracts	58,131	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	2,152,650
	Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange contracts	Investments at value — unaffiliated issuers (for purchased options)	845,474
Interest rate contracts	Net assets — unrealized appreciation on futures contracts	607,121	*
Total		16,587,584
	Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Credit contracts	Unrealized depreciation on swap contracts	1,338,415
Credit contracts	Premiums received on outstanding credit default swap contracts	1,338,541
Foreign exchange contracts	Unrealized depreciation on swap contracts	462,938
Equity contracts	Net assets — unrealized depreciation on futures contracts	200,173	*
Foreign exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	6,209,359
Commodity contracts	Net assets — unrealized depreciation on futures contracts	734,452	*
Interest rate contracts	Net assets — unrealized depreciation on futures contracts	57,319	*
Total		10,341,197

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Consolidated Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

Semiannual Report 2012
29

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

The effect of derivative instruments in the Consolidated Statement of Operations for the period ended June 30, 2012:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	—	(119,589)	(119,589)
Equity contracts	—	(86,097)	—	—	(86,097)
Foreign exchange contracts	3,637,830	—	—	859	3,638,689
Interest rate contracts	—	(948,417)	—	—	(948,417)
Commodity contracts	—	369,205	—	—	369,205
Total	3,637,830	(665,309)	—	(118,730)	2,853,791
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Credit contracts	—	—	—	(362,232)	(362,232)
Equity contracts	—	(142,042)	—	—	(142,042)
Foreign exchange contracts	(4,056,709)	—	(623,440)	(462,938)	(5,143,087)
Interest rate contracts	—	549,802	—	—	549,802
Commodity contracts	—	(734,452)	—	—	(734,452)
Total	(4,056,709)	(326,692)	(623,440)	(825,170)	(5,832,011)

The following table is a summary of the volume of derivative instruments for the period ended June 30, 2012:

Derivative Instrument	Contracts Opened
Forward Foreign Currency Exchange Contracts	111
Futures Contracts	562
Options Contracts	2,445,770,000
Swap Contracts	43,362,728
Derivative Instrument	Aggregate Notional Opened ($)
Credit Default Swap Contracts — Buy Protection	124,400,000
Credit Default Swap Contracts — Sell Protection	39,680,000

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is recorded as interest expense in the Consolidated Statement of Operations and a short position is reported as a liability at fair value in the Consolidated Statement of Asset and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. As the Fund intends to use the cash proceeds from the short sales to invest in additional long securities, the Fund's use of short sales in effect "leverages" the Fund. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. There is also the risk that the broker may fail to honor its contract terms, causing a loss to the Fund.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives

Semiannual Report 2012
30

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. Interest payments are based on the adjusted principal at the time the interest is paid. These adjustments are recorded as interest income in the Consolidated Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund expects to be treated as a partnership for U.S. federal income tax purposes and therefore the Fund does not expect to be subject to U.S. federal income tax. Accordingly, no provision for federal income taxes is recorded. All interest, dividends, gains and losses of the Fund are deemed to have been "passed through" to the shareholders in proportion to their holdings of the Fund regardless of whether such interest, dividends or gains and losses have been distributed by the Fund.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.

Distributions to Subaccounts

Because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders, but may do so in the sole discretion of the Board.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Basis for Consolidation

VPGMA Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund's investment objective and policies as stated in its prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains

Semiannual Report 2012
31

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The Investment Manager is responsible for the Subsidiary's day-to-day business pursuant to a separate investment management services agreement between the Subsidiary and the Investment Manager. At June 30, 2012, the Subsidiary represented $4,126,551 or 1.3% of the net assets of the Fund.

Recent Accounting Pronouncement

Disclosures about Offsetting Assets and Liabilities

In December 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The objective of the FASB is to enhance current disclosure requirements on offsetting of certain assets and liabilities and to enable financial statement users to compare financial statements prepared under GAAP and International Financial Reporting Standards.

Specifically, ASU No. 2011-11 requires an entity to disclose both gross and net information for derivatives and other financial instruments that are subject to a master netting arrangement or similar agreement. The standard requires disclosure of collateral received in connection with the master netting agreements or similar agreements. The effective date of ASU No. 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 1.02% to 0.90% as the Fund's net assets increase. The annualized effective management fee rate for the period ended June 30, 2012 was 1.02% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Eaton Vance to subadvise the assets of the Fund. The Investment Manager compensates Eaton Vance to manage the investments of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the period ended June 30, 2012 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Semiannual Report 2012
32

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through April 30, 2013, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates as a percentage of the class' average daily net assets:

Class 1	1.31%
Class 2	1.56

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2012, the cost of investments for federal income tax purposes was approximately $324,359,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,002,000
Unrealized depreciation	(3,059,000)
Net unrealized depreciation	$(1,057,000)

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $146,625,516 and $26,330,293, respectively, for the period ended June 30, 2012.

Note 6. Lending of Portfolio Securities

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, N.A. (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities with value equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is requested to be delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Consolidated Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Consolidated Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses.

Semiannual Report 2012
33

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

The Fund continues to earn and accrue interest and dividends on the securities loaned.

During the period ended June 30, 2012, the Fund did not participate in securities lending activity.

Note 7. Affiliated Money Market Fund

The Fund may invest its daily cash balances in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as "Dividends from affiliates" in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At June 30, 2012, affiliated shareholder accounts owned 100% of the outstanding shares of the Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings during the period ended June 30, 2012.

Note 10. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Short Selling Risk

The Fund may make short sales, which involve selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Note 11. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings

Semiannual Report 2012
34

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Notes to Consolidated Financial Statements (continued)

June 30, 2012 (Unaudited)

detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2012
35

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement

On March 7, 2012, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved, for an initial two-year term, the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") and the Subadvisory Agreement (the "Subadvisory Agreement") with Eaton Vance Management (the "Subadviser") with respect to Variable Portfolio — Eaton Vance Global Macro Advantage Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the Advisory Agreement and the Subadvisory Agreement (collectively, the "Agreements").

In connection with their deliberations regarding the proposed Agreements, the Committee and the Board requested and evaluated materials from the Investment Manager and the Subadviser regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on October 25, 2011, February 17, 2012 and March 6, 2012 and at the Board meeting held on March 7, 2012. The Committee and the Board also consulted with Fund counsel and with the Independent Trustees' independent legal counsel, who advised on the legal standard for consideration by the Board and otherwise assisted the Board in its deliberations. On March 6, 2012, the Committee recommended that the Board approve the Agreements. On March 7, 2012, the Board, including the Independent Trustees, voting separately, unanimously approved the Agreements for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager and the Subadviser believed reasonably necessary to evaluate and to determine whether to approve the Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. The information and factors considered by the Committee and the Board in recommending for approval or approving the Agreements for the Fund included the following:

•  Information regarding the reputation, financial strength, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and the Subadviser, and other personnel proposed to provide investment management, administrative and other services to the Fund;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer, to be provided under a separate Administrative Services Agreement;

•  The terms and conditions of the Agreements;

•  The terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement, noting in the case of the Transfer and Dividend Disbursing Agent Agreement certain proposed changes to the fee rates payable thereunder;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined from time to time, generally annually, by an independent third-party data provider);

•  The advisory fees and total expenses of the existing Columbia Funds from which assets are expected to be redeemed in connection with the investment of seed capital in the Fund;

•  Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;

•  Information regarding the investment management fees and other expenses of the Fund relative to those of comparable funds determined by an independent third-party data provider to be in the same peer group or universe of funds.

Nature, Extent and Quality of Services to be Provided under the Agreements

The Committee and the Board considered the nature, extent and quality of services to be provided to the Fund by the Investment Manager and the Subadviser and their affiliates under the Agreements and under separate agreements for the

Semiannual Report 2012
36

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement (continued)

provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and the Subadviser and their affiliates. The Committee and the Board considered, among other things, the Investment Manager's and the Subadviser's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, trade execution services and the quality of the Investment Manager's and the Subadviser's investment research capabilities, and the other resources that the Investment Manager devotes to the Fund. The Committee and the Board considered the scope of services to be provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadviser, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate administrative services agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the expected nature, extent and quality of the services to be provided to the Fund under the Agreements supported the approval of the Agreements.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees to be charged to the Fund under the Agreements as well as the total expenses to be incurred by the Fund. In assessing the reasonableness of the proposed fees under the Agreements, the Committee and the Board considered, among other information, the Fund's proposed advisory fee and its expected total expense ratio as a percentage of average daily net assets. The Committee and the Board also took into account the fee waiver and expense limitation arrangements that the Investment Manager would observe during the Fund's first two years, and the advisory fees and total expense ratios of comparable funds identified by an independent third-party data provider for purposes of expense comparison.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund supported the approval of the Agreements.

Costs of Services to be Provided and Profitability

The Committee and the Board considered information provided by the Investment Manager with respect to estimated costs of services and profitability, and expected to consider the costs of services and the profitability of the Investment Manager and its affiliates in connection with the Committee's and the Board's next review and continuation of the Agreements. The Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the fund, the expense ratio of the fund, and the implementation of expense limitations with respect to the fund. The Committee and the Board also considered information provided by the Investment Manager and the Subadviser regarding their financial condition. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser of its relationship with the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided and the expected profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the approval of the Agreements.

Investment Performance

Because the Fund had not yet commenced operations, the Committee and the Board did not have investment performance to compare to the returns of a peer group and a universe of comparable funds. However, the Committee and the Board expected to consider, in connection with their next review and continuation of the Agreements, the investment performance

Semiannual Report 2012
37

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Board Consideration and Approval of Advisory Agreement and Subadvisory Agreement (continued)

of the Fund in relation to the annualized return for various time periods of a benchmark and a group of comparable funds, as determined by an independent third party data provider.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the anticipated performance of the Fund supported approval of the Agreements.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager and the Subadviser of services to the Fund, to groups of related funds, and to the Investment Manager's and the Subadviser's investment advisory clients as a whole, and whether those economies of scale were expected to be shared with the Fund through breakpoints in the proposed investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager and/or the Subadviser in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

The Committee and the Board noted that the Subdvisory Agreement did not contain breakpoints, and considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under such new subadvisory agreements. The Committee and the Board also noted the potential challenges of seeking to tailor the Advisory Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on the Subadviser's ability to manage assets might have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers might need to be added as the Fund grows, increasing the Investment Manager's cost of compensating and overseeing the Fund's subadviser.

In considering these issues, the Committee and the Board also considered the costs of the services to be provided (both on an absolute and relative basis) by the Investment Manager and its affiliates, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which economies of scale were expected to be shared with the Fund supported the approval of the Agreements.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits to be received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. The Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions to be generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio brokerage for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that would be in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the proposed Agreements. No single item was identified as paramount or controlling, and individual Trustees may have attributed different weights to various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the Agreements.

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Semiannual Report 2012
40

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

Important Information About This Report

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2012
41

Variable Portfolio — Eaton Vance Global Macro Advantage Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please carefully consider the investment objectives, risks, charges and expenses of any variable fund and its related variable contract before investing. For variable fund and variable contract prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1474 A (08/12)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	August 21, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 21, 2012